Document and Entity Information Document (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Apr. 16, 2013	Jun. 30, 2012
DEI [Abstract]
Entity Registrant Name	Affinity Gaming
Entity Central Index Key	0001499268
Document Type	8-K
Document Period End Date	Apr 16, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-know Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float		$ 0
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Deferred tax asset		$ 0
Other Assets [Abstract]
Property and equipment, net	267,948	218,594
Other assets, noncurrent	1,196	1,495
Intangibles, net	131,947	125,544
Goodwill	68,516	53,455
Total assets	651,922	603,740
Current liabilities
Accrued expense	21,097	23,719
Deferred income taxes	(3,124)	735
Current maturities of long-term debt	7,281	1,325
Long-term debt	389,435	347,075
Liabilities held for sale (Note 3)	3,552	8,644
Deferred income taxes	5,322	2,764
Successor [Member]
Current assets
Cash and cash equivalents	126,873	45,956
Restricted cash	608	9,237
Receivable, St Jo flood	0	4,068
Accounts receivable, net of reserve of $184 and $74, respectively	5,109	3,662
Prepaid expense	8,568	7,908
Inventory	2,835	2,854
Deferred tax asset	3,124	0
Total current assets	147,117	73,685
Other Assets [Abstract]
Property and equipment, net	267,948	218,594
Other assets, noncurrent	14,951	7,597
Assets held for sale (Note 3)	21,443	130,033
Intangibles, net	131,947	125,544
Goodwill	68,516	48,287
Total assets	651,922	603,740
Current liabilities
Accounts payable	14,001	11,948
Accrued interest	2,581	97
Accrued expense	21,097	23,719
Income tax payable	516	184
Deferred income taxes	0	735
Current maturities of long-term debt	7,281	1,325
Total current liabilities	45,476	38,008
Long-term debt	389,435	347,075
Other liabilities	1,007	1,014
Liabilities held for sale (Note 3)	3,552	8,644
Deferred income taxes	5,322	2,764
Total liabilities	444,792	397,505
Commitments and contingencies (Note 15)
Owners' equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued or outstanding	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized; 20,257,625 shares issued and outstanding at December 31, 2012	20	0
Members’ capital, $10 par value; 20,200,001 common units authorized, issued and outstanding at December 31, 2011	0	198,033
Additional paid-in-capital	207,110	1,680
Retained earnings	0	6,522
Total owners’ equity	207,130	206,235
Total liabilities and owners’ equity	$ 651,922	$ 603,740

Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Accounts receivable reserve	$ 184	$ 74
Common stock, par value (usd per share)	$ 0.001
Common stock, shares authorized (shares)	200,000,000
Common stock, shares issued (shares)	20,257,625
Common stock, shares outstanding (shares)	20,257,625
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (shares)	10,000,000	10,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Members capital, par value (usd per share)		$ 10
Members capital, shares authorized (shares)		20,200,001
Members capital, shares issued (shares)		20,200,001
Members capital, shares outstanding (shares)		20,200,001

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Net revenue	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062		$ 403,176	$ 378,587
EXPENSE
Depreciation and amortization										21,000	20,300	31,200
Write downs, reserves and recoveries										(785)	(6,388)
Operating income from continuing operations	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289		45,694	42,034
Other income (expense)
Impairment charges										(13,600)
Provision for income taxes									(4,222)	(2,487)
Discontinued operations (Note 3):
Loss from discontinued operations before income tax										(9,085)	(1,877)	(30,940)
Benefit from income taxes									527	3,271
Loss from discontinued operations										(5,814)	(1,350)	(30,940)
Net income (loss)	463	1,646	(2,089)	4,614	8,202	(2,276)	(575)	2,521		4,634	7,872
Successor [Member]
REVENUE
Casino										285,169	265,810
Food and beverage										45,784	41,710
Lodging										29,227	25,222
Fuel and retail										74,971	76,241
Other										21,210	18,629
Total revenue										456,361	427,612
Promotional allowances										(53,185)	(49,025)
Net revenue										403,176	378,587
EXPENSE
Casino										110,267	101,399
Food and beverage										46,395	41,806
Lodging										18,006	17,518
Fuel and retail										64,707	67,291
Other										9,649	12,546
General and administrative										72,830	69,011
Depreciation and amortization										23,266	21,169
Pre-opening expense										421	0
Corporate										12,726	12,201
Write downs, reserves and recoveries										(785)	(6,388)
Total expense										357,482	336,553
Operating income from continuing operations										45,694	42,034
Other income (expense)
Interest expense, net										(29,731)	(28,364)
Reorganization costs										0	0
Fresh-start adjustments										0	0
Reorganization of debt										0	0
Impairment charges										0	0
Loss on extinguishment (or modification) of debt										(8,842)	0
Other costs										0	(1,576)
Total other income (expense), net										(38,573)	(29,940)
Income from continuing operations before income tax										7,121	12,094
Provision for income taxes										(2,487)	(4,222)
Income from continuing operations										4,634	7,872
Discontinued operations (Note 3):
Loss from discontinued operations before income tax										(9,085)	(1,877)
Benefit from income taxes										3,271	527
Loss from discontinued operations										(5,814)	(1,350)
Net income (loss)										(1,180)	6,522
Predecessor [Member]
REVENUE
Casino												276,837
Food and beverage												43,733
Lodging												23,588
Fuel and retail												65,830
Other												19,527
Total revenue												429,515
Promotional allowances												(49,123)
Net revenue												380,392
EXPENSE
Casino												103,697
Food and beverage												43,278
Lodging												17,199
Fuel and retail												56,952
Other												14,188
General and administrative												72,518
Depreciation and amortization												32,294
Pre-opening expense												0
Corporate												11,936
Write downs, reserves and recoveries												0
Total expense												352,062
Operating income from continuing operations												28,330
Other income (expense)
Interest expense, net												55
Reorganization costs												(6,797)
Fresh-start adjustments												(160,316)
Reorganization of debt												633,659
Impairment charges												(75,746)
Loss on extinguishment (or modification) of debt												0
Other costs												0
Total other income (expense), net												390,855
Income from continuing operations before income tax												419,185
Provision for income taxes												0
Income from continuing operations												419,185
Discontinued operations (Note 3):
Loss from discontinued operations before income tax												(30,940)
Benefit from income taxes												0
Loss from discontinued operations												(30,940)
Net income (loss)												$ 388,245

Consolidated Statements of Owners' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Predecessor [Member]	Predecessor [Member] Members’ Capital	Predecessor [Member] Additional Paid-In Capital	Predecessor [Member] Retained Earnings (Deficit)	Successor [Member]	Successor [Member] Common Stock	Successor [Member] Members’ Capital	Successor [Member] Additional Paid-In Capital	Successor [Member] Retained Earnings (Deficit)
Beginning balance at Dec. 31, 2009		$ (388,245)	$ 2,368	$ 1,631	$ (392,244)
Increase (Decrease) in Owners' Equity
Net income (loss)		388,245			388,245
Cancellation of predecessor equity		(3,999)	(2,368)	(1,631)
Elimination of predecessor deficit		3,999			3,999
Issuance of member units in connection with the emergence from Chapter 11 restructuring after fresh-start accounting		198,033	198,033
Ending balance at Dec. 31, 2010						198,033		198,033
Increase (Decrease) in Owners' Equity
Net income (loss)	7,872					6,522				6,522
Paid-in capital						1,680			1,680
Ending balance (shares)
Ending balance at Dec. 31, 2011						206,235		198,033	1,680	6,522
Increase (Decrease) in Owners' Equity
Net income (loss)	4,634					(1,180)
Paid-in capital						2,075			2,075
Conversion from LLC to corporation (shares)							20,257,625
Conversion from LLC to Corporation							20	(198,033)	203,355	(5,342)
Ending balance (shares)						20,257,625	20,257,625
Ending balance at Dec. 31, 2012						$ 207,130	$ 20		$ 207,110	$ 0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,634	$ 7,872
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, before income taxes	9,085	1,877	30,940
Depreciation and amortization	21,000	20,300	31,200
Loss on impairment of assets	13,600
Deferred income taxes	3,966
Successor [Member]
Cash flows from operating activities:
Net income (loss)	(1,180)	6,522
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, before income taxes	9,085	1,877
Depreciation and amortization	23,266	21,169
Amortization of debt issuance costs	1,306	324
Debt discount amortization	216	0
(Gain) loss on sale of property and equipment	(18)	108
Fresh-start accounting adjustment	0	0
Loss on impairment of assets	0	0
Reorganization of debt	0	0
Unamortized loan fees related to debt extinguishment	1,250	0
Insurance proceeds St Jo flood	1,005	0
Share-based compensation	2,075	1,680
Excess cash from discontinued operations	23,892	0
Deferred income taxes	(1,301)	3,499
Decrease (increase) in operating assets:
Accounts receivable	(446)	(4,438)
Prepaid expense	(720)	2,150
Inventory	19	325
Due from related parties	0	0
Other assets	883	591
Increase (decrease) in operating liabilities:
Accounts payable	315	525
Liabilities subject to compromise	0	0
Accrued interest	2,484	97
Accrued expense	(21)	(13,818)
Income tax payable	332	184
Other liabilities	(52)	(248)
Reorganization items	0	0
Net cash provided by operating activities	62,390	20,547
Cash flows from investing activities:
Collection on notes and loans receivable	0	0
Restricted cash	8,629	(1,500)
Cash paid for business acquisition	(4,305)	0
Insurance proceeds St Jo flood	3,045	0
Proceeds from sale of property and equipment	66	1,078
Purchases of property and equipment	(26,425)	(30,728)
Net cash used in investing activities	(18,990)	(31,150)
Cash flows from financing activities:
Payment on long-term debt	(349,900)	(1,600)
Proceeds from long-term debt	398,000	0
Loan origination fees	(10,583)	(1,622)
Reorganization items	0	0
Net cash provided by (used in) financing activities	37,517	(3,222)
Net increase in cash and cash equivalents	80,917	(13,825)
Cash and cash equivalents:
Beginning of year	45,956	59,781
End of year	126,873	45,956
Supplemental cash flow information:
Cash paid during the period for interest	29,171	35,313
Cash paid for reorganization items	0	0
Supplemental schedule of non-cash investing and financing activities:
Purchase of property and equipment financed through accounts payable	3,781	2,085
Non-cash disposition of assets	29,993	0
Non-cash purchase of Colorado assets	67,078	0
Non-cash loan origination fees	62	0
Change in estimated values of acquired assets and liabilities (Note 3)
Prepaid assets	0	(459)
Property and equipment	0	422
Goodwill	0	1,376
Accrued expense	0	(1,319)
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)			388,245
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from discontinued operations, before income taxes			30,940
Depreciation and amortization			32,294
Amortization of debt issuance costs			0
Debt discount amortization			0
(Gain) loss on sale of property and equipment			0
Fresh-start accounting adjustment			160,316
Loss on impairment of assets			75,746
Reorganization of debt			(633,659)
Unamortized loan fees related to debt extinguishment			0
Insurance proceeds St Jo flood			0
Share-based compensation			0
Excess cash from discontinued operations			0
Deferred income taxes			0
Decrease (increase) in operating assets:
Accounts receivable			(2,260)
Prepaid expense			(307)
Inventory			(170)
Due from related parties			702
Other assets			(670)
Increase (decrease) in operating liabilities:
Accounts payable			(587)
Liabilities subject to compromise			(1,869)
Accrued interest			0
Accrued expense			7,376
Income tax payable			0
Other liabilities			(97)
Reorganization items			(5,889)
Net cash provided by operating activities			50,111
Cash flows from investing activities:
Collection on notes and loans receivable			33
Restricted cash			(7,076)
Cash paid for business acquisition			0
Insurance proceeds St Jo flood			0
Proceeds from sale of property and equipment			40
Purchases of property and equipment			(21,153)
Net cash used in investing activities			(28,156)
Cash flows from financing activities:
Payment on long-term debt			0
Proceeds from long-term debt			0
Loan origination fees			0
Reorganization items			(38,258)
Net cash provided by (used in) financing activities			(38,258)
Net increase in cash and cash equivalents			(16,303)
Cash and cash equivalents:
Beginning of year			76,084
End of year			59,781
Supplemental cash flow information:
Cash paid during the period for interest			0
Cash paid for reorganization items			9,731
Supplemental schedule of non-cash investing and financing activities:
Purchase of property and equipment financed through accounts payable			251
Non-cash disposition of assets			0
Non-cash purchase of Colorado assets			0
Non-cash loan origination fees			0
Change in estimated values of acquired assets and liabilities (Note 3)
Prepaid assets			0
Property and equipment			0
Goodwill			0
Accrued expense			$ 0

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements
ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Organization

We originally organized Affinity Gaming (formerly known as Affinity Gaming, LLC; together with its subsidiaries, “Affinity”, “Successor”, “we” or “us”) as Herbst Gaming, LLC in the State of Nevada on March 29, 2010, to acquire substantially all of the assets of Herbst Gaming, Inc. (“HGI” and, together with its subsidiaries, the “Predecessor”) pursuant to Predecessor’s plan of reorganization under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Plan”).  The United States Bankruptcy Court for the District of Nevada, Northern Division (the “Bankruptcy Court”) jointly administered Predecessor’s bankruptcies under the lead case In re: Zante, Inc., Case No. BK-N-9-50746-GWZ.  The Predecessor substantially consummated their reorganization on December 31, 2010 (the “Emergence Date”), wherein we acquired all of Predecessor’s assets in consideration for the issuance of our membership interests and senior secured loans. We changed our name to Affinity Gaming, LLC on May 20, 2011, to reflect our new beginning, new Board of Directors and new management team.

On December 20, 2012 (the “Effective Time”), Affinity Gaming, LLC converted from a Nevada limited liability company into a Nevada corporation after adopting the Conversion Agreement and filing its Articles of Conversion with the Secretary of State of the State of Nevada. The resulting entity is now known as Affinity Gaming. Pursuant to the Conversion, at the Effective Time, among other things, (i) the membership interests of Affinity Gaming, LLC held by its members were converted into common shares of Affinity Gaming on a one-to-one basis and the members of Affinity Gaming, LLC became stockholders of Affinity Gaming, (ii) all property, subsidiaries, rights, privileges, powers and franchises of Affinity Gaming, LLC vested in Affinity Gaming, and all liabilities and obligations of Affinity Gaming, LLC became liabilities and obligations of Affinity Gaming, and (iii) the Articles of Organization and the Operating Agreement of Affinity Gaming, LLC, in each case as in effect immediately prior to the Effective Time, ceased to have any force or effect and the Articles of Incorporation, together with the Addendum thereto and the Bylaws of Affinity Gaming were adopted. Upon consummation of the Conversion, shares of our common stock were deemed to be registered under Section 12(g) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder. For purposes of Rule 12g-3(a), we are the successor issuer to Affinity Gaming, LLC.

Also on December 20, 2012, we adopted a shareholders' rights plan, which is intended to improve the bargaining position of our Board of Directors in the event of an unsolicited offer to acquire our outstanding common stock, by entering into a Rights Agreement, dated December 21, 2012, with American Stock Transfer & Trust Company, LLC, as rights agent. The Board of Directors implemented the rights plan by declaring a dividend of one preferred share purchase right (a “Right”) for each outstanding share of our common stock held of record as of December 21, 2012, and directing the issuance of one preferred share purchase right with respect to each share of our common stock that shall become outstanding thereafter until the rights become exercisable or they expire as described below. Each right initially entitles holders of our common stock to buy from us one one-thousandth of a share of our Series A Preferred Stock, par value $0.001 per share (the “Preferred Shares”) at a price of $45.00 per one one-thousandth of a Preferred Share represented by a Right, subject to adjustment. The Rights expire on December 21, 2015, unless extended or earlier redeemed. The Rights will generally become exercisable only following the tenth day after a person or group acquires or obtained the right to acquire or announced a tender or exchange offer that if consummated would result in such person or group acquiring beneficial ownership of 15% or more of our outstanding common stock. Upon the occurrence of a triggering event, the Rights will entitle every holder of our common stock, other than the acquirer, to purchase our stock or stock of our successor on terms that would likely be economically dilutive to the acquirer. Our Board of Directors, however, has the power to amend the terms of the Rights without the consent of the holders of the Rights so that it does not apply to a particular acquisition proposal or to redeem the rights for a nominal value before they become exercisable.

In addition, if we are acquired in a merger or other business combination transaction, or sell 50% or more of our assets or earnings power then, in lieu of the right to purchase our Preferred Shares, each Right will thereafter generally entitle its holder to receive the number of shares of common stock of the acquiring company using the same formula as for our common stock. The Rights expire on December 21, 2015 unless extended or earlier redeemed or terminated. We believe these features will likely encourage an acquirer to negotiate with our Board of Directors before commencing a tender offer or to condition a tender offer on the board taking action to prevent the rights from becoming exercisable, as the Rights may cause substantial dilution to a person or group that acquires or seeks to acquire 15% or more of our outstanding common stock.

Business

We are a Nevada corporation, headquartered in Las Vegas, which owns and operates 12 casinos, six of which are located in Nevada, three in Colorado, two in Missouri and one in Iowa. We also provide consulting services to Hotspur Casinos Nevada, Inc. (“Hotspur”), the operator of the Rampart Casino at the JW Marriott Resort in Las Vegas.  Under the terms of the consulting agreement, we receive a fixed monthly fee.

On February 27, 2012, we sold our casino in Searchlight, Nevada and the portion of our slot route operations relating solely to the Terrible Herbst convenience stores to JETT Gaming, LLC (“JETT”), a Las Vegas based slot route operator (the “JETT Transactions”). On February 29, 2012, we sold the remainder of our slot route operations, as well as our two Pahrump, Nevada casinos, to Golden Gaming, LLC, f/k/a Golden Gaming, Inc. (“Golden Gaming”), a Las Vegas based casino, tavern and slot route operator (the “Golden Gaming Disposition”). In addition, as part of the transaction with Golden Gaming, we acquired the land and buildings of the Golden Mardi Gras Casino, Golden Gates Casino and Golden Gulch Casino (together, the “Black Hawk Casinos”)—all located in Black Hawk, Colorado (the “Golden Gaming Acquisition” and together with the Golden Gaming Disposition and the JETT Transactions, the “Acquisition and Disposition Transactions”). We had leased the Black Hawk Casinos back to Golden Gaming through October 31, 2012, earning lease revenue while we waited for approval of our Colorado gaming licenses. We began operating the Black Hawk Casinos on November 1, 2012, after obtaining our Colorado gaming licenses.

On February 1, 2013, we sold the Sands Regency Casino Hotel in Reno, Nevada, the Gold Ranch Casino & RV Resort in Verdi, Nevada, and the Dayton Depot Casino in Dayton, Nevada to Truckee Gaming, LLC (“Truckee Gaming,” and the transaction, the “Truckee Disposition”).

Consolidation and Presentation

We prepare our consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP"). While preparing our financial statements, we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of revenue and expense during the reporting period. Accordingly, actual results could differ from those estimates. Reported amounts that require us to make extensive use of estimates include the fair values of assets and liabilities related to fresh-start accounting, reorganization valuation, depreciation and amortization, the estimated allowance for doubtful accounts receivable and the estimated cash flows we use in assessing the recoverability of long-lived assets, as well as the estimated fair values of certain assets related to write downs and impairments, contingencies and litigation, and claims and assessments.

At December 31, 2010, we became a new reporting entity for financial reporting purposes, with a new basis in the identifiable assets and liabilities we assumed from Predecessor, a new capital structure and no retained earnings or accumulated losses. Accordingly, we present the consolidated financial statements of Predecessor separately from our consolidated financial statements. Between March 29, 2010 and December 31, 2010, Successor had no operations or results.

We adopted fresh-start accounting, which had a material effect on the consolidated financial statements as of December 31, 2010. The accretion and amortization of fresh-start adjustments had a material impact on our consolidated statements of operations and cash flows for periods subsequent to December 31, 2010.

In this prospectus, when we use the terms “we”, “us”, or “our” in relation to the period commencing after the Emergence Date, we are referring to Successor, and when we use those terms in relation to the period prior to the Emergence Date, we are referring to Predecessor. These references include the subsidiaries of Successor or Predecessor, unless otherwise indicated or unless the context requires otherwise.

We include all of our subsidiaries in our consolidated financial statements, eliminating all significant intercompany balances and transactions during consolidation.

As discussed in Note 19, we have revised certain amounts in the accompanying consolidated financial statements for 2011 and 2010 from the amounts previously reported to correct certain errors, report certain operations as discontinued operations and make certain other reclassifications. As discussed in Note 17, we have also changed the composition of our reportable segments.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Our cash and cash equivalents include demand deposits with financial institutions and short-term, highly-liquid instruments with original maturities of three months or less when purchased. The carrying value of the deposits and instruments approximates their fair value due to their short-term maturities.

Restricted Cash

Restricted cash consists primarily of cash held in reserve to satisfy Predecessor legal claims assumed by Successor. These cash reserves have been established to meet contingent liabilities or obligations of the Company. See Note 15 for further detail related to litigation reserves.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (an exit price). When reporting the fair values of our financial instruments, we prioritize those fair value measurements into one of three levels based on the nature of the inputs, as follows:

•	Level 1 – Valuations based on quoted prices in active markets for identical assets and liabilities;

•
Level 2 –    Valuations based on observable inputs that do not meet the criteria for Level 1, including quoted prices in inactive markets and observable market data for similar, but not identical instruments; and

•	Level 3 – Valuations based on unobservable inputs, which are based upon the best available information when external market data is limited or unavailable.

The fair value hierarchy requires us to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. For some products or in certain market conditions, observable inputs may not be available.

Restructuring Costs

For 2010, restructuring costs include expense related to the evaluation of financial and strategic alternatives, as well as special legal and other advisors’ fees associated with our reorganization efforts prior to the Petition Date, including preparation for the bankruptcy filing of the Predecessor and its subsidiaries.

Other Costs

For the twelve months ended December 31, 2011, the line item Other costs includes approximately $0.4 million in contingent expense related to Internal Revenue Service (“IRS”) claims against the Predecessor and approximately $1.2 million in bankruptcy-related professional and trustee fees incurred by the Successor. We recorded an adjustment in the amount of $1.3 million to the liabilities we acquired from the Predecessor for IRS claims that came to our attention during the second quarter of 2011, and we recorded subsequent adjustments to that liability as expense in Other costs. We did not record any adjustments related to the IRS liabilities during 2012.

Reorganization Costs

For 2010, we have separately reported revenue, expense, and realized gains and losses that were directly associated with the reorganization of Predecessor’s business as reorganization costs in the statements of operations. In addition, we have separately reported cash provided by or used for reorganization activities in the consolidated statements of cash flows.

Accounts Receivable

We periodically perform credit evaluations of our customers to minimize the risk of credit losses. To determine an allowance for potential credit losses related to our accounts receivable, we review accounts receivable balances based on our collections experience and the age of the receivables. In connection with fresh-start accounting, Predecessor potential credit losses were eliminated and receivables were recorded at estimated fair value.

Inventory

We record our inventory, which includes food, beverage, retail items and gasoline, at the lower of cost or market value. We determine cost using the first-in, first-out method.

Property and Equipment

We state property and equipment at cost and depreciate such assets using the straight-line method over the estimated useful lives of each assets category. For leasehold improvements, we determine amortization using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

The following table presents useful lives by asset class:

Building	40 years
Gaming equipment	5 years
Furniture, fixtures, and equipment	5-10 years
Leasehold improvements	1-20 years

Debt Issuance Costs

We capitalize debt issuance costs incurred in connection with the issuance of long-term debt and amortize such costs to interest expense using the straight-line method, which approximates the effective interest method, over the terms of the related debt agreements. Capitalized debt issuance costs at December 31, 2012 were $9.4 million, net of accumulated amortization of $1.2 million, while at December 31, 2011, capitalized debt issuance costs were $1.3 million, net of accumulated amortization of $0.3 million.

Self-Insurance Reserves

We are self-insured up to certain stop loss amounts for workers’ compensation costs. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates for claims incurred but not yet reported. In estimating these accruals, we consider historical loss experience and make judgments about the expected levels of costs per claim. We believe our estimates of future liability are reasonable based upon our methodology; however, changes in health care costs, accident frequency and severity and other factors could materially affect the estimate for these liabilities. Self-insurance reserves are included in accrued expense on our consolidated balance sheets in the amounts of $0.8 million and $0.6 million at December 31, 2012 and 2011, respectively.

Long-Lived Assets

When events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable, we evaluate long-lived assets for potential impairment, basing our testing method upon whether the assets are held for sale or held for use. For assets classified as held for sale, we recognize the asset at the lower of carrying value or fair market value less costs of disposal, as estimated based on comparable asset sales, offers received, or a discounted cash flow model. For assets held and used, we estimate the future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, we recognize an impairment loss for the difference between the carrying value of the asset and its fair value. During 2012, we recognized a loss on impairment related to the Truckee Disposition, as more fully described in Note 3. Our testing revealed no impairments during 2011 or 2010.

Goodwill and Intangible Assets

We evaluate our goodwill and indefinite-lived intangible assets, which are not subject to amortization, during the fourth quarter of each year and between annual test dates in certain circumstances. Indefinite-lived intangible assets consist primarily of license rights, which we test for impairment using a discounted cash flow approach, and trademarks, which we test for impairment using the relief-from-royalty method. Goodwill represents the excess of purchase price over fair market value of net assets acquired in business combinations. We test goodwill for relevant reporting units for impairment using a discounted cash flow analysis based on our budgeted future results discounted using a weighted average cost of capital, developed using a standard capital asset pricing model based on guideline companies in our industry, and market indicators of terminal year capitalization rates. During 2012, we recognized a loss on impairment related to the Truckee Disposition, as more fully described in Note 6. During our regular annual testing in 2012 and 2011 (excluding the testing related to the Truckee Disposition), the estimated fair values of our reporting units with associated goodwill substantially exceeded their carrying values for all our reporting units, so we did not record further impairment charges.

There are several estimates inherent in evaluating these assets for impairment. In particular, future cash flow estimates are, by their nature, subjective and actual results may differ materially from our estimates. In addition, the determination of capitalization rates and the discount rates used in the impairment tests are highly judgmental and dependent in large part on expectations of future market conditions.

Revenue and Promotional Allowances

We recognize casino revenue equal to the amounts wagered by patrons less the amounts we pay to winning patrons. Additionally, we recognize lodging revenue at the time guests occupy hotel rooms, and all other revenue at the time we provide the good or service to the patron. We present revenue from retail sales net of sales tax. Revenue from casino operations includes the retail value of food, beverage, goods and services we provide to customers on a complimentary basis; such complimentary amounts are then deducted as promotional allowances. The estimated cost of providing these promotional allowances is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Lodging	$12,462	$11,582	$10,832
Food and Beverage	13,166	11,712	11,032
Other	11,663	10,604	11,212
Total	$37,291	$33,898	$33,076

Guest Rewards Programs

Our guest rewards programs allow guests to earn certain point-based cash rewards or complimentary goods and services based on the volume of the guests' gaming activity. Guests can accumulate reward points over time which they may redeem at their discretion under the terms of the programs. If a guest does not earn any reward credits over the subsequent 12- to 18-month period, depending upon the casino, that guest forfeits their reward credit balance. Because guests can accrue the reward points, we expense those reward points, after giving effect to estimated forfeitures, as the guests earn them. We base our accruals on historical data, estimates and assumptions regarding the mix of rewards that guests will redeem and the costs of providing those rewards. We record the retail value of the point-based rewards, cash-back rewards or complimentary goods and services as promotional allowance, and we include the estimated costs of providing those rewards in the Casino line item in the expense section of our statement of operations.

Cash, Hotel and Food Coupons

On a discretionary basis, we may award cash, lodging and food coupons to our gaming patrons, based in part on their play volume, to induce future play. The coupons are redeemable within a short time period (generally seven days for cash coupons and one month for lodging and food coupons), and guest cannot renew or extend the offer. We record the retail value of the good or service underlying the coupons as promotional allowance when guests redeem these coupons.

Accounting for Share-Based Compensation

For share-based compensation we award to employees, we recognize compensation expense over the vesting period during which the employee provides services in exchange for the award, using the grant-date fair value of the award to measure the expense. We estimate the grant-date fair value of stock options using the Black-Scholes-Merton option pricing model, which requires estimates for expected volatility, expected dividends, the risk-free interest rate and the expected term of the share-based award. We include an estimate of the number of awards that will be forfeited, and we update that number based on actual forfeitures. We determine the fair value of restricted stock awards based on the fair market value of our common stock on the grant date.

Income Taxes

On the Emergence Date, we elected to be treated as a partnership for income tax under the provisions of the Internal Revenue Code. Under those provisions, the members were liable for income tax on the our taxable income as it affected the members’ individual income tax returns. Effective April 1, 2011, we elected to be treated as a C-corporation for income tax under the provisions of the Internal Revenue Code. In connection with this election, we began recording a provision for income taxes as well as related tax asset and liability accounts (see Note 10). The Predecessor elected to be taxed as an S-corporation for income tax under the provisions of the Internal Revenue Code. Accordingly, no provision for income taxes has been included in the consolidated financial statements of the Predecessor.

Concentrations of Credit Risk

We maintain cash balances at certain financial institutions located in the states in which we operate. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At times, cash balances may be in excess of FDIC limits. As of December 31, 2012, we do not believe we have any significant concentrations of credit risk.

Recently Issued Accounting Pronouncements

In July 2012, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2012-02, Intangibles—Goodwill and Other (Topic 350)(“ASU No. 2012-2”).  In ASU No. 2012-2, the FASB gave entities the option of considering qualitative factors first when attempting to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired.  If an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity need not take further action; however, if an entity concludes otherwise, then it must perform the quantitative impairment test by comparing the fair value of the impaired asset with its carrying amount.  The amendments in ASU No. 2012-2, which we do not expect to materially affect our financial position, results of operations or cash flows, become effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.

Assets Held for Sale	12 Months Ended
Dec. 31, 2012
Assets Held-for-sale, Long Lived [Abstract]
Assets Held For Sale
ASSETS HELD FOR SALE

On September 7, 2012, we entered into an Asset Purchase Agreement (“Agreement”) with Truckee Gaming regarding the Truckee Disposition. The transaction closed on February 1, 2013. Truckee Gaming paid a base purchase price of $19.2 million less a $1.7 million credit for deferred maintenance capital plus an adjustment related to EBITDA through the closing date of the transaction of $1.4 million. Truckee Gaming received $2.9 million in cash as part of the assets transferred, which consisted of $2.5 million in cage cash and $0.4 million transferred as a purchase price adjustment. The Agreement also includes a contractual purchase price adjustment based on the working capital balances, exclusive of cash, with a payment to either Truckee Gaming or us, pegging the working capital balances at zero. Based on the preliminary working capital balances as of February 1, 2013, Truckee Gaming received $1.0 million as a purchase price adjustment. Net of the purchase price adjustments and cash delivered to Truckee Gaming, we received gross proceeds of $17.5 million which were deposited into an account subject to a control agreement to be withdrawn by us, as permitted under the Credit Agreement. We have included the results of operations for the casinos subject to the Truckee Disposition in discontinued operations, and we have reclassified their assets and liabilities as held for sale, for all periods presented.

Our former Chief Operating Officer, Ferenc Szony, submitted his resignation concurrent with the closing of the Truckee Disposition and he became a managing principal at Truckee Gaming. We have entered into an agreement with Mr. Szony under which he will provide services to us in connection with our consulting agreement with Hotspur.

Because the carrying values of the net assets of the properties we are selling to Truckee Gaming exceeded the estimated net proceeds stipulated in the Agreement, we determined that the goodwill and long-lived assets on the books of those properties had become impaired. After performing quantitative testing, in which we used an estimate of the proceeds we will receive as an estimate for the fair value of the underlying assets, we recorded a $0.9 million impairment of goodwill and a $13.6 million impairment to fixed assets. Due to the timing of the Agreement, we have not yet finalized certain aspects of the analysis, such as the amount of proceeds we will ultimately receive. As a result, our preliminary estimates and assumptions may change. The impairment losses have been included in results of discontinued operations in the accompanying 2012 consolidated financial statements.

On February 27, 2012, we consummated the transactions contemplated by the Asset Purchase and Sale Agreement (the “JETT Agreement”) with JETT Gaming, LLC (“JETT”). Pursuant to the JETT Agreement, upon the terms and subject to the conditions thereof, we agreed to sell the assets of our Searchlight Casino, in Searchlight, Nevada and our Terrible Herbst convenience store slot machine route operations (“Herbst Slot Route”) to JETT. We also agreed to terminate certain agreements with parties affiliated with both JETT and the former owners of Predecessor.  In consideration for the Searchlight Casino and the Herbst Slot Route, JETT agreed to (i) assume certain liabilities related to the Searchlight Casino and the Herbst Slot Route, (ii) pay an amount in cash for certain equipment used in the Herbst Slot Route, and (iii) enter into an agreement not to compete with our other slot route operations and not to solicit any of our employees engaged in the operation of our other businesses for a period of time.

On February 29, 2012, we substantially consummated the transactions contemplated by the Asset and Equity Purchase Agreement ("Golden Gaming Agreement") with Golden Gaming, LLC (formerly known as Golden Gaming, Inc.) ("Golden Gaming") and an Asset Purchase Agreement with an affiliate of Golden Gaming known as Golden Mardi Gras, Inc. (the “Black Hawk Agreement” and, together with the Golden Gaming Agreement, the “Golden Agreements”).  Pursuant to the Golden Gaming Agreement, upon the terms and subject to the conditions thereof, we sold the assets of our Terrible’s Town Casino and our Terrible’s Lakeside Casino & RV Park, both located in Pahrump, Nevada (the “Pahrump Casinos”), and our slot route operations (other than the Herbst Slot Route) (the “Slot Route”) to Golden Gaming, which also assumed certain liabilities related to the Pahrump Casinos and Slot Route.

Pursuant to the Black Hawk Agreement, upon the terms and subject to the conditions thereof, we agreed to purchase the assets and assume certain liabilities of Golden Gaming’s Golden Mardi Gras Casino, Golden Gates Casino and Golden Gulch Casino, each located in Black Hawk, Colorado ("Black Hawk Casinos"). We acquired the land and buildings of the Black Hawk Casinos which we leased back to Golden Gaming until we obtained our Colorado gaming licenses on October 18, 2012.  We recorded lease revenue of $6.5 million from Golden Gaming during the year ended December 31, 2012. On November, 1, 2012, we began operating the Black Hawk Casinos.

The Golden Agreements required us to pay a contractual purchase price adjustment based on the estimated values at closing of the Pahrump Casinos and Slot Route, on the one hand, and the Black Hawk Casinos on the other hand. For purposes of the purchase price adjustment, we determined the estimated values of the Pahrump Casinos and Slot Route and the Black Hawk casinos based on multiples of their trailing twelve months EBITDA as of their respective closing dates in February. We paid the purchase price adjustment of $4.3 million in cash.

In connection with the disposition of the Searchlight Casino, the Pahrump Casinos and the Slot Route and the payment of $4.3 million to Golden Gaming, and the acquisition of the Blackhawk Casinos, we have recorded a gain on the transaction as further described below.  The fair value of the Searchlight Casino, the Pahrump Casinos and the Slot Route at the closing of the transactions was estimated to be $67.1 million, which we used in the calculation of the gain.

We recorded a gain of $3.4 million on the properties sold under the JETT Agreement and Golden Gaming Agreement, net of selling expense of approximately $2.8 million.  Selling expense primarily consisted of legal fees related to the purchase and sale agreements.  For the year ended December 31, 2012, discontinued operations includes only two months of operations related to the properties sold under the JETT Agreement and Golden Gaming Agreement, compared to full year-to-date results for the year ended December 31, 2011.

For each of the properties we sold or that we have contracted to sell, we classified their results of operations as discontinued operations for all periods presented in the accompanying consolidated statements of operations. We have retrospectively adjusted the amounts reported for 2011 and 2010 in the following two tables to give effect to such reporting of discontinued operations.

The following table summarizes operating results for discontinued operations (in thousands):

	Year ended December 31,
	2012	2011	2010
Net revenue	$82,145	$251,982	$255,927
Pretax loss from discontinued operations	$(9,085)	$(1,877)	$(30,940)
Discontinued operations, net of tax	$(5,814)	$(1,350)	$(30,940)

The following table details our assets held for sale and liabilities related to assets held for sale (in thousands), all of which were previously reported in our Nevada segment:

	December 31,
	2012	2011
Cash and cash equivalents	$4,659	$58,744
Receivables, net	448	1,039
Notes and loans receivable	—	280
Prepayments and other	1,433	4,134
Inventory	695	1,644
Property and equipment, net	9,381	41,597
Lease acquisition costs, net	—	7,477
Other assets, net	119	220
Intangibles	483	1,819
Goodwill	4,225	13,079
Total assets held for sale	$21,443	$130,033

Accounts payable	$831	$2,121
Accrued expense	2,721	6,157
Other liabilities	—	366
Total current liabilities related to assets held for sale	$3,552	$8,644

The amounts at December 31, 2012 represent the balance of assets and liabilities on our books related to the properties we have agreed to sell in the Truckee Disposition, not necessarily the amounts that will transfer to the buyer upon the closing of the transaction. The amounts as of December 31, 2011 represent the assets and liabilities related to the properties we have agreed to sell to Truckee Gaming plus the assets and liabilities related to the properties we sold under the JETT Agreement and Golden Gaming Agreement. The Slot Route and Pahrump Casino assets purchased by Golden Gaming included $24.4 million in cash. The assets sold to Truckee Gaming included $2.9 million in cash. In both transactions, we retained the excess.

Purchase Price Allocation	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Purchase Price Allocation
PURCHASE PRICE ALLOCATION

On February 29, 2012, we acquired the Black Hawk Casinos as part of an asset swap with Golden Gaming, LLC which was critical to and consistent with our long-term strategic vision to divest of non-core assets and expand our geographic diversity. For a purchase price of $72.1 million, we acquired $27.9 million of property and equipment, $14.1 million of land, $8.6 million of identifiable intangible assets, and $1.3 million in operating cash as part of the transaction. We recorded goodwill in the amount by which the purchase price exceeded the $51.9 million of net identifiable assets, for a total goodwill amount of $20.2 million. In this transaction, the goodwill, which is deductible for tax purposes, represents the synergies we expect to achieve by replacing the non-core properties we gave up with the Black Hawk Casinos.

The following table presents supplemental pro forma financial information (in thousands) as if we acquired the Black Hawk Casinos as of January 1, 2011. We prepared the supplemental pro forma information for comparative purposes; it does not necessarily indicate what the actual results for the periods ended December 31, 2012 and 2011, would have been had we acquired the Black Hawk Casinos on January 1, 2011, nor is it indicative of any future results.

	Year Ended December 31,
	2012	2011
Net revenue	$432,400	$425,062
Operating income	53,217	48,903
Income from continuing operations, net of tax	9,449	9,434

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT
Property and equipment consist of the following (in thousands):

	Estimated Life (Years)	December 31, 2012	December 31, 2011
Building	40	$163,662	$125,691
Gaming equipment	5	43,261	34,489
Furniture, fixtures, and equipment	5 - 10	33,261	24,204
Leasehold improvements	1 - 20	206	10
Land	—	40,013	25,910
Barge	10	15,019	15,019
Construction-in-progress		13,343	13,235
Total property and equipment		308,765	238,558
Less accumulated depreciation		(40,817)	(19,964)
Total property and equipment, net		$267,948	$218,594

We recorded depreciation expense on the above assets totaling $21.0 million, $20.3 million, and $31.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS

In the fourth quarter of each year, we test goodwill and other indefinite-lived intangible assets for impairment. We also conduct tests between our annual tests if events occur or circumstances change that would, more likely than not, reduce the fair values of the indefinite-lived intangible assets below their carrying values. When testing for impairment, we first evaluate qualitative factors to determine whether, more likely than not, the fair value of an operating segment has decreased below its carrying value. If we determine that the fair value of an operating segment has, more likely than not, decreased below its carrying value, we then quantitatively test for impairment.

Because the carrying values of the net assets of the properties we are selling to Truckee Gaming exceeded the estimated proceeds stipulated in the asset purchase agreement, we determined that goodwill and long-lived assets on the books of those properties had become impaired. We tested for impairment by using the proceeds from the transaction and adding estimated cash flows through the closing date to arrive at an undiscounted cash flow. We then added back selling expenses and discounted the result to arrive at a proxy for the fair value of the underlying assets, which we allocated to the respective underlying assets. After comparing the estimated fair value of the assets to their carrying values, we recorded a $0.9 million impairment of goodwill and wrote down fixed assets by $13.6 million. Due to the timing of the Agreement, we have not yet finalized certain aspects of the analysis, such as the amount of proceeds we will ultimately receive, as well as the valuations of long-lived assets, intangible assets, and residual goodwill. As a result, our preliminary estimates and assumptions may change. We have reported the impairments in discontinued operations.

We recorded $6.1 million of customer loyalty program intangible assets and $2.5 million of local tradename intangible assets related to our acquisition of substantially all of the assets of the Black Hawk Casinos.  We amortize the customer loyalty program assets using average lives similar to those we us for similar intangible assets.

We determine the fair value of the indefinite-lived intangible assets other than goodwill using the discounted cash flows method, a form of the income approach.  In determining the fair values, we make significant assumptions relating to variables based on past experiences and judgments about future performance.  These variables include, but are not limited to: (1) the forecasted earnings growth rate of each market, (2) risk-adjusted discount rate and (3) expected growth rates in perpetuity to estimated terminal values.

The following table summarizes intangible assets by category (dollars in thousands):

	December 31,
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer loyalty programs	$12,164	$(2,346)	$9,818	$6,064	$(781)	$5,283
Trademarks	2,982	(730)	2,252	482	(98)	384
Total amortizing intangible assets	$15,146	$(3,076)	$12,070	$6,546	$(879)	$5,667

Gaming license rights	$110,646		$110,646	$110,646		$110,646
Local tradenames	9,231		9,231	9,231		9,231
Total non-amortizing intangible assets	$119,877		$119,877	$119,877		$119,877
Total	$135,023		$131,947	$126,423		$125,544

The following table summarizes the changes in goodwill by reportable segment, during the year ended December 31, 2012 (dollars in thousands):

	Nevada	Midwest	Colorado	Discontinued Operations	Total
Goodwill, December 31, 2011	$33,665	$14,622	$—	$5,168	$53,455
Goodwill allocated for acquisition of the Black Hawk Casinos	—	—	20,229	—	20,229
Goodwill transferred to assets held for sale	—	—	—	(5,168)	(5,168)
Balance as of December 31, 2012	$33,665	$14,622	$20,229	$—	$68,516

We amortize definite-lived intangible assets ratably over their expected lives which, for customer loyalty programs, approximates seven years and, for trademarks, approximates 3.75 years. During the year ended December 31, 2012, we acquired customer relationship intangibles, which we are amortizing over a weighted-average useful life of approximately six years, and trademark intangibles, which we are amortizing over a weighted-average useful life of five years. Overall, we are amortizing definite-lived intangible assets over a weighted-average expected life of approximately 6.5 years.

We obtain gaming license rights when we acquire gaming entities that operate in gaming jurisdictions where competition is limited, such as states where the law only allows a certain number of operators.  We do not currently amortize gaming license rights and local tradenames because we have determined they have an indefinite useful life.

We recorded total amortization expense for continuing operations of $2.2 million, $0.9 million and $1.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table presents the future amortization expense related to definite-lived intangible assets (in thousands):

2013	$2,530
2014	2,298
2015	2,298
2016	2,298
2017	1,788
Thereafter	858

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets	OTHER ASSETS Other assets consist of the following (in thousands):

	December 31,
	2012	2011
Capitalized loan fees	$9,446	$1,297
Long-term deposits	4,309	4,805
Other assets	1,196	1,495
Total	$14,951	$7,597

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accrued Expenses
ACCRUED EXPENSE

Accrued expense consists of the following (dollars in thousands):

	December 31,
	2012	2011
Progressive jackpot liabilities	$2,766	$1,735
Accrued payroll and related	7,492	7,940
Slot club point liability	3,947	3,434
Litigation reserves	—	5,929
Disputed bankruptcy estate expense	1,517	1,559
Other accrued	5,375	3,122
Total	$21,097	$23,719

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
LONG-TERM DEBT

The following table summarizes long-term debt balances as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
9% Senior Unsecured Notes due 2018	$200,000	$—
Unamortized discount	(1,784)	—
9% Senior Unsecured Notes due 2018, net	198,216	—
Senior Secured Loan	—	348,400
Senior Secured Credit Facility due 2017	198,500	—
Less: current maturities	(7,281)	(1,325)
Total long-term debt	$389,435	$347,075

Prior to March 22, 2009, HGI and certain of the lenders (the “Consenting Lenders”) under its $860 million senior credit facility (the “HGI Credit Facility”) entered into a lockup agreement (as amended and restated on June 29, 2009, the “Lockup Agreement”) which set forth the material terms of HGI’s restructuring. In exchange for Predecessor agreeing to meet certain timing milestones and to file a plan of reorganization and supporting disclosure satisfactory to Consenting Lenders holding at least two-thirds in amount of the HGI Credit Facility claims held by all of the Consenting Lenders (the “Requisite Lenders”), the Consenting Lenders agreed to vote in support of a plan of reorganization with the terms and conditions described in the Lockup Agreement during the bankruptcy balloting process. On July 22, 2009, Predecessor filed with the Bankruptcy Court an amended joint plan of reorganization. On January 22, 2010, the Bankruptcy Court issued an Amended Order Confirming Debtors’ First Amended Joint Plan of Reorganization (the “Order”), confirming the amended joint plan of reorganization, as modified by the Findings of Fact and Conclusions of Law in Support of Order Confirming Debtors’ First Amended Joint Plan of Reorganization (the “Findings of Fact”) entered contemporaneously with the Order (the amended joint plan of reorganization as modified by the Findings of Fact, the “Bankruptcy Plan”). The Bankruptcy Plan became effective on February 5, 2010, but was not substantially consummated until December 31, 2010.

On December 31, 2010, (i) we acquired substantially all of the assets of Predecessor in consideration for $350 million in aggregate principal amount of senior secured loans ("Senior Secured Loans") and the issuance to HGI of all of our Common Units, (ii) the Senior Secured Loans and Common Units were distributed by HGI to its Lenders under the HGI Credit Facility on a pro rata basis in accordance with the Bankruptcy Plan, (iii) all of Predecessor’s approximately $1.1 billion in outstanding long-term debt obligations consisting of borrowings under the HGI Credit Facility, $160 million of outstanding principal amount of 8.125% Notes and $170 million of outstanding principal amount of 7% Notes were terminated and (iv) 100% of the existing equity in HGI was cancelled. After the transfer of HGI’s assets to us, all of HGI’s subsidiaries (other than E-T-T Enterprises L.L.C. and Corral Coin, Inc., which were dissolved) are wholly-owned by us.

On May 9, 2012, we repaid all of the $342.1 million debt outstanding under the Senior Secured Loans we issued to acquire substantially all of the assets of Predecessor, incurring a prepayment penalty of 2% on the principal balance in the process.  We obtained the funds used to prepay the debt by (i) issuing $200 million of 9.00% Senior Unsecured Notes due 2018 (the "2018 Notes"), (ii) using a $200 million Senior Secured Credit Facility due 2018 ("Senior Secured Credit Facility") which, when aggregated with the 2018 Notes, provided us with an additional $38.6 million of cash after we repaid our former indebtedness, and (iii) the establishment of a $35 million Super Priority Revolving Credit Facility due 2017 ("Super Priority Revolving Credit Facility"), which remained undrawn at close.

Both the Senior Secured Credit Facility and the Super Priority Revolving Credit Facility bear interest at an uncommitted floating rate of LIBOR plus 4.25%, subject to a LIBOR floor of 1.25%.  The Super Priority Revolving Credit Facility carries commitment fees equal to an annualized rate of 0.50% on undrawn amounts when the net leverage ratio is greater than 3.50 to 1.00 and equal to an annualized rate of 0.375% on undrawn amounts when the net leverage ratio is less than or equal to 3.50 to 1.00.  The Senior Secured Credit Facility provides an accordion feature, whereby we may borrow an additional $80 million of debt subject to certain customary terms and conditions including pro forma compliance with a maximum senior secured leverage ratio (as defined in the senior secured credit facility). We incurred approximately $13.4 million in fees (including Original Issue Discount), associated with the new debt. Total unamortized loan fees as of December 31, 2012 totaled $9.4 million, inclusive of $1.8 million in fees and pre-payment penalties attributable to lenders that participated in both the original and refinanced debt.  We are amortizing capitalized loan fees over the life of the new debt agreements. During the year ended December 31, 2012, we recorded an $8.8 million loss on modification or early retirement of debt.

On September 7, 2012, we entered into the Agreement with Truckee Gaming to sell our Sands Regency Casino Hotel in Reno, Nevada, the Gold Ranch Casino & RV Resort in Verdi, Nevada, and the Dayton Depot Casino in Dayton, Nevada.  Under the Senior Secured Credit Facility and the Super Priority Revolving Credit Facility, we must make a mandatory repayment of amounts outstanding under the Senior Secured Credit Facility and the Super Priority Revolving Credit Facility in an amount equal to the net cash proceeds from any asset sale within five business days after receipt of such proceeds.  However, we do not have to make such mandatory prepayment if (i) no event of default or specified default (each as defined in the Senior Secured Credit Facility and Super Priority Revolving Credit Facility) then exists and (ii) such net cash proceeds are used to purchase assets (other than working capital) used or useful in the business (x) within 365 days following receipt of the net cash proceeds or (y) if a legally binding commitment is entered into within such 365 day period, within 180 days after the end of such 365 day period.  In the case of non-core asset sales (as defined in the Senior Secured Credit Facility and Super Priority Revolving Credit Facility), any resulting net cash proceeds must be deposited into an account subject to an account control agreement.

Under the terms of the Senior Secured Credit Facility and Super Priority Revolving Credit Facility, a change of control would occur in certain circumstances, including (i) when any person or group acquires 40% or more on a fully diluted basis of our voting equity interests, (ii) when there is a change of control under the 2018 Notes Indenture as described below, or (iii) when a change in the majority of continuing directors ceases to exist. A continuing director, as defined in the Senior Secured Credit Facility is a director on the date of borrowing or a director nominated by a majority of directors that existed on the date of borrowing.  A change of control would constitute an event of default under the Senior Secured Credit Facility and Super Priority Revolving Credit Facility and permit the acceleration by the lenders of all outstanding borrowings thereunder.

The Senior Secured Credit Facility and the Super Priority Revolving Credit Facility contain customary covenants including maximum total leverage ratio, maximum secured leverage ratio, minimum interest coverage ratio and maximum total annual capital expenditures.  Additionally, the Senior Secured Credit Facility is subject to mandatory annual prepayments based on generation of excess cash flow (as defined), equal to 50% of excess cash flow when the net leverage ratio is greater than or equal to 4.00 to 1.00 and equal to 25% of excess cash flow when the net leverage ratio is greater than or equal to 3.00, but less than 4.00.  At December 31, 2012, we were in compliance with all financial covenants related to our debt agreements; the Leverage Ratio on that date was 4.85 to 1.00 and the Interest Coverage Ratio was 2.35 to 1.00.

As noted above, we used the net proceeds from the sale of the 2018 Notes, together with borrowings under the Senior Secured Credit Facility, to terminate and repay in full all outstanding indebtedness under the existing Senior Secured Loans, plus related fees and expense. We and our wholly-owned subsidiary, Affinity Gaming Finance Corp. (together with us, the "Issuers"), issued the 2018 Notes in a private placement pursuant to an indenture, dated May 9, 2012 ("2018 Notes Indenture"), among the Issuers, the guarantors named therein, U.S. Bank, National Association as trustee, and Deutsche Bank Trust Company Americas as paying agent, registrar, transfer agent and authenticating agent. Interest on the 2018 Notes, which accrues from the date of original issuance, is payable semiannually in arrears on May 15 and November 15, commencing November 15, 2012. Interest is calculated on the basis of a 360-day year comprised of twelve 30-day months.

The Issuers may choose to redeem some or all of the 2018 Notes at any time prior to May 15, 2015, upon providing notice to holders of the 2018 Notes, at a price equal to 100% of the principal amount of the 2018 Notes redeemed plus a “make-whole” premium as of the applicable redemption date, plus accrued interest.  Additionally, at any time prior to May 15, 2015, upon providing notice to holders of the 2018 Notes, the Issuers may choose to redeem up to 35% of the 2018 Notes with the net cash proceeds from one or more equity offerings at a redemption price equal to 109% of the principal amount of the 2018 Notes to be redeemed, plus accrued and unpaid interest to the redemption date, as long as at least 65% of the aggregate principal amount of the 2018 Notes originally issued remains outstanding immediately after giving effect to any such redemption and the redemption occurs not more than 180 days after the date of the closing of the equity offering.  On and after May 15, 2015, the Issuers are entitled to redeem all or a portion of the 2018 Notes upon providing not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as a percentage of principal amount on the redemption date), plus accrued and unpaid interest, if any, to the applicable redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the 12-month period commencing on May 15 of the years set forth in the table below.

Year	Percentage
2015	104.50%
2016	102.25%
2017 and thereafter	100.00%

All of our current and future domestic subsidiaries that guarantee the Senior Secured Credit Facility also fully and unconditionally guarantee the Issuers' payment obligations under the 2018 Notes on a senior unsecured basis.

The terms of the 2018 Notes Indenture, among other things, limit our ability to incur additional debt, issue preferred stock, pay dividends or make other restricted payments, make certain investments, create liens, allow restrictions on the ability of restricted subsidiaries to pay dividends or make other payments, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates.

If we experience certain kinds of changes in control, the Issuers must make an offer to purchase the 2018 Notes at a price equal to 101% of the aggregate principal amount of the 2018 Notes plus accrued and unpaid interest, if any, to but excluding the date of repurchase. A change of control (as defined in the 2018 Notes Indenture) occurs when we become aware of (i) any person or group becoming the beneficial owner of more than 50% of the total voting power of our membership units, or (ii) the sale or other disposition of all or substantially all of our assets. In addition, the Issuers, under certain circumstances, must make an offer to repurchase 2018 Notes with the proceeds of certain asset sales that they do not use to purchase new assets or otherwise apply in accordance with the terms of the 2018 Notes Indenture.

The 2018 Notes Indenture further provides that if any gaming authority requires a holder of the 2018 Notes to be licensed, qualified or found suitable under any applicable gaming law and such holder fails to apply for, or is denied, such license, qualification or not found suitable, the Issuers have the right, at their option, to (i) require such holder to dispose of its 2018 Notes or (ii) redeem such 2018 Notes at the applicable redemption price specified in the 2018 Notes Indenture. The Issuers will not be required to pay or reimburse any holder of the 2018 Notes who is required to apply for such license, qualification or finding of suitability.

We based the estimated fair value of the 2018 Notes and the Senior Secured Credit Facility on Level 2 inputs using quoted prices in inactive markets and observable market data for similar, but not identical, instruments. The following table presents the carrying values and estimated fair values of our long-term debt at December 31, 2012 (in thousands):

	Carrying Value	Estimated Fair Value
9% Senior Unsecured Notes due 2018	$198,216	$208,127
Senior Secured Credit Facility	198,500	200,485
Total	$396,716	$408,612

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Deferred Tax Assets and Liabilities

Effective April 1, 2011, we elected to be treated as a corporation for purposes of federal income tax (the “Election”). Prior to the Election, we were treated as a partnership for federal and state income tax purposes. As a partnership, our taxable income and losses were attributed to our members and, accordingly, we reflected no provision or liability for income taxes in the accompanying consolidated financial statements for periods prior to the Election.

We record deferred tax assets and liabilities to account for the effects of temporary differences between the tax basis of an asset or liability and its amount as reported in our consolidated balance sheets. These temporary differences result in taxable or deductible amounts in future years.

Deferred tax assets and liabilities presented on the consolidated balance sheets are as follows (in thousands):

	December 31,
	2012	2011
Current deferred tax asset (liability)	$3,124	$(735)
Non-current deferred tax liability	(5,322)	(2,764)
Net deferred tax liability	$(2,198)	$(3,499)

The following table details the components of our deferred tax assets and liabilities (in thousands):

	December 31,
	2012	2011
DEFERRED TAX ASSETS
Reserve for employee benefits	$1,241	$305
Provision for doubtful accounts	85	143
Deferred compensation	671	614
Asset retirement obligation	261	244
Progressive slot and players’ club liabilities	1,918	199
Tax benefit of current year NOL	1,355	4,635
Equity compensation	761	369
Restructuring costs	280	400
General business credits	—	181
AMT credit	573	—
Litigation reserve	—	441
Gaming taxes	600	—
Other	805	612
Gross deferred tax assets	8,550	8,143
DEFERRED TAX LIABILITIES
Depreciation and amortization	(8,553)	(8,714)
Prepaid services and supplies	(2,195)	(2,928)
Gross deferred tax liabilities	(10,748)	(11,642)
Deferred tax liabilities, net	$(2,198)	$(3,499)

At December 31, 2012, we had a gross federal net operating loss carryforward of approximately $4.0 million. In addition, we had a deferred tax asset of approximately $0.6 million related to Alternative Minimum Tax credits. We can carry forward the net operating losses and apply them to offset taxable income for 20 years; they will begin to expire in 2031. We can carry forward the Alternative Minimum Tax credit and apply it to offset regular tax liabilities indefinitely; it will not expire.

We have analyzed our filing positions in each jurisdiction where we are required to file income tax returns. We believe our income tax filing positions and deductions will be sustained on audit and do not anticipate any adjustments that will result in a material change to our financial position.

We filed income tax returns in the United States federal jurisdiction and in several state jurisdictions. No jurisdiction is currently examining our tax filings for any tax years.

Provision for Income Taxes

The following table presents the components of our income tax provision attributable to pre-tax income from continuing operations, as well as the income tax benefit attributable to pre-tax income from discontinued operations (in thousands):

	Year Ended December 31, 2012	Nine Months Ended December 31, 2011
CURRENT
Federal	$1,917	$—
State	(438)	(197)
Total current taxes	1,479	(197)
DEFERRED
Federal	(3,746)	(3,802)
State	(220)	(223)
Total deferred taxes	(3,966)	(4,025)
Provision for income taxes related to continuing operations	(2,487)	(4,222)
Benefit from income taxes related to discontinued operations	3,271	527
Total benefit from (provision for) income tax	$784	$(3,695)

The following table presents a reconciliation between the federal statutory rate and the effective income tax rate, expressed as a percentage of pre-tax income:

	December 31,
	2012	2011
Tax at federal statutory rate	34.0%	34.0%
State income tax	2.0%	2.0%
Non-deductible expense	2.6%	2.5%
Opening balance adjustment	—%	18.0%
General business credit	(3.7)%	(2.3)%
Effective tax rate related to continuing operations	34.9%	54.2%
Effective tax rate related to discontinued operations	36.0%	36.0%
Total effective tax rate	39.9%	58.4%

Share-based compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
SHARE-BASED COMPENSATION

We account for our share-based compensation arrangements under an accounting standard which requires us to measure the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair values of awards are recognized as additional compensation expense, which is classified as operating expense, proportionately over the vesting period of the awards.

We designed our share-based compensation arrangements to advance our long-term interests; for example, by allowing us to attract employees and directors, retain them and aligning their interests with those of our unitholders. The amount, frequency, and terms of share-based awards may vary based on competitive practices, our operating results, government regulations and availability under our equity incentive plans. Depending upon the form of the share-based award, new shares of our common units may be issued upon grant, option exercise or vesting of the award. We maintain two classes of a share-based plan, each as discussed below. As of December 31, 2012, we had awarded grants representing 788,428 shares of our common stock, and we could still issue grants representing as many as 211,572 shares of our common stock under the LTIP. The compensation committee of the board of directors approved this plan.

The Affinity Gaming 2011 Long Term Incentive Plan (“LTIP”) permits the granting of stock options to employees, officers, directors and consultants. Options granted to management under the LTIP generally vest ratably over three years from the date of the grant, and expire five years from the date of grant. Options granted to directors vest in two equal tranches, the first on issuance and the second on the first business day of the following calendar year. Options granted to our Chief Executive Officer vest ratably on December 31, 2011, 2012, and 2013. Vesting of the Chief Executive Officer’s options is based 50% on time and 50% on achieving certain performance criteria as evaluated by the compensation committee annually.

Our LTIP also provides for the grant of Restricted Stock Units (“RSUs”). Employees, officers, directors and consultants may, upon the passage of time or the attainment of performance criteria or both, earn RSUs which they may settle for cash, shares, or other securities or a combination thereof. Each RSU represents a contingent right to receive one share of Affinity Gaming common stock upon vesting. Holders of RSUs may vote their shares and receive their proportionate share of any dividends. The RSUs are subject to the terms and conditions contained in the applicable award agreement and our LTIP. In March 2011, our Chief Executive Officer was granted RSUs, totaling approximately 200,000 units; two-thirds of these RSUs had vested as of December 31, 2012, while the final one-third will vest on December 31, 2013. The vesting for each year is based 50% on time and 50% on achieving certain performance criteria as evaluated by the compensation committee annually. On February 24, 2012, we granted certain key executives RSUs totaling 26,832 units; these RSUs will vest ratably over three years. On December 27, 2012, we granted certain members of our Board of Directors RSUs totaling 35,126 units; half of these RSUs vested immediately, while the other half will vest on January 1, 2014.

The following table summarizes the activity related to our outstanding and non-vested stock options and restricted stock units for the period ended December 31, 2012:

	Stock Options				Restricted Stock
	Outstanding		Non-Vested		Non-Vested
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Fair Value Per Share	Shares	Weighted Average Fair Value Per Share
Balance, January 1, 2012	409,088	$10.00	303,786	$5.50	133,334	$10.00
Granted	135,139	10.25	135,139	5.92	61,958	11.30
Vested	—	—	(177,758)	5.58	(88,827)	10.44
Exercised	—	—	—	—	—	—
Forfeited	(13,424)	10.00	(13,424)	5.50	(4,333)	10.00
Balance, December 31, 2012	530,803	$10.06	247,743	$5.67	102,132	$10.40

We had a total of 257,625 shares of restricted stock outstanding as of December 31, 2012.

A summary of our exercisable stock options as of December 31, 2012 is as follows:

Number of vested stock options	283,060
Weighted-average exercise price per share	$10.03
Aggregate intrinsic value (in thousands)	$586
Weighted-average remaining contractual term in years	3.4

At December 31, 2012, our outstanding stock options had an aggregate intrinsic value of $1.1 million, and had a weighted-average remaining contractual term of 3.5 years.

We estimate the fair value of stock option awards at their grant date using a Black-Scholes-Merton option-pricing model. During 2012 and 2011, we applied the following weighted-average assumptions:

	2012	2011
Expected term in years	5.0	5.0
Expected volatility	70.36%	63.43%
Expected dividends	—%	—%
Risk-free interest rates	0.86%	2.27%

For each year presented, we determined the expected option term using the contractual term. Because we are closely held and, therefore, do not have equity listed on a public exchange, we based expected volatility on the historical volatility associated with an average of the stocks of our peer group, which we determined to be publicly-traded, U.S.-based regional casino operators. The risk-free interest rate is based on U.S. Treasury rates appropriate for the expected term. Actual compensation, if any, ultimately realized may differ significantly from the amount estimated using an option-pricing model.

No stock options were exercised during 2012 or 2011.

The following tables present certain information related to compensation cost:

	Year Ended December 31,
	2012	2011
Compensation cost included in operating expense (in thousands)
Options	$1,102	$1,025
Restricted stock units	973	667
Total	$2,075	$1,692

As of December 31, 2012
Total compensation cost for non-vested awards not yet recognized (in thousands)
Stock options	$808
Restricted stock units	1,061
Total	$1,869

Weighted-average years to be recognized
Options	1.2
Restricted units	1.1

Write Downs, Reserves and Recoveries	12 Months Ended
Dec. 31, 2012
Write Downs, Reserves And Recoveries
Write-downs, reserves and recoveries
WRITE DOWNS, RESERVES AND RECOVERIES

Our operating results include various pretax charges to record contingent liability reserves, recoveries of previously recorded reserves and other non-routine transactions. The following table presents the components of Write-downs, reserves and recoveries for continuing operations (in thousands):

	Year ended December 31,
	2012	2011
Gain on insurance claim, St Jo flood	$—	$(3,259)
Litigation reserve settlement, net	(707)	(1,529)
Settlement with insurance carriers	(78)	(1,600)
	$(785)	$(6,388)

The predecessor recorded no amounts in the line item Write downs, reserves and recoveries during the year ended December 31, 2010.

On June 27, 2011, we had to close our casino located in St. Joseph, Missouri due to flooding of the Missouri River; we reopened it on September 29, 2011. Our insurance policies provided both property damage and business interruption coverage, subject to deductibles. We settled our claim with our insurance carriers during the quarter ended December 31, 2011, recording $3.0 million in business interruption proceeds and $0.5 million in property damage proceeds, net of deductibles. We also recorded a net $0.3 million gain for proceeds in excess of the book value of property destroyed or damaged, net of approximately $0.1 million in deductibles under our policies. All proceeds from our insurance carriers were collected as of June 30, 2012.

As discussed further in Note 15, we entered into a settlement agreement with a party that had filed a claim against the Predecessor whereby we agreed to settle the litigation for a total of $4.0 million. In accordance with the terms of the settlement agreement, we made the payment in February 2012, and we recovered $0.5 million from our insurance carrier. We recorded the difference between the amount reserved as of December 31, 2010, and the settlement payment as income. Statutory interest accrued during 2011 totaled $0.8 million, which we had recorded as a general corporate expense, has also been reversed in the accompanying consolidated statements of operations. Additionally, we had maintained a cash reserve for this claim pursuant to the Bankruptcy Order; the restricted cash was released to us during 2012 to coincide with the effective date of the settlement.

As discussed further in Note 16, we self-funded health care benefits, up to a certain stop-loss amount, for employees at our Midwest casinos through December 31, 2008. We discovered an error in the placement of the policy that caused us to absorb expense above the stop loss during 2008 and 2009. In July 2011, we entered into a settlement agreement with the insurance broker and received $1.6 million as full settlement of the litigation claims related to the policy error. We recorded the settlement as income in the line item Write downs, reserves and recoveries in the accompanying consolidated statement of operations.

Reorganization Items	12 Months Ended
Dec. 31, 2012
Reorganization Items [Abstract]
Reorganization Items
REORGANIZATION ITEMS

Reorganization items represent expense incurred as a result of the Chapter 11 proceedings and are presented separately in the consolidated statements of operations.

	Successor		Predecessor
	Year ended December 31,
	2012	2011	2010
Trustee fees	$—	$—	$968
Professional fees	—	—	2,874
Other	—	—	2,955
Total	$—	$—	$6,797

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED-PARTY TRANSACTIONS

General

Edward Herbst, Timothy Herbst and Troy Herbst are brothers and are officers and directors of Predecessor and its wholly-owned subsidiaries. In addition, they are officers and directors of Terrible Herbst, Inc. and Berry-Hinckley Industries. There is no cross ownership between Predecessor and either Terrible Herbst, Inc. or Berry-Hinckley Industries. Terrible Herbst, Inc. is owned solely by Jerry and Maryanna Herbst, the parents of the Herbst brothers. Sean Higgins, Predecessor’s General Counsel, is also the general counsel of Berry-Hinckley Industries.

The Plan provided for the modification of certain related party agreements. On the Emergence Date, all related party agreements were assumed by, or assigned to, Successor. The terms and provisions of the related party agreements remain in effect or have been terminated as described below.

Slot route contract with Terrible Herbst, Inc.

Until the contract was terminated in February 2012 in connection with the sale of the Herbst Slot Route to JETT, we rented space for the exclusive placement of certain slot machines (route operations) in convenience stores owned by Terrible Herbst, Inc. We incurred rent expense of $1.8 million, $10.7 million and $10.5 million under this agreement for the years ended December 31, 2012, 2011, and 2010, respectively.

Other arrangements with Terrible Herbst, Inc.

Until the contract was terminated in February 2012 in connection with the sale of the Herbst Slot Route to JETT, we provided accounting and administrative services related to the collection of daily deposits from Terrible Herbst convenience stores pursuant to a service agreement with Terrible Herbst, Inc. Pursuant to providing our services under the contract, Terrible Herbst paid us approximately $45,000 during the year ended December 31, 2012, and approximately $0.3 million for the years ended December 31, 2011, and 2010.

We were party to a master ATM agreement with Terrible Herbst pursuant to which we were granted the exclusive right to install and maintain ATMs in Terrible Herbst convenience store locations. This agreement expired on September 30, 2011.

We entered into a nonexclusive trademark license agreement with Terrible Herbst for the use of the Terrible Herbst brand name and its cowboy logo which extends through June 2013. Pursuant to this trademark license agreement, we incurred expenses totaling approximately $0.7 million, $1.6 million and $1.8 million to Terrible Herbst in the years ended December 31, 2012, 2011 and 2010, respectively.

We were party to a shared services agreement with Terrible Herbst and Berry-Hinckley Industries whereby (i) Terrible Herbst and Berry-Hinckley Industries reimbursed us for services performed by certain of our employees on behalf of Terrible Herbst and Berry-Hinckley Industries as requested from time to time, consisting primarily of the day-to-day functions of Terrible Herbst, and Berry-Hinckley Industries and (ii) we reimbursed Terrible Herbst for services performed by certain of their employees of Terrible Herbst on our behalf as requested from time to time, consisting primarily of maintaining the price books for certain of our service station locations. Under the shared services agreement, we received from Terrible Herbst approximately $0.5 million for services rendered during each of the years ended December 31, 2011 and 2010. We received from Berry-Hinckley Industries approximately $68,000 during each of the years ended December 31, 2011 and 2010. The shared services agreement expired on December 31, 2010 and was extended on a month-to-month basis through December 31, 2011. Effective January 1, 2012, we entered into a transition services agreement whereby the services of certain employees were extended as needed with a final termination date of April 30, 2012.

Until it expired on December 31, 2011, we had an advertising purchasing agreement with Terrible Herbst pursuant to which we purchased advertising time on Terrible Herbst’s network of gas pump and interior television screens for $35,000 per month for the years ended December 31, 2011 and 2010.

Lease agreements

Pursuant to an amended lease agreement that expired on April 30, 2012, we leased from The Herbst Family Limited Partnership II, or Herbst FLP II, the real property on which our former corporate headquarters was located. The general partners of Herbst FLP II are Jerry and Maryanna Herbst. We paid $58,000 under this lease during the year ended December 31, 2012, and $0.2 million under this lease during each of the years ended December 31, 2011 and 2010.

Pursuant to an amended lease agreement that expired on April 30, 2012, we leased from the Herbst’s Grandchildren’s Trust a warehouse located in Las Vegas, Nevada for our employment center and purchasing departments. We paid $0.2 million under this lease during the year ended December 31, 2012, and $0.6 million during each of the years ended December 31, 2011 and 2010.

We leased from the Herbst Family Limited Partnership the land on which the Terrible’s Town Casino in Pahrump, NV is located. Golden Gaming assumed this lease in connection with their purchase of the Pahrump casinos. We paid $35,000 under this lease during the year ended December 31, 2012, and $0.2 million during each of the years ended December 31, 2011 and 2010.

We leased from Terrible Herbst the real property on which the Searchlight Casino in Searchlight, NV is located. Terrible Herbst leases that real property from an unrelated third party. JETT assumed this lease (see Note 3) in connection with their purchase of the Searchlight casino. We paid $30,000 under this lease during the year ended December 31, 2012, and $0.2 million in each of the years ended December 31, 2011 and 2010.

We leased land and office space in certain of our facilities to Terrible Herbst under various lease agreements with terms ranging from month-to-month to 20 years. We received rental income of $58,000 under this lease during the year ended December 31, 2012, and $0.3 million in each of the years ended December 31, 2011 and 2010. Either we have terminated these leases or Golden Gaming assumed them in connection with the sale of the slot route and Pahrump casinos.

Related-party transactions

As described in Note 3, we divested non-core assets in the Truckee Disposition. Our former Chief Operating Officer, Ferenc Szony, became a managing principal at Truckee Gaming, LLC. One of our directors, Thomas M. Benninger, serves as a managing general partner of Global Leveraged Capital, LLC (“GLC”), a private investment and advisory firm. In connection with the Truckee Disposition, funds managed by affiliates of GLC provided mezzanine financing for Truckee Gaming and acquired warrants, which can be exercised under certain conditions, to obtain equity interests of Truckee Gaming.

Mr. Higgins was Predecessor’s General Counsel, and the general counsel of Terrible Herbst and Berry-Hinckley Industries until July 2010. Mr. Higgins is the brother of Mary E. Higgins, Predecessor’s chief financial officer until September 2010. Mr. Higgins received compensation for services rendered to us in 2010 of $1.6 million.

In 2003, we entered into a slot route contract to install, operate and service slot machines at a tavern owned by HIGCO, Inc., a company owned and operated by Mr. Higgins and two of his brothers, G. Michael Higgins and Kevin J. Higgins. Pursuant to this revenue-sharing contract, HIGCO, Inc. paid us $25,000 during the year ended December 31, 2012, and $0.2 million during each of the years ended December 31, 2011 and 2010. Golden Gaming assumed this slot route contract as part of the slot route operations they acquired from us.

In 2004, ETT entered into a slot route contract with SamCon, Inc., a company owned and operated by Mr. Higgins, to install, operate and service slot machines at a new location. Terms of this revenue-sharing contract were similar to the terms of the contract we entered into with HIGCO in 2003. Pursuant to this revenue-sharing contract, SamCon, Inc. paid us $17,000 during the year ended December 31, 2012, and $0.1 million during each of the years ended December 31, 2011 and 2010. Golden Gaming assumed this slot route contract as part of the slot route operations they acquired from us.

In 2005, ETT entered into a slot route contract to install, operate and service slot machines at a tavern owned by Prescott’s Bar LLC, a company owned and operated by Mr. Todd Sosey, the brother-in-law of Troy D. Herbst, one of Predecessor’s owners. Pursuant to this revenue-sharing contract, Prescott’s paid us $0, $74,000 and $88,000 in 2012, 2011 and 2010, respectively. Golden Gaming assumed this slot route contract as part of the slot route operations they acquired from us.

In November 2009, ETT entered into a slot route contract with Balboa Pizza, a company partially owned by Mr. David Ross, our Chief Executive Officer, to install, operate and service slot machines at a new location. The terms of this revenue-sharing contract were similar to the terms we had with other taverns. Pursuant to this revenue-sharing contract, Balboa Pizza paid us $63,000 in 2010. Mr. Ross sold his interest in Balboa Pizza effective December 31, 2010.

The accompanying consolidated balance sheet includes a receivable of $0.2 million at December 31, 2011, from Terrible Herbst, which arose in the normal course of business. The balances were non-interest bearing and payable on demand.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

We had non-cancelable location license agreements for space leases at groups of affiliated stores where we placed slot machines in connection with our slot route operation. The location leases and licenses, other than those related to the Herbst Slot Route, were assigned to Golden Gaming in connection with their purchase of the slot route in February 2012. We are also party to contracts that we enter into in the ordinary course of our business, including leases for real property and operating leases for equipment.

The following table presents future minimum lease payments under non-cancelable leases (in thousands):

2013	$7,996
2014	7,633
2015	7,567
2016	7,398
2017	7,330
Thereafter	175,197
Total	$213,121

We incurred rent expense totaling approximately $7.9 million, $7.5 million and $7.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

On March 5, 2013, Z Capital Partners, L.L.C. and certain of its affiliates, individually as well as derivatively on behalf of Affinity Gaming, filed a complaint (the “Complaint”) against us as a nominal party and our directors as defendants in the District Court, Clark County, Nevada, seeking (A) a judgment declaring, among other things: (i) that the conversion of Affinity Gaming, LLC from a Nevada limited liability company into a Nevada corporation (the “Corporate Conversion”) was ineffective and void ab initio and that Affinity Gaming, LLC remains in existence as a Nevada limited liability company governed by its Operating Agreement dated as of December 31, 2010 (the “Operating Agreement”); or in the alternative (ii) striking and invalidating, and enjoining the recognition or enforcement of the agreements and governing documents purportedly entered into in connection with the Corporate Conversion, and reforming them to comply with the requirements of the Operating Agreement; and (iii) enjoining defendants from taking any action inconsistent with the Operating Agreement and refusing to take any action required by the Operating Agreement; and (iv) that the Rights Agreement, dated effective December 21, 2012, between Affinity Gaming and American Stock Transfer & Trust Company, LLC, as Rights Agent is void ab initio and unenforceable, as well as (B) related general, special, consequential and punitive damages. Based on our preliminary review of the complaint, we and our Board of Directors believe that the claims brought by Z Capital are without merit and we intend to defend against them vigorously.

On February 17, 2006, the Clark County District Court entered judgment of a jury verdict delivered on January 14, 2006 against E-T-T, a subsidiary of Predecessor, for $4.1 million in compensatory damages and $10.1 million in punitive damages. The jury delivered its verdict in connection with an action brought by the family of an individual who alleged that we negligently supervised an employee.  The trial judge reduced the punitive damage award to $4.1 million in a post-trial ruling. Predecessor’s insurer paid the compensatory damages award, and interest began accruing on the punitive damages award, as we filed multiple appeals.  On February 14, 2012, we entered into a settlement agreement with the family of the individual whereby, without admitting to fault, we agreed to a punitive damage award of $4.0 million inclusive of all accrued interest, and we agreed to pay it on behalf of our subsidiary E-T-T, LLC (which we had converted from E-T-T, Inc. and which we had acquired in connection with the Bankruptcy Plan).  In connection with the settlement, Predecessor’s insurance carrier agreed to reimburse us $0.5 million. We paid the $4.0 million settlement amount on February 24, 2012 with unrestricted cash and received the insurance reimbursement on April 27, 2012. In connection with confirmation of the Bankruptcy Order, we were required to provide a cash reserve for the initial award plus statutory interest. The restricted cash was released to us in the second quarter of 2012 in connection with the settlement.

Our subsidiary, The Primadonna Company, LLC, was party to an arbitration that was filed in 2008 in Las Vegas involving the termination of an employee. The former employee alleged he was terminated without cause and was therefore due amounts pursuant to his employment agreement. On March 10, 2009, the arbitrator awarded the former employee $1.3 million. in compensatory damages, plus statutory interest and attorney’s fees. We appealed the arbitration award to the Clark County District Court which, on April 21, 2010, issued findings of fact, conclusions of law and an order setting aside the award as arbitrary and capricious, and remanded the matter back to arbitration. On November 11, 2011, the arbitrator confirmed the award which, including statutory interest and attorneys fees through the date of arbitration, totaled $1.9 million. We had fully reserved for this amount and entered into a settlement agreement with the former employee, pursuant to which we made a full and final payment totaling $1.8 million in May 2012.

We are party to certain other claims, legal actions and complaints arising in the ordinary course of business or asserted by way of defense or counterclaim in actions we filed. We believe that our defenses are substantial in each of these matters and that we can successfully defend our legal position without material adverse effect on our consolidated financial statements.

We are currently building a new travel center in Primm, Nevada. In connection with the construction, we have encountered, on multiple occasions, contaminated soil requiring remediation. Much of the contamination resulted from a gas station operated more than 30 years ago, and from abandoned underground fuel lines. Through December 31, 2012, we have spent approximately $3.2 million on remediation work, and we estimate that such amount could increase to approximately $4 million. The amounts spent on remediation are incremental to our planned expenditures on the project.

On June 25, 2012, the Nevada Tax Commission adopted a regulation requiring gaming companies to pay sales tax on customer complimentary meals and employee meals. The adoption of this regulation stems from a February 15, 2012 Nevada Tax Commission decision concerning another gaming company which states that complimentary meals provided to customers are subject to sales tax at the retail value of the meal and employee meals are subject to sales tax at the cost of the meal. The other gaming company filed in Clark County District Court a petition for judicial review of the Nevada Tax Commission decision. We have accrued the tax since the date of the most recent Nevada Department of Taxation ruling, and will continue to evaluate the situation as the case with the other gaming company progresses.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

We maintain retirement savings plans under Section 401(k) of the Internal Revenue Code for eligible employees. The plans allow employees to defer, within prescribed limits, up to 30% of their income on a pre-tax basis through contributions to the plans. We provide limited matches of a portion of eligible employees’ contributions. For the year ended December 31, 2012, we recorded contribution expense related to our 401(k) plans of $68,000. We did not record contribution expense during 2011 and 2010, because we did not offer any form of match of employees’ contributions during those years.

We self-funded health care benefits, up to a certain stop loss amount, for employees at our Midwest casinos through the year ended December 31, 2008. During the fourth quarter of 2008, we discovered an error in the placement of the stop loss policy that was in effect for 2007. As a result of the error in policy placement, we were subjected to additional exposure for health care claims incurred in 2007. During 2008 and 2009, respectively, we incurred approximately $1.1 million and $0.3 million in excess of stop-loss limits on claims originally incurred in 2007. Since January 1, 2009, we have used a fully-insured plan for health care benefits for our Midwest casino properties. In July 2011, we entered into a settlement agreement with the insurance broker and received $1.6 million as full settlement of the litigation claims related to the policy error. We recorded the settlement as income in the line item Write downs, reserves and recoveries in the accompanying consolidated statement of operations.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

SEGMENT INFORMATION

In 2010 and 2011, we had presented the following reportable segments: Northern Nevada, Southern Nevada and Midwest. As discussed in Note 3, we completed the acquisition of the Black Hawk Casinos during 2012, which we present as the new Colorado reportable segment. As a result of the sale of most of our Northern Nevada properties, we evaluated the remaining Northern Nevada property with the Southern Nevada properties for possible aggregation as one segment. During our evaluation, we determined that the remaining Northern Nevada property did not meet any of the thresholds for separate disclosure as an operating segment, and we do not project that it will meet any of the thresholds in the foreseeable future. As a result, we aggregate the remaining Northern Nevada property with our other Nevada properties as they have similar economic characteristics and meet the segment reporting aggregation criteria. The amounts reported for 2011 and 2010 in the following tables have been retrospectively adjusted from the amounts previously reported to give effect to this change in the composition of reportable segments.

The following table presents the components of net revenue by segment (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Gross revenue
Nevada	$301,971	$296,903	$289,296
Midwest[1]	140,035	130,709	140,045
Colorado	14,355	—	—
Gross revenue from segments	456,361	427,612	429,341
Corporate other income	—	—	174
Total gross revenue	456,361	427,612	429,515
Promotional allowances
Nevada	(39,386)	(37,742)	(36,354)
Midwest[1]	(12,142)	(11,283)	(12,769)
Colorado	(1,657)	—	—
Total promotional allowances	(53,185)	(49,025)	(49,123)
Net revenue
Nevada	262,585	259,161	252,942
Midwest	127,893	119,426	127,276
Colorado	12,698	—	—
Net revenue from segments	403,176	378,587	380,218
Corporate other income	—	—	174
Total net revenue	$403,176	$378,587	$380,392

1.
We revised the gross revenue amounts for the years ended December 31, 2011 and 2010 to correct errors totaling $5.4 million and $5.8 million, respectively. After the correction, gross revenue for 2011 and 2010 is consistent with the 2012 presentation. See Note 19 in the Notes to Consolidated Financial Statements for further information.

We use segment earnings before interest expense, income tax, depreciation, amortization, loss on impairment of assets, and restructuring and reorganization costs ("Segment EBITDA") as a measure of profit and loss to manage the operational performance of our segments. In the following table, we present revenue by segment and Segment EBITDA by segment, then we reconcile Segment EBITDA to income from continuing operations before income tax (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Segment EBITDA
Nevada	$32,784	$31,812	$33,086
Midwest	40,898	40,463	39,300
Colorado	7,718	—	—
Total segment EBITDA	81,400	72,275	72,386
Corporate and other expense	(10,651)	(10,521)	(11,762)
Depreciation and amortization
Nevada	14,150	14,100	24,036
Midwest	6,663	6,542	8,103
Colorado	2,042	—	—
Corporate and other	411	527	155
Total depreciation and amortization	23,266	21,169	32,294
Share-based compensation	2,075	1,680	—
Corporate write-downs, reserves and recoveries	(707)	(3,129)	—
Pre-opening expense	421	—	—
Operating income from continuing operations	45,694	42,034	28,330
Other income (expense)
Interest expense, net	(29,731)	(28,364)	55
Reorganization costs	—	—	(6,797)
Fresh-start adjustments	—	—	(160,316)
Reorganization of debt	—	—	633,659
Impairment charges	—	—	(75,746)
Loss on extinguishment (or modification) of debt	(8,842)	—	—
Other costs	—	(1,576)	—
Total other income (expense), net	(38,573)	(29,940)	390,855
Income (loss) from continuing operations before income tax	$7,121	$12,094	$419,185

The following table presents total assets by reportable segment (in thousands):

	December 31,
	2012	2011
Total assets by reportable segment
Nevada	$228,980	$231,687
Midwest	212,868	220,496
Colorado	78,455	—
Reportable segment total assets	520,303	452,183
Corporate and other	131,619	151,557
Total assets	$651,922	$603,740

Total assets in the Corporate and other line consist primarily of cash at the corporate entity and held-for-sale assets.

The following table presents capital expenditures by reportable segment (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Capital expenditures by reportable segment
Nevada	$14,043	$20,157	$15,886
Midwest	11,731	11,136	5,518
Colorado	1,565	—	—
Reportable segment capital expenditures	27,339	31,293	21,404
Corporate	2,867	1,520	—
Total capital expenditures	$30,206	$32,813	$21,404

Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Information
SELECTED QUARTERLY FINANCIAL INFORMATION

UNAUDITED
(in thousands)

Year Ended	Mar 31	Jun 30	Sep 30	Dec 31	Total
December 31, 2012
Net revenue	$101,705	$103,045	$100,710	$97,716	$403,176
Operating income	14,423	13,152	10,075	8,044	45,694
Income (loss) from continuing operations	4,614	(2,089)	1,646	463	4,634
December 31, 2011
Net revenue	$96,062	$100,074	$89,014	$93,437	$378,587
Operating income	11,289	10,468	7,136	13,141	42,034
Income (loss) from continuing operations	2,521	(575)	(2,276)	8,202	7,872

Restatement of Prior Financial Statements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Correction of an Error in Prior Financial Statements
PRIOR FINANCIAL STATEMENTS

We have revised certain amounts in the accompanying consolidated financial statements for the years ended December 31, 2011 and 2010 from the amounts previously reported in our 2011 Annual Report on Form 10-K for the following:

•
We corrected the classification of certain patron incentives that we had previously reported as promotional allowances rather than as a direct reduction to casino revenue. The correction reduced previously reported casino revenue by $5.4 million in 2011 and $5.8 million in 2010, and it reduced previously reported promotional allowances by an equal amount in the respective years. The errors did not affect previously reported net revenues, operating income or cash flows for any period. We assessed the materiality of the errors and concluded that the errors were not material to any of our previously issued financial statements, and we have revised all affected periods.

•	As discussed in Note 3, we have retrospectively adjusted prior period amounts to report the operations of properties sold, or under contract to be sold, as discontinued operations.

•	We have reclassified certain management fees which we were recording in other revenue in corporate into corporate expense, consistent with our presentation of other management fees.

To disclose the impact on previously reported amounts of the revisions described above, the following table presents our revenues as originally reported in our Annual Report on Form 10-K for 2011, and as revised (in thousands):

			Reclassifications
	As Previously Reported	Error Correction	For Discontinued Operations	For Management Fees	As Restated and Reclassified
Year ended December 31, 2011 (Successor)
Casino	$297,518	$(5,364)	$(26,344)	$—	$265,810
Food and beverage	49,136	—	(7,426)	—	41,710
Lodging	33,042	—	(7,820)	—	25,222
Fuel and retail	91,684	—	(15,443)	—	76,241
Other	20,152	—	(890)	(633)	18,629
Total revenue	491,532	(5,364)	(57,923)	(633)	427,612
Promotional allowances	(59,632)	5,364	5,243	—	(49,025)
Net revenue	$431,900	$—	$(52,680)	$(633)	$378,587
Year ended December 31, 2010 (Predecessor)
Casino	$308,410	$(5,798)	$(25,775)	$—	$276,837
Food and beverage	51,344	—	(7,611)	—	43,733
Lodging	31,778	—	(8,190)	—	23,588
Fuel and retail	80,838	—	(15,008)	—	65,830
Other	20,269	—	(742)	—	19,527
Total revenue	492,639	(5,798)	(57,326)	—	429,515
Promotional allowances	(60,766)	5,798	5,845	—	(49,123)
Net revenue	$431,873	$—	$(51,481)	$—	$380,392

We also reclassified lease acquisition costs from its own line item to the Other assets, net line item as the amount was no longer material.

Condensed Consolidated Guarantor Data	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidated Guarantor Data
CONDENSED CONSOLIDATED GUARANTOR DATA

On May 9, 2012, Affinity Gaming and our wholly-owned subsidiary, Affinity Gaming Finance Corp., as co-issuers (together, the “Issuers”), completed the offering and sale of $200.0 million aggregate principal amount of 9% Senior Notes due in 2018 in a private placement pursuant to an indenture, dated May 9, 2012 ("2018 Notes Indenture"), among the Issuers, the guarantors named therein, U.S. Bank, National Association as trustee, and Deutsche Bank Trust Company Americas as paying agent, registrar, transfer agent and authenticating agent. We used the net proceeds from the sale of the 2018 Notes, together with borrowings under the Senior Secured Credit Facility, to terminate and repay in full all outstanding indebtedness under the existing Senior Secured Loans, plus related fees and expense.

All of our current and future domestic subsidiaries that guarantee the Senior Secured Credit Facility also fully and unconditionally guarantee our payment obligations under the 2018 Notes on a senior unsecured basis. All of the guarantees are joint and several, and all of the guarantor subsidiaries are wholly-owned by us.

We prepared and are presenting the condensed consolidating financial statements in this footnote in accordance with Rule 3-10 of SEC Regulation S-X, and using the same accounting policies as we did to prepare the financial information located elsewhere in our consolidated financial statements and related footnotes. In 2012, we formed Affinity Gaming Finance Corp. (“AG Finance”), which is a co-issuer of the 2018 Notes. Though we present AG Finance as a co-issuer in the accompanying 2012 condensed consolidated guarantor data, we present our indebtedness as an obligation of Affinity Gaming only.
Affinity Gaming and Subsidiaries
Condensed Consolidating Balance Sheet (Successor)
December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
ASSETS
Cash and cash equivalents	$89,063	$—	$37,810	$—	$—	$126,873
Restricted cash	469	—	139	—	—	608
Accounts receivable, net	775	—	4,334	—	—	5,109
Prepaid expense	1,060	—	7,508	—	—	8,568
Inventory	—	—	2,835	—	—	2,835
Deferred income tax asset	904	—	2,220	—	—	3,124
Total current assets	92,271	—	54,846	—	—	147,117
Property and equipment, net	3,866	—	264,082	—	—	267,948
Intercompany receivables	—	—	27,500	—	(27,500)	—
Investment in subsidiaries	338,535	—	—	—	(338,535)	—
Intercompany notes receivable	193,216	—	—	—	(193,216)	—
Other assets, net	11,820	—	3,131	—	—	14,951
Assets held for sale	—	—	21,443	—	—	21,443
Intangibles	—	—	131,947	—	—	131,947
Goodwill	—	—	68,516	—	—	68,516
Total assets	$639,708	$—	$571,465	$—	$(559,251)	$651,922

LIABILITIES AND OWNERS’ EQUITY
Accounts payable	$2,043	$—	$11,958	$—	$—	$14,001
Intercompany payables	27,500	—	—	—	(27,500)	—
Accrued interest	2,581	—	—	—	—	2,581
Accrued expense	2,802	—	18,295	—	—	21,097
Income tax payable	516	—	—	—	—	516
Intercompany notes payable	—	—	193,216	—	(193,216)	—
Current maturities of long-term debt	7,281	—	—	—	—	7,281
Total current liabilities	42,723	—	223,469	—	(220,716)	45,476
Long-term debt, less current portion	389,435	—	—	—	—	389,435
Other liabilities	283	—	724	—	—	1,007
Liabilities held for sale	—	—	3,552	—	—	3,552
Deferred income tax liability	137	—	5,185	—	—	5,322
Total liabilities	432,578	—	232,930	—	(220,716)	444,792

Common stock	20	—	—	—	—	20
Other equity	207,110	—	338,535	—	(338,535)	207,110
Total owners’ equity	207,130	—	338,535	—	(338,535)	207,130
Total liabilities and owners’ equity	$639,708	$—	$571,465	$—	$(559,251)	$651,922
Affinity Gaming and Subsidiaries
Condensed Consolidating Balance Sheet (Successor)
December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
ASSETS
Cash and cash equivalents	$5,065	$40,891	$—	$—	$45,956
Restricted cash	9,105	132	—	—	9,237
Intercompany receivables	19,132	—	—	(19,132)	—
Receivable, St Jo flood	—	4,068	—	—	4,068
Accounts receivable, net	429	3,233	—	—	3,662
Deferred income tax asset	1,410	—	—	(1,410)	—
Prepaid expense	644	7,264	—	—	7,908
Inventory	—	2,854	—	—	2,854
Total current assets	35,785	58,442	—	(20,542)	73,685
Property and equipment, net	1,978	216,616	—	—	218,594
Investment in subsidiaries	329,596	—	—	(329,596)	—
Intercompany notes receivable	193,216	—	—	(193,216)	—
Other assets, net	4,304	3,293	—	—	7,597
Assets held for sale	—	38,854	91,179	—	130,033
Deferred income tax asset	1,818	—	242	(2,060)	—
Intangibles	—	125,544	—	—	125,544
Goodwill	—	48,287	—	—	48,287
Total assets	$566,697	$491,036	$91,421	$(545,414)	$603,740

LIABILITIES AND OWNERS’ EQUITY
Accounts payable	$2,278	$9,670	$—	$—	$11,948
Intercompany payables	—	19,132	—	(19,132)	—
Accrued interest	97	—	—	—	97
Accrued expense	9,286	14,433	—	—	23,719
Income tax payable	66	—	118	—	184
Deferred income tax liability	—	2,021	124	(1,410)	735
Intercompany notes payable	—	193,216	—	(193,216)	—
Current maturities of long-term debt	1,325	—	—	—	1,325
Total current liabilities	13,052	238,472	242	(213,758)	38,008
Long-term debt, less current portion	347,075	—	—	—	347,075
Other liabilities	335	679	—	—	1,014
Liabilities held for sale	—	3,756	4,888	—	8,644
Deferred income tax liability	—	4,824	—	(2,060)	2,764
Total liabilities	360,462	247,731	5,130	(215,818)	397,505

Other equity	206,235	243,305	86,291	(329,596)	206,235
Total owners’ equity	206,235	243,305	86,291	(329,596)	206,235
Total liabilities and owners’ equity	$566,697	$491,036	$91,421	$(545,414)	$603,740

Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations (Successor)
Year ended December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$—	$285,169	$—	$—	$285,169
Food and beverage	—	—	45,784	—	—	45,784
Lodging	—	—	29,227	—	—	29,227
Fuel and retail	—	—	74,971	—	—	74,971
Other	—	—	21,210	—	—	21,210
Total revenue	—	—	456,361	—	—	456,361
Promotional allowances	—	—	(53,185)	—	—	(53,185)
Net revenue	—	—	403,176	—	—	403,176
EXPENSE
Casino	—	—	110,267	—	—	110,267
Food and beverage	—	—	46,395	—	—	46,395
Lodging	—	—	18,006	—	—	18,006
Fuel and retail	—	—	64,707	—	—	64,707
Other	—	—	9,649	—	—	9,649
General and administrative	—	—	72,830	—	—	72,830
Corporate	12,726	—	—	—	—	12,726
Depreciation and amortization	411	—	22,855	—	—	23,266
Pre-opening expense	421	—	—	—	—	421
Write downs, reserves and recoveries	(707)	—	(78)	—	—	(785)
Total expense	12,851	—	344,631	—	—	357,482
Operating income (loss) from continuing operations	(12,851)	—	58,545	—	—	45,694
Other income (expense)
Interest expense, net	(32,753)	—	—	—	3,022	(29,731)
Intercompany interest income	29,848	—	—	—	(29,848)	—
Intercompany interest expense	—	—	(29,848)	—	29,848	—
Loss on extinguishment (or modification) of debt	(8,842)	—	—	—	—	(8,842)
Income from equity investments in subsidiaries	15,884	—	—	—	(15,884)	—
Total other income (expense), net	4,137	—	(29,848)	—	(12,862)	(38,573)
Income (loss) from continuing operations before income tax	(8,714)	—	28,697	—	(12,862)	7,121
Benefit from (provision for) income taxes	7,534	—	(10,021)	—	—	(2,487)
Income (loss) from continuing operations	$(1,180)	$—	$18,676	$—	$(12,862)	$4,634

Discontinued operations
Income (loss) from discontinued operations before income tax	—	—	(14,205)	5,120	—	(9,085)
Benefit from (provision for) income taxes	—	—	5,114	(1,843)	—	3,271
Loss from discontinued operations	$—	$—	$(9,091)	$3,277	$—	$(5,814)
Net income (loss)	$(1,180)	$—	$9,585	$3,277	$(12,862)	$(1,180)
Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations (Successor)
Year ended December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$265,810	$—	$—	$265,810
Food and beverage	—	41,710	—	—	41,710
Lodging	—	25,222	—	—	25,222
Fuel and retail	—	76,241	—	—	76,241
Other	—	18,629	—	—	18,629
Total revenue	—	427,612	—	—	427,612
Promotional allowances	—	(49,025)	—	—	(49,025)
Net revenue	—	378,587	—	—	378,587
EXPENSE
Casino	—	101,399	—	—	101,399
Food and beverage	—	41,806	—	—	41,806
Lodging	—	17,518	—	—	17,518
Fuel and retail	—	67,291	—	—	67,291
Other	—	12,546	—	—	12,546
General and administrative	—	69,011	—	—	69,011
Corporate	12,201	—	—	—	12,201
Depreciation and amortization	527	20,642	—	—	21,169
Write downs, reserves and recoveries	(3,129)	(3,259)	—	—	(6,388)
Total expense	9,599	326,954	—	—	336,553
Operating income (loss) from continuing operations	(9,599)	51,633	—	—	42,034
Other income (expense)
Interest expense, net	(35,591)	—	—	7,227	(28,364)
Intercompany interest income	28,398	—	—	(28,398)	—
Intercompany interest expense	—	(28,398)	—	28,398	—
Other costs	(1,576)	—	—	—	(1,576)
Income from equity investments in subsidiaries	21,001	—	—	(21,001)	—
Total other income (expense), net	12,232	(28,398)	—	(13,774)	(29,940)
Income from continuing operations before income tax	2,633	23,235	—	(13,774)	12,094
Benefit from (provision for) income taxes	3,889	(8,111)	—	—	(4,222)
Income from continuing operations	$6,522	$15,124	$—	$(13,774)	$7,872

Discontinued operations
Loss from discontinued operations before tax	—	(456)	(1,421)	—	(1,877)
Benefit for income taxes	—	128	399	—	527
Loss from discontinued operations	$—	$(328)	$(1,022)	$—	$(1,350)
Net income (loss)	$6,522	$14,796	$(1,022)	$(13,774)	$6,522
Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations
Year ended December 31, 2010 (Predecessor)
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$276,837	$—	$—	$276,837
Food and beverage	—	43,733	—	—	43,733
Lodging	—	23,588	—	—	23,588
Fuel and retail	—	65,830	—	—	65,830
Other	—	19,527	—	—	19,527
Total revenue	—	429,515	—	—	429,515
Promotional allowances:	—	(49,123)	—	—	(49,123)
Net revenue	—	380,392	—	—	380,392
EXPENSE
Casino	—	103,697	—	—	103,697
Food and beverage	—	43,278	—	—	43,278
Lodging	—	17,199	—	—	17,199
Fuel and retail	—	56,952	—	—	56,952
Other	—	14,188	—	—	14,188
General and administrative	—	72,518	—	—	72,518
Corporate	11,936	—	—	—	11,936
Depreciation and amortization	—	32,294	—	—	32,294
Total expense	11,936	340,126	—	—	352,062
Operating income (loss) from continuing operations	(11,936)	40,266	—	—	28,330
Other income (expense)
Interest expense, net of capitalized interest	43	12	—	—	55
Reorganization costs	(6,797)	—	—	—	(6,797)
Fresh-start adjustments	—	(160,316)	—	—	(160,316)
Reorganization of debt	633,659	—	—	—	633,659
Impairment charges	—	(75,746)	—	—	(75,746)
Loss from equity investments in subsidiaries	(226,724)	—	—	226,724	—
Total other expense, net	400,181	(236,050)	—	226,724	390,855
Income (loss) from continuing operations before income tax	388,245	(195,784)	—	226,724	419,185
Provision for income taxes	—	—	—	—	—
Income (loss) from continuing operations	$388,245	$(195,784)	$—	$226,724	$419,185

Discontinued operations
Income (loss) from discontinued operations before tax	—	(33,451)	2,511	—	(30,940)
Provision for income taxes	—	—	—	—	—
Income (loss) from discontinued operations	$—	$(33,451)	$2,511	$—	$(30,940)
Net income (loss)	$388,245	$(229,235)	$2,511	$226,724	$388,245

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Successor)
Year ended December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by operating activities	$(22,686)	$—	$61,184	$23,892	$—	$62,390

Cash flows from investing activities:
Restricted cash	8,636	—	(7)	—	—	8,629
Cash paid for business acquisition	(4,305)	—	—	—	—	(4,305)
Insurance proceeds St Jo flood	—	—	3,045	—	—	3,045
Proceeds from sale of property and equipment	—	—	66	—	—	66
Purchases of property and equipment	(2,723)	—	(23,702)	—	—	(26,425)
Net cash provided by (used in) investing activities	$1,608	$—	$(20,598)	$—	$—	$(18,990)

Cash flows from financing activities:
Change in intercompany accounts	67,559	—	(43,667)	(23,892)	—	—
Payments on long-term debt	(349,900)	—	—	—	—	(349,900)
Proceeds from long-term debt	398,000	—	—	—	—	398,000
Loan origination fees	(10,583)	—	—	—	—	(10,583)
Net cash provided by financing activities	$105,076	$—	$(43,667)	$(23,892)	$—	$37,517

Net increase (decrease) in cash and cash equivalents	83,998	—	(3,081)	—	—	80,917

Cash and cash equivalents
Beginning of year	5,065	—	40,891	—	—	45,956
End of year	$89,063	$—	$37,810	$—	$—	$126,873

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Successor)
Year ended December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by (used in) operating activities	$(22,745)	$43,292	$—	$—	$20,547

Cash flows from investing activities:
Restricted cash	(1,500)	—	—	—	(1,500)
Proceeds from sale of property and equipment	925	153	—	—	1,078
Purchases of property and equipment	(1,502)	(29,226)	—	—	(30,728)
Net cash used in investing activities	$(2,077)	$(29,073)	$—	$—	$(31,150)

Cash flows from financing activities:
Change in intercompany accounts	12,164	(12,164)	—	—	—
Payment on long-term debt	(1,600)	—	—	—	(1,600)
Loan origination fees	(1,622)	—	—	—	(1,622)
Net cash used in financing activities	$8,942	$(12,164)	$—	$—	$(3,222)

Net increase (decrease) in cash and cash equivalents	(15,880)	2,055	—	—	(13,825)

Cash and cash equivalents
Beginning of year	20,945	38,836	—	—	59,781
End of year	$5,065	$40,891	$—	$—	$45,956

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Predecessor)
Year ended December 31, 2010
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by (used in) operating activities	$(22,846)	$72,957	$—	$—	$50,111

Cash flows from investing activities:
Collection on notes and loans receivable	33	—	—	—	33
Restricted cash	(7,421)	345	—	—	(7,076)
Proceeds from sale of property and equipment	—	40	—	—	40
Purchases of property and equipment	—	(21,153)	—	—	(21,153)
Net cash provided by (used in) investing activities	$(7,388)	$(20,768)	$—	$—	$(28,156)

Cash flows from financing activities:
Change in intercompany accounts	57,018	(57,018)	—	—	—
Reorganization items	(38,258)	—	—	—	(38,258)
Net cash provided by (used in) financing activities	$18,760	$(57,018)	$—	$—	$(38,258)

Net increase (decrease) in cash and cash equivalents	(11,474)	(4,829)	—	—	(16,303)

Cash and cash equivalents
Beginning of year	32,419	43,665	—	—	76,084
End of year	$20,945	$38,836	$—	$—	$59,781

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS On February 1, 2013, we closed the sale contemplated by the Truckee Disposition. See Note 3 for more details.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization and Basis of Presentation
Organization

We originally organized Affinity Gaming (formerly known as Affinity Gaming, LLC; together with its subsidiaries, “Affinity”, “Successor”, “we” or “us”) as Herbst Gaming, LLC in the State of Nevada on March 29, 2010, to acquire substantially all of the assets of Herbst Gaming, Inc. (“HGI” and, together with its subsidiaries, the “Predecessor”) pursuant to Predecessor’s plan of reorganization under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Plan”).  The United States Bankruptcy Court for the District of Nevada, Northern Division (the “Bankruptcy Court”) jointly administered Predecessor’s bankruptcies under the lead case In re: Zante, Inc., Case No. BK-N-9-50746-GWZ.  The Predecessor substantially consummated their reorganization on December 31, 2010 (the “Emergence Date”), wherein we acquired all of Predecessor’s assets in consideration for the issuance of our membership interests and senior secured loans. We changed our name to Affinity Gaming, LLC on May 20, 2011, to reflect our new beginning, new Board of Directors and new management team.

On December 20, 2012 (the “Effective Time”), Affinity Gaming, LLC converted from a Nevada limited liability company into a Nevada corporation after adopting the Conversion Agreement and filing its Articles of Conversion with the Secretary of State of the State of Nevada. The resulting entity is now known as Affinity Gaming. Pursuant to the Conversion, at the Effective Time, among other things, (i) the membership interests of Affinity Gaming, LLC held by its members were converted into common shares of Affinity Gaming on a one-to-one basis and the members of Affinity Gaming, LLC became stockholders of Affinity Gaming, (ii) all property, subsidiaries, rights, privileges, powers and franchises of Affinity Gaming, LLC vested in Affinity Gaming, and all liabilities and obligations of Affinity Gaming, LLC became liabilities and obligations of Affinity Gaming, and (iii) the Articles of Organization and the Operating Agreement of Affinity Gaming, LLC, in each case as in effect immediately prior to the Effective Time, ceased to have any force or effect and the Articles of Incorporation, together with the Addendum thereto and the Bylaws of Affinity Gaming were adopted. Upon consummation of the Conversion, shares of our common stock were deemed to be registered under Section 12(g) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder. For purposes of Rule 12g-3(a), we are the successor issuer to Affinity Gaming, LLC.

Also on December 20, 2012, we adopted a shareholders' rights plan, which is intended to improve the bargaining position of our Board of Directors in the event of an unsolicited offer to acquire our outstanding common stock, by entering into a Rights Agreement, dated December 21, 2012, with American Stock Transfer & Trust Company, LLC, as rights agent. The Board of Directors implemented the rights plan by declaring a dividend of one preferred share purchase right (a “Right”) for each outstanding share of our common stock held of record as of December 21, 2012, and directing the issuance of one preferred share purchase right with respect to each share of our common stock that shall become outstanding thereafter until the rights become exercisable or they expire as described below. Each right initially entitles holders of our common stock to buy from us one one-thousandth of a share of our Series A Preferred Stock, par value $0.001 per share (the “Preferred Shares”) at a price of $45.00 per one one-thousandth of a Preferred Share represented by a Right, subject to adjustment. The Rights expire on December 21, 2015, unless extended or earlier redeemed. The Rights will generally become exercisable only following the tenth day after a person or group acquires or obtained the right to acquire or announced a tender or exchange offer that if consummated would result in such person or group acquiring beneficial ownership of 15% or more of our outstanding common stock. Upon the occurrence of a triggering event, the Rights will entitle every holder of our common stock, other than the acquirer, to purchase our stock or stock of our successor on terms that would likely be economically dilutive to the acquirer. Our Board of Directors, however, has the power to amend the terms of the Rights without the consent of the holders of the Rights so that it does not apply to a particular acquisition proposal or to redeem the rights for a nominal value before they become exercisable.

In addition, if we are acquired in a merger or other business combination transaction, or sell 50% or more of our assets or earnings power then, in lieu of the right to purchase our Preferred Shares, each Right will thereafter generally entitle its holder to receive the number of shares of common stock of the acquiring company using the same formula as for our common stock. The Rights expire on December 21, 2015 unless extended or earlier redeemed or terminated. We believe these features will likely encourage an acquirer to negotiate with our Board of Directors before commencing a tender offer or to condition a tender offer on the board taking action to prevent the rights from becoming exercisable, as the Rights may cause substantial dilution to a person or group that acquires or seeks to acquire 15% or more of our outstanding common stock.

Business

We are a Nevada corporation, headquartered in Las Vegas, which owns and operates 12 casinos, six of which are located in Nevada, three in Colorado, two in Missouri and one in Iowa. We also provide consulting services to Hotspur Casinos Nevada, Inc. (“Hotspur”), the operator of the Rampart Casino at the JW Marriott Resort in Las Vegas.  Under the terms of the consulting agreement, we receive a fixed monthly fee.

On February 27, 2012, we sold our casino in Searchlight, Nevada and the portion of our slot route operations relating solely to the Terrible Herbst convenience stores to JETT Gaming, LLC (“JETT”), a Las Vegas based slot route operator (the “JETT Transactions”). On February 29, 2012, we sold the remainder of our slot route operations, as well as our two Pahrump, Nevada casinos, to Golden Gaming, LLC, f/k/a Golden Gaming, Inc. (“Golden Gaming”), a Las Vegas based casino, tavern and slot route operator (the “Golden Gaming Disposition”). In addition, as part of the transaction with Golden Gaming, we acquired the land and buildings of the Golden Mardi Gras Casino, Golden Gates Casino and Golden Gulch Casino (together, the “Black Hawk Casinos”)—all located in Black Hawk, Colorado (the “Golden Gaming Acquisition” and together with the Golden Gaming Disposition and the JETT Transactions, the “Acquisition and Disposition Transactions”). We had leased the Black Hawk Casinos back to Golden Gaming through October 31, 2012, earning lease revenue while we waited for approval of our Colorado gaming licenses. We began operating the Black Hawk Casinos on November 1, 2012, after obtaining our Colorado gaming licenses.

On February 1, 2013, we sold the Sands Regency Casino Hotel in Reno, Nevada, the Gold Ranch Casino & RV Resort in Verdi, Nevada, and the Dayton Depot Casino in Dayton, Nevada to Truckee Gaming, LLC (“Truckee Gaming,” and the transaction, the “Truckee Dispositio

Principles of Consolidation
Consolidation and Presentation

We prepare our consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP"). While preparing our financial statements, we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of revenue and expense during the reporting period. Accordingly, actual results could differ from those estimates. Reported amounts that require us to make extensive use of estimates include the fair values of assets and liabilities related to fresh-start accounting, reorganization valuation, depreciation and amortization, the estimated allowance for doubtful accounts receivable and the estimated cash flows we use in assessing the recoverability of long-lived assets, as well as the estimated fair values of certain assets related to write downs and impairments, contingencies and litigation, and claims and assessments.

At December 31, 2010, we became a new reporting entity for financial reporting purposes, with a new basis in the identifiable assets and liabilities we assumed from Predecessor, a new capital structure and no retained earnings or accumulated losses. Accordingly, we present the consolidated financial statements of Predecessor separately from our consolidated financial statements. Between March 29, 2010 and December 31, 2010, Successor had no operations or results.

We adopted fresh-start accounting, which had a material effect on the consolidated financial statements as of December 31, 2010. The accretion and amortization of fresh-start adjustments had a material impact on our consolidated statements of operations and cash flows for periods subsequent to December 31, 2010.

In this prospectus, when we use the terms “we”, “us”, or “our” in relation to the period commencing after the Emergence Date, we are referring to Successor, and when we use those terms in relation to the period prior to the Emergence Date, we are referring to Predecessor. These references include the subsidiaries of Successor or Predecessor, unless otherwise indicated or unless the context requires otherwise.

We include all of our subsidiaries in our consolidated financial statements, eliminating all significant intercompany balances and transactions during consolidation.

As discussed in Note 19, we have revised certain amounts in the accompanying consolidated financial statements for 2011 and 2010 from the amounts previously reported to correct certain errors, report certain operations as discontinued operations and make certain other reclassifications. As discussed in Note 17, we have also changed the composition of our reportable segments.
Reorganization Costs

For 2010, we have separately reported revenue, expense, and realized gains and losses that were directly associated with the reorganization of Predecessor’s business as reorganization costs in the statements of operations. In addition, we have separately reported cash provided by or used for reorganization activities in the consolidated statements of cash flows.

Cash and Cash Equivalent and Restricted Cash
Cash and Cash Equivalents

Our cash and cash equivalents include demand deposits with financial institutions and short-term, highly-liquid instruments with original maturities of three months or less when purchased. The carrying value of the deposits and instruments approximates their fair value due to their short-term maturities.

Restricted Cash

Restricted cash consists primarily of cash held in reserve to satisfy Predecessor legal claims assumed by Successor. These cash reserves have been established to meet contingent liabilities or obligations of the Company. See Note 15 for further detail related to litigation reserves.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (an exit price). When reporting the fair values of our financial instruments, we prioritize those fair value measurements into one of three levels based on the nature of the inputs, as follows:

•	Level 1 – Valuations based on quoted prices in active markets for identical assets and liabilities;

•
Level 2 –    Valuations based on observable inputs that do not meet the criteria for Level 1, including quoted prices in inactive markets and observable market data for similar, but not identical instruments; and

•	Level 3 – Valuations based on unobservable inputs, which are based upon the best available information when external market data is limited or unavailable.

The fair value hierarchy requires us to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. For some products or in certain market conditions, observable inputs may not be available.

Restructuring Costs
Restructuring Costs

For 2010, restructuring costs include expense related to the evaluation of financial and strategic alternatives, as well as special legal and other advisors’ fees associated with our reorganization efforts prior to the Petition Date, including preparation for the bankruptcy filing of the Predecessor and its subsidiaries.

Accounts Receivable
Accounts Receivable

We periodically perform credit evaluations of our customers to minimize the risk of credit losses. To determine an allowance for potential credit losses related to our accounts receivable, we review accounts receivable balances based on our collections experience and the age of the receivables. In connection with fresh-start accounting, Predecessor potential credit losses were eliminated and receivables were recorded at estimated fair value.

Inventory	Inventory We record our inventory, which includes food, beverage, retail items and gasoline, at the lower of cost or market value. We determine cost using the first-in, first-out method.
Property and Equipment
Property and Equipment

We state property and equipment at cost and depreciate such assets using the straight-line method over the estimated useful lives of each assets category. For leasehold improvements, we determine amortization using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

The following table presents useful lives by asset class:

Building	40 years
Gaming equipment	5 years
Furniture, fixtures, and equipment	5-10 years
Leasehold improvements	1-20 years

Debt Issuance Costs
Debt Issuance Costs

We capitalize debt issuance costs incurred in connection with the issuance of long-term debt and amortize such costs to interest expense using the straight-line method, which approximates the effective interest method, over the terms of the related debt agreements.

Self-Insurance Reserves
Self-Insurance Reserves

We are self-insured up to certain stop loss amounts for workers’ compensation costs. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates for claims incurred but not yet reported. In estimating these accruals, we consider historical loss experience and make judgments about the expected levels of costs per claim. We believe our estimates of future liability are reasonable based upon our methodology; however, changes in health care costs, accident frequency and severity and other factors could materially affect the estimate for these liabilities.

Long-Lived Assets
Long-Lived Assets

When events or changes in circumstances indicate that the carrying amount of a long-lived asset may not be recoverable, we evaluate long-lived assets for potential impairment, basing our testing method upon whether the assets are held for sale or held for use. For assets classified as held for sale, we recognize the asset at the lower of carrying value or fair market value less costs of disposal, as estimated based on comparable asset sales, offers received, or a discounted cash flow model. For assets held and used, we estimate the future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, we recognize an impairment loss for the difference between the carrying value of the asset and its fair value. During 2012, we recognized a loss on impairment related to the Truckee Disposition, as more fully described in Note 3. Our testing revealed no impairments during 2011 or 2010.

Goodwill and Intangible Assets
Goodwill and Intangible Assets

We evaluate our goodwill and indefinite-lived intangible assets, which are not subject to amortization, during the fourth quarter of each year and between annual test dates in certain circumstances. Indefinite-lived intangible assets consist primarily of license rights, which we test for impairment using a discounted cash flow approach, and trademarks, which we test for impairment using the relief-from-royalty method. Goodwill represents the excess of purchase price over fair market value of net assets acquired in business combinations. We test goodwill for relevant reporting units for impairment using a discounted cash flow analysis based on our budgeted future results discounted using a weighted average cost of capital, developed using a standard capital asset pricing model based on guideline companies in our industry, and market indicators of terminal year capitalization rates. During 2012, we recognized a loss on impairment related to the Truckee Disposition, as more fully described in Note 6. During our regular annual testing in 2012 and 2011 (excluding the testing related to the Truckee Disposition), the estimated fair values of our reporting units with associated goodwill substantially exceeded their carrying values for all our reporting units, so we did not record further impairment charges.

There are several estimates inherent in evaluating these assets for impairment. In particular, future cash flow estimates are, by their nature, subjective and actual results may differ materially from our estimates. In addition, the determination of capitalization rates and the discount rates used in the impairment tests are highly judgmental and dependent in large part on expectations of future market conditions.

Revenue and Promotional Allowances
Revenue and Promotional Allowances

We recognize casino revenue equal to the amounts wagered by patrons less the amounts we pay to winning patrons. Additionally, we recognize lodging revenue at the time guests occupy hotel rooms, and all other revenue at the time we provide the good or service to the patron. We present revenue from retail sales net of sales tax. Revenue from casino operations includes the retail value of food, beverage, goods and services we provide to customers on a complimentary basis; such complimentary amounts are then deducted as promotional allowances. The estimated cost of providing these promotional allowances is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Lodging	$12,462	$11,582	$10,832
Food and Beverage	13,166	11,712	11,032
Other	11,663	10,604	11,212
Total	$37,291	$33,898	$33,076

Guest Rewards Programs

Our guest rewards programs allow guests to earn certain point-based cash rewards or complimentary goods and services based on the volume of the guests' gaming activity. Guests can accumulate reward points over time which they may redeem at their discretion under the terms of the programs. If a guest does not earn any reward credits over the subsequent 12- to 18-month period, depending upon the casino, that guest forfeits their reward credit balance. Because guests can accrue the reward points, we expense those reward points, after giving effect to estimated forfeitures, as the guests earn them. We base our accruals on historical data, estimates and assumptions regarding the mix of rewards that guests will redeem and the costs of providing those rewards. We record the retail value of the point-based rewards, cash-back rewards or complimentary goods and services as promotional allowance, and we include the estimated costs of providing those rewards in the Casino line item in the expense section of our statement of operations.

Cash, Hotel and Food Coupons

On a discretionary basis, we may award cash, lodging and food coupons to our gaming patrons, based in part on their play volume, to induce future play. The coupons are redeemable within a short time period (generally seven days for cash coupons and one month for lodging and food coupons), and guest cannot renew or extend the offer. We record the retail value of the good or service underlying the coupons as promotional allowance when guests redeem these coupons.

Accounting for Share-Based Compensation
Accounting for Share-Based Compensation

For share-based compensation we award to employees, we recognize compensation expense over the vesting period during which the employee provides services in exchange for the award, using the grant-date fair value of the award to measure the expense. We estimate the grant-date fair value of stock options using the Black-Scholes-Merton option pricing model, which requires estimates for expected volatility, expected dividends, the risk-free interest rate and the expected term of the share-based award. We include an estimate of the number of awards that will be forfeited, and we update that number based on actual forfeitures.

Income Taxes
Income Taxes

On the Emergence Date, we elected to be treated as a partnership for income tax under the provisions of the Internal Revenue Code. Under those provisions, the members were liable for income tax on the our taxable income as it affected the members’ individual income tax returns. Effective April 1, 2011, we elected to be treated as a C-corporation for income tax under the provisions of the Internal Revenue Code. In connection with this election, we began recording a provision for income taxes as well as related tax asset and liability accounts (see Note 10). The Predecessor elected to be taxed as an S-corporation for income tax under the provisions of the Internal Revenue Code. Accordingly, no provision for income taxes has been included in the consolidated financial statements of the Predecessor.

Concentrations of Credit Risk
Concentrations of Credit Risk

We maintain cash balances at certain financial institutions located in the states in which we operate. The balances are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At times, cash balances may be in excess of FDIC limits. As of December 31, 2012, we do not believe we have any significant concentrations of credit risk.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In July 2012, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2012-02, Intangibles—Goodwill and Other (Topic 350)(“ASU No. 2012-2”).  In ASU No. 2012-2, the FASB gave entities the option of considering qualitative factors first when attempting to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired.  If an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity need not take further action; however, if an entity concludes otherwise, then it must perform the quantitative impairment test by comparing the fair value of the impaired asset with its carrying amount.  The amendments in ASU No. 2012-2, which we do not expect to materially affect our financial position, results of operations or cash flows, become effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of property and equipment
seful lives by asset class:

Building	40 years
Gaming equipment	5 years
Furniture, fixtures, and equipment	5-10 years
Leasehold improvements	1-20 years
Property and equipment consist of the following (in thousands):

	Estimated Life (Years)	December 31, 2012	December 31, 2011
Building	40	$163,662	$125,691
Gaming equipment	5	43,261	34,489
Furniture, fixtures, and equipment	5 - 10	33,261	24,204
Leasehold improvements	1 - 20	206	10
Land	—	40,013	25,910
Barge	10	15,019	15,019
Construction-in-progress		13,343	13,235
Total property and equipment		308,765	238,558
Less accumulated depreciation		(40,817)	(19,964)
Total property and equipment, net		$267,948	$218,594

Schedule of promotional allowances
The estimated cost of providing these promotional allowances is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Lodging	$12,462	$11,582	$10,832
Food and Beverage	13,166	11,712	11,032
Other	11,663	10,604	11,212
Total	$37,291	$33,898	$33,076

Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets Held-for-sale, Long Lived [Abstract]
Summary of operating results for the discontinued operations he following table summarizes operating results for discontinued operations (in thousands):

	Year ended December 31,
	2012	2011	2010
Net revenue	$82,145	$251,982	$255,927
Pretax loss from discontinued operations	$(9,085)	$(1,877)	$(30,940)
Discontinued operations, net of tax	$(5,814)	$(1,350)	$(30,940)

Schedule of assets held for sale and liabilities related to assets held for sale he following table details our assets held for sale and liabilities related to assets held for sale (in thousands), all of which were previously reported in our Nevada segment:

	December 31,
	2012	2011
Cash and cash equivalents	$4,659	$58,744
Receivables, net	448	1,039
Notes and loans receivable	—	280
Prepayments and other	1,433	4,134
Inventory	695	1,644
Property and equipment, net	9,381	41,597
Lease acquisition costs, net	—	7,477
Other assets, net	119	220
Intangibles	483	1,819
Goodwill	4,225	13,079
Total assets held for sale	$21,443	$130,033

Accounts payable	$831	$2,121
Accrued expense	2,721	6,157
Other liabilities	—	366
Total current liabilities related to assets held for sale	$3,552	$8,644

Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of supplemental pro forma information of the financial results
The following table presents supplemental pro forma financial information (in thousands) as if we acquired the Black Hawk Casinos as of January 1, 2011. We prepared the supplemental pro forma information for comparative purposes; it does not necessarily indicate what the actual results for the periods ended December 31, 2012 and 2011, would have been had we acquired the Black Hawk Casinos on January 1, 2011, nor is it indicative of any future results.

	Year Ended December 31,
	2012	2011
Net revenue	$432,400	$425,062
Operating income	53,217	48,903
Income from continuing operations, net of tax	9,449	9,434

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
seful lives by asset class:

Building	40 years
Gaming equipment	5 years
Furniture, fixtures, and equipment	5-10 years
Leasehold improvements	1-20 years
Property and equipment consist of the following (in thousands):

	Estimated Life (Years)	December 31, 2012	December 31, 2011
Building	40	$163,662	$125,691
Gaming equipment	5	43,261	34,489
Furniture, fixtures, and equipment	5 - 10	33,261	24,204
Leasehold improvements	1 - 20	206	10
Land	—	40,013	25,910
Barge	10	15,019	15,019
Construction-in-progress		13,343	13,235
Total property and equipment		308,765	238,558
Less accumulated depreciation		(40,817)	(19,964)
Total property and equipment, net		$267,948	$218,594

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
The following table summarizes intangible assets by category (dollars in thousands):

	December 31,
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer loyalty programs	$12,164	$(2,346)	$9,818	$6,064	$(781)	$5,283
Trademarks	2,982	(730)	2,252	482	(98)	384
Total amortizing intangible assets	$15,146	$(3,076)	$12,070	$6,546	$(879)	$5,667

Gaming license rights	$110,646		$110,646	$110,646		$110,646
Local tradenames	9,231		9,231	9,231		9,231
Total non-amortizing intangible assets	$119,877		$119,877	$119,877		$119,877
Total	$135,023		$131,947	$126,423		$125,544

Schedule of changes in goodwill
The following table summarizes the changes in goodwill by reportable segment, during the year ended December 31, 2012 (dollars in thousands):

	Nevada	Midwest	Colorado	Discontinued Operations	Total
Goodwill, December 31, 2011	$33,665	$14,622	$—	$5,168	$53,455
Goodwill allocated for acquisition of the Black Hawk Casinos	—	—	20,229	—	20,229
Goodwill transferred to assets held for sale	—	—	—	(5,168)	(5,168)
Balance as of December 31, 2012	$33,665	$14,622	$20,229	$—	$68,516

Future amortization expense	The following table presents the future amortization expense related to definite-lived intangible assets (in thousands):

2013	$2,530
2014	2,298
2015	2,298
2016	2,298
2017	1,788
Thereafter	858

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other assets disclosure	Other assets consist of the following (in thousands):

	December 31,
	2012	2011
Capitalized loan fees	$9,446	$1,297
Long-term deposits	4,309	4,805
Other assets	1,196	1,495
Total	$14,951	$7,597

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses
Accrued expense consists of the following (dollars in thousands):

	December 31,
	2012	2011
Progressive jackpot liabilities	$2,766	$1,735
Accrued payroll and related	7,492	7,940
Slot club point liability	3,947	3,434
Litigation reserves	—	5,929
Disputed bankruptcy estate expense	1,517	1,559
Other accrued	5,375	3,122
Total	$21,097	$23,719

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt balances
The following table summarizes long-term debt balances as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
9% Senior Unsecured Notes due 2018	$200,000	$—
Unamortized discount	(1,784)	—
9% Senior Unsecured Notes due 2018, net	198,216	—
Senior Secured Loan	—	348,400
Senior Secured Credit Facility due 2017	198,500	—
Less: current maturities	(7,281)	(1,325)
Total long-term debt	$389,435	$347,075

Schedule of redemption price percentage for notes
On and after May 15, 2015, the Issuers are entitled to redeem all or a portion of the 2018 Notes upon providing not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as a percentage of principal amount on the redemption date), plus accrued and unpaid interest, if any, to the applicable redemption date (subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date), if redeemed during the 12-month period commencing on May 15 of the years set forth in the table below.

Year	Percentage
2015	104.50%
2016	102.25%
2017 and thereafter	100.00%

Schedule of carrying values and estimated fair values of debt instruments

	Carrying Value	Estimated Fair Value
9% Senior Unsecured Notes due 2018	$198,216	$208,127
Senior Secured Credit Facility	198,500	200,485
Total	$396,716	$408,612

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
Deferred tax assets and liabilities presented on the consolidated balance sheets are as follows (in thousands):

	December 31,
	2012	2011
Current deferred tax asset (liability)	$3,124	$(735)
Non-current deferred tax liability	(5,322)	(2,764)
Net deferred tax liability	$(2,198)	$(3,499)

The following table details the components of our deferred tax assets and liabilities (in thousands):

	December 31,
	2012	2011
DEFERRED TAX ASSETS
Reserve for employee benefits	$1,241	$305
Provision for doubtful accounts	85	143
Deferred compensation	671	614
Asset retirement obligation	261	244
Progressive slot and players’ club liabilities	1,918	199
Tax benefit of current year NOL	1,355	4,635
Equity compensation	761	369
Restructuring costs	280	400
General business credits	—	181
AMT credit	573	—
Litigation reserve	—	441
Gaming taxes	600	—
Other	805	612
Gross deferred tax assets	8,550	8,143
DEFERRED TAX LIABILITIES
Depreciation and amortization	(8,553)	(8,714)
Prepaid services and supplies	(2,195)	(2,928)
Gross deferred tax liabilities	(10,748)	(11,642)
Deferred tax liabilities, net	$(2,198)	$(3,499)

Components of income tax expense
The following table presents the components of our income tax provision attributable to pre-tax income from continuing operations, as well as the income tax benefit attributable to pre-tax income from discontinued operations (in thousands):

	Year Ended December 31, 2012	Nine Months Ended December 31, 2011
CURRENT
Federal	$1,917	$—
State	(438)	(197)
Total current taxes	1,479	(197)
DEFERRED
Federal	(3,746)	(3,802)
State	(220)	(223)
Total deferred taxes	(3,966)	(4,025)
Provision for income taxes related to continuing operations	(2,487)	(4,222)
Benefit from income taxes related to discontinued operations	3,271	527
Total benefit from (provision for) income tax	$784	$(3,695)

Effective income tax rate reconciliation
The following table presents a reconciliation between the federal statutory rate and the effective income tax rate, expressed as a percentage of pre-tax income:

	December 31,
	2012	2011
Tax at federal statutory rate	34.0%	34.0%
State income tax	2.0%	2.0%
Non-deductible expense	2.6%	2.5%
Opening balance adjustment	—%	18.0%
General business credit	(3.7)%	(2.3)%
Effective tax rate related to continuing operations	34.9%	54.2%
Effective tax rate related to discontinued operations	36.0%	36.0%
Total effective tax rate	39.9%	58.4%

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of outstanding and non-vested options activity
The following table summarizes the activity related to our outstanding and non-vested stock options and restricted stock units for the period ended December 31, 2012:

	Stock Options				Restricted Stock
	Outstanding		Non-Vested		Non-Vested
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Fair Value Per Share	Shares	Weighted Average Fair Value Per Share
Balance, January 1, 2012	409,088	$10.00	303,786	$5.50	133,334	$10.00
Granted	135,139	10.25	135,139	5.92	61,958	11.30
Vested	—	—	(177,758)	5.58	(88,827)	10.44
Exercised	—	—	—	—	—	—
Forfeited	(13,424)	10.00	(13,424)	5.50	(4,333)	10.00
Balance, December 31, 2012	530,803	$10.06	247,743	$5.67	102,132	$10.40

Summary of exercisable stock options
A summary of our exercisable stock options as of December 31, 2012 is as follows:

Number of vested stock options	283,060
Weighted-average exercise price per share	$10.03
Aggregate intrinsic value (in thousands)	$586
Weighted-average remaining contractual term in years	3.4

Schedule of stock option information	following weighted-average assumptions:

	2012	2011
Expected term in years	5.0	5.0
Expected volatility	70.36%	63.43%
Expected dividends	—%	—%
Risk-free interest rates	0.86%	2.27%

Schedule of nonvested share activity

As of December 31, 2012
Total compensation cost for non-vested awards not yet recognized (in thousands)
Stock options	$808
Restricted stock units	1,061
Total	$1,869

Weighted-average years to be recognized
Options	1.2
Restricted units	1.1

Write Downs, Reserves and Recoveries (Tables)	12 Months Ended
Dec. 31, 2012
Write Downs, Reserves and Recoveries [Abstract]
Schedule of unusual or infrequent items
The following table presents the components of Write-downs, reserves and recoveries for continuing operations (in thousands):

	Year ended December 31,
	2012	2011
Gain on insurance claim, St Jo flood	$—	$(3,259)
Litigation reserve settlement, net	(707)	(1,529)
Settlement with insurance carriers	(78)	(1,600)
	$(785)	$(6,388)

Reorganization Items (Tables)	12 Months Ended
Dec. 31, 2012
Reorganization Items [Abstract]
Reorganization Items
Reorganization items represent expense incurred as a result of the Chapter 11 proceedings and are presented separately in the consolidated statements of operations.

	Successor		Predecessor
	Year ended December 31,
	2012	2011	2010
Trustee fees	$—	$—	$968
Professional fees	—	—	2,874
Other	—	—	2,955
Total	$—	$—	$6,797

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments	The following table presents future minimum lease payments under non-cancelable leases (in thousands):

2013	$7,996
2014	7,633
2015	7,567
2016	7,398
2017	7,330
Thereafter	175,197
Total	$213,121

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of segment classification of properties
Schedule of reconciliation of segment EBITDA to operating income
In the following table, we present revenue by segment and Segment EBITDA by segment, then we reconcile Segment EBITDA to income from continuing operations before income tax (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Segment EBITDA
Nevada	$32,784	$31,812	$33,086
Midwest	40,898	40,463	39,300
Colorado	7,718	—	—
Total segment EBITDA	81,400	72,275	72,386
Corporate and other expense	(10,651)	(10,521)	(11,762)
Depreciation and amortization
Nevada	14,150	14,100	24,036
Midwest	6,663	6,542	8,103
Colorado	2,042	—	—
Corporate and other	411	527	155
Total depreciation and amortization	23,266	21,169	32,294
Share-based compensation	2,075	1,680	—
Corporate write-downs, reserves and recoveries	(707)	(3,129)	—
Pre-opening expense	421	—	—
Operating income from continuing operations	45,694	42,034	28,330
Other income (expense)
Interest expense, net	(29,731)	(28,364)	55
Reorganization costs	—	—	(6,797)
Fresh-start adjustments	—	—	(160,316)
Reorganization of debt	—	—	633,659
Impairment charges	—	—	(75,746)
Loss on extinguishment (or modification) of debt	(8,842)	—	—
Other costs	—	(1,576)	—
Total other income (expense), net	(38,573)	(29,940)	390,855
Income (loss) from continuing operations before income tax	$7,121	$12,094	$419,185

Reconciliation of assets by reportable segment to consolidated
The following table presents total assets by reportable segment (in thousands):

	December 31,
	2012	2011
Total assets by reportable segment
Nevada	$228,980	$231,687
Midwest	212,868	220,496
Colorado	78,455	—
Reportable segment total assets	520,303	452,183
Corporate and other	131,619	151,557
Total assets	$651,922	$603,740

Reconciliation of capital expenditures by reportable segments to consolidated
The following table presents capital expenditures by reportable segment (in thousands):

	Successor		Predecessor
	Year Ended December 31,
	2012	2011	2010
Capital expenditures by reportable segment
Nevada	$14,043	$20,157	$15,886
Midwest	11,731	11,136	5,518
Colorado	1,565	—	—
Reportable segment capital expenditures	27,339	31,293	21,404
Corporate	2,867	1,520	—
Total capital expenditures	$30,206	$32,813	$21,404

Selected Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Schedule of quarterly financial information

Year Ended	Mar 31	Jun 30	Sep 30	Dec 31	Total
December 31, 2012
Net revenue	$101,705	$103,045	$100,710	$97,716	$403,176
Operating income	14,423	13,152	10,075	8,044	45,694
Income (loss) from continuing operations	4,614	(2,089)	1,646	463	4,634
December 31, 2011
Net revenue	$96,062	$100,074	$89,014	$93,437	$378,587
Operating income	11,289	10,468	7,136	13,141	42,034
Income (loss) from continuing operations	2,521	(575)	(2,276)	8,202	7,872

Restatement of Prior Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections

To disclose the impact on previously reported amounts of the revisions described above, the following table presents our revenues as originally reported in our Annual Report on Form 10-K for 2011, and as revised (in thousands):

			Reclassifications
	As Previously Reported	Error Correction	For Discontinued Operations	For Management Fees	As Restated and Reclassified
Year ended December 31, 2011 (Successor)
Casino	$297,518	$(5,364)	$(26,344)	$—	$265,810
Food and beverage	49,136	—	(7,426)	—	41,710
Lodging	33,042	—	(7,820)	—	25,222
Fuel and retail	91,684	—	(15,443)	—	76,241
Other	20,152	—	(890)	(633)	18,629
Total revenue	491,532	(5,364)	(57,923)	(633)	427,612
Promotional allowances	(59,632)	5,364	5,243	—	(49,025)
Net revenue	$431,900	$—	$(52,680)	$(633)	$378,587
Year ended December 31, 2010 (Predecessor)
Casino	$308,410	$(5,798)	$(25,775)	$—	$276,837
Food and beverage	51,344	—	(7,611)	—	43,733
Lodging	31,778	—	(8,190)	—	23,588
Fuel and retail	80,838	—	(15,008)	—	65,830
Other	20,269	—	(742)	—	19,527
Total revenue	492,639	(5,798)	(57,326)	—	429,515
Promotional allowances	(60,766)	5,798	5,845	—	(49,123)
Net revenue	$431,873	$—	$(51,481)	$—	$380,392

We also reclassified lease acquisition costs from its own line item to the Other assets, net line item as the amount was no longer material.

Condensed Consolidated Guarantor Data (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet (Successor)
December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
ASSETS
Cash and cash equivalents	$89,063	$—	$37,810	$—	$—	$126,873
Restricted cash	469	—	139	—	—	608
Accounts receivable, net	775	—	4,334	—	—	5,109
Prepaid expense	1,060	—	7,508	—	—	8,568
Inventory	—	—	2,835	—	—	2,835
Deferred income tax asset	904	—	2,220	—	—	3,124
Total current assets	92,271	—	54,846	—	—	147,117
Property and equipment, net	3,866	—	264,082	—	—	267,948
Intercompany receivables	—	—	27,500	—	(27,500)	—
Investment in subsidiaries	338,535	—	—	—	(338,535)	—
Intercompany notes receivable	193,216	—	—	—	(193,216)	—
Other assets, net	11,820	—	3,131	—	—	14,951
Assets held for sale	—	—	21,443	—	—	21,443
Intangibles	—	—	131,947	—	—	131,947
Goodwill	—	—	68,516	—	—	68,516
Total assets	$639,708	$—	$571,465	$—	$(559,251)	$651,922

LIABILITIES AND OWNERS’ EQUITY
Accounts payable	$2,043	$—	$11,958	$—	$—	$14,001
Intercompany payables	27,500	—	—	—	(27,500)	—
Accrued interest	2,581	—	—	—	—	2,581
Accrued expense	2,802	—	18,295	—	—	21,097
Income tax payable	516	—	—	—	—	516
Intercompany notes payable	—	—	193,216	—	(193,216)	—
Current maturities of long-term debt	7,281	—	—	—	—	7,281
Total current liabilities	42,723	—	223,469	—	(220,716)	45,476
Long-term debt, less current portion	389,435	—	—	—	—	389,435
Other liabilities	283	—	724	—	—	1,007
Liabilities held for sale	—	—	3,552	—	—	3,552
Deferred income tax liability	137	—	5,185	—	—	5,322
Total liabilities	432,578	—	232,930	—	(220,716)	444,792

Common stock	20	—	—	—	—	20
Other equity	207,110	—	338,535	—	(338,535)	207,110
Total owners’ equity	207,130	—	338,535	—	(338,535)	207,130
Total liabilities and owners’ equity	$639,708	$—	$571,465	$—	$(559,251)	$651,922
Affinity Gaming and Subsidiaries
Condensed Consolidating Balance Sheet (Successor)
December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
ASSETS
Cash and cash equivalents	$5,065	$40,891	$—	$—	$45,956
Restricted cash	9,105	132	—	—	9,237
Intercompany receivables	19,132	—	—	(19,132)	—
Receivable, St Jo flood	—	4,068	—	—	4,068
Accounts receivable, net	429	3,233	—	—	3,662
Deferred income tax asset	1,410	—	—	(1,410)	—
Prepaid expense	644	7,264	—	—	7,908
Inventory	—	2,854	—	—	2,854
Total current assets	35,785	58,442	—	(20,542)	73,685
Property and equipment, net	1,978	216,616	—	—	218,594
Investment in subsidiaries	329,596	—	—	(329,596)	—
Intercompany notes receivable	193,216	—	—	(193,216)	—
Other assets, net	4,304	3,293	—	—	7,597
Assets held for sale	—	38,854	91,179	—	130,033
Deferred income tax asset	1,818	—	242	(2,060)	—
Intangibles	—	125,544	—	—	125,544
Goodwill	—	48,287	—	—	48,287
Total assets	$566,697	$491,036	$91,421	$(545,414)	$603,740

LIABILITIES AND OWNERS’ EQUITY
Accounts payable	$2,278	$9,670	$—	$—	$11,948
Intercompany payables	—	19,132	—	(19,132)	—
Accrued interest	97	—	—	—	97
Accrued expense	9,286	14,433	—	—	23,719
Income tax payable	66	—	118	—	184
Deferred income tax liability	—	2,021	124	(1,410)	735
Intercompany notes payable	—	193,216	—	(193,216)	—
Current maturities of long-term debt	1,325	—	—	—	1,325
Total current liabilities	13,052	238,472	242	(213,758)	38,008
Long-term debt, less current portion	347,075	—	—	—	347,075
Other liabilities	335	679	—	—	1,014
Liabilities held for sale	—	3,756	4,888	—	8,644
Deferred income tax liability	—	4,824	—	(2,060)	2,764
Total liabilities	360,462	247,731	5,130	(215,818)	397,505

Other equity	206,235	243,305	86,291	(329,596)	206,235
Total owners’ equity	206,235	243,305	86,291	(329,596)	206,235
Total liabilities and owners’ equity	$566,697	$491,036	$91,421	$(545,414)	$603,740

Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations (Successor)
Year ended December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$—	$285,169	$—	$—	$285,169
Food and beverage	—	—	45,784	—	—	45,784
Lodging	—	—	29,227	—	—	29,227
Fuel and retail	—	—	74,971	—	—	74,971
Other	—	—	21,210	—	—	21,210
Total revenue	—	—	456,361	—	—	456,361
Promotional allowances	—	—	(53,185)	—	—	(53,185)
Net revenue	—	—	403,176	—	—	403,176
EXPENSE
Casino	—	—	110,267	—	—	110,267
Food and beverage	—	—	46,395	—	—	46,395
Lodging	—	—	18,006	—	—	18,006
Fuel and retail	—	—	64,707	—	—	64,707
Other	—	—	9,649	—	—	9,649
General and administrative	—	—	72,830	—	—	72,830
Corporate	12,726	—	—	—	—	12,726
Depreciation and amortization	411	—	22,855	—	—	23,266
Pre-opening expense	421	—	—	—	—	421
Write downs, reserves and recoveries	(707)	—	(78)	—	—	(785)
Total expense	12,851	—	344,631	—	—	357,482
Operating income (loss) from continuing operations	(12,851)	—	58,545	—	—	45,694
Other income (expense)
Interest expense, net	(32,753)	—	—	—	3,022	(29,731)
Intercompany interest income	29,848	—	—	—	(29,848)	—
Intercompany interest expense	—	—	(29,848)	—	29,848	—
Loss on extinguishment (or modification) of debt	(8,842)	—	—	—	—	(8,842)
Income from equity investments in subsidiaries	15,884	—	—	—	(15,884)	—
Total other income (expense), net	4,137	—	(29,848)	—	(12,862)	(38,573)
Income (loss) from continuing operations before income tax	(8,714)	—	28,697	—	(12,862)	7,121
Benefit from (provision for) income taxes	7,534	—	(10,021)	—	—	(2,487)
Income (loss) from continuing operations	$(1,180)	$—	$18,676	$—	$(12,862)	$4,634

Discontinued operations
Income (loss) from discontinued operations before income tax	—	—	(14,205)	5,120	—	(9,085)
Benefit from (provision for) income taxes	—	—	5,114	(1,843)	—	3,271
Loss from discontinued operations	$—	$—	$(9,091)	$3,277	$—	$(5,814)
Net income (loss)	$(1,180)	$—	$9,585	$3,277	$(12,862)	$(1,180)
Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations (Successor)
Year ended December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$265,810	$—	$—	$265,810
Food and beverage	—	41,710	—	—	41,710
Lodging	—	25,222	—	—	25,222
Fuel and retail	—	76,241	—	—	76,241
Other	—	18,629	—	—	18,629
Total revenue	—	427,612	—	—	427,612
Promotional allowances	—	(49,025)	—	—	(49,025)
Net revenue	—	378,587	—	—	378,587
EXPENSE
Casino	—	101,399	—	—	101,399
Food and beverage	—	41,806	—	—	41,806
Lodging	—	17,518	—	—	17,518
Fuel and retail	—	67,291	—	—	67,291
Other	—	12,546	—	—	12,546
General and administrative	—	69,011	—	—	69,011
Corporate	12,201	—	—	—	12,201
Depreciation and amortization	527	20,642	—	—	21,169
Write downs, reserves and recoveries	(3,129)	(3,259)	—	—	(6,388)
Total expense	9,599	326,954	—	—	336,553
Operating income (loss) from continuing operations	(9,599)	51,633	—	—	42,034
Other income (expense)
Interest expense, net	(35,591)	—	—	7,227	(28,364)
Intercompany interest income	28,398	—	—	(28,398)	—
Intercompany interest expense	—	(28,398)	—	28,398	—
Other costs	(1,576)	—	—	—	(1,576)
Income from equity investments in subsidiaries	21,001	—	—	(21,001)	—
Total other income (expense), net	12,232	(28,398)	—	(13,774)	(29,940)
Income from continuing operations before income tax	2,633	23,235	—	(13,774)	12,094
Benefit from (provision for) income taxes	3,889	(8,111)	—	—	(4,222)
Income from continuing operations	$6,522	$15,124	$—	$(13,774)	$7,872

Discontinued operations
Loss from discontinued operations before tax	—	(456)	(1,421)	—	(1,877)
Benefit for income taxes	—	128	399	—	527
Loss from discontinued operations	$—	$(328)	$(1,022)	$—	$(1,350)
Net income (loss)	$6,522	$14,796	$(1,022)	$(13,774)	$6,522
Affinity Gaming and Subsidiaries
Condensed Consolidating Statement of Operations
Year ended December 31, 2010 (Predecessor)
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
REVENUE
Casino	$—	$276,837	$—	$—	$276,837
Food and beverage	—	43,733	—	—	43,733
Lodging	—	23,588	—	—	23,588
Fuel and retail	—	65,830	—	—	65,830
Other	—	19,527	—	—	19,527
Total revenue	—	429,515	—	—	429,515
Promotional allowances:	—	(49,123)	—	—	(49,123)
Net revenue	—	380,392	—	—	380,392
EXPENSE
Casino	—	103,697	—	—	103,697
Food and beverage	—	43,278	—	—	43,278
Lodging	—	17,199	—	—	17,199
Fuel and retail	—	56,952	—	—	56,952
Other	—	14,188	—	—	14,188
General and administrative	—	72,518	—	—	72,518
Corporate	11,936	—	—	—	11,936
Depreciation and amortization	—	32,294	—	—	32,294
Total expense	11,936	340,126	—	—	352,062
Operating income (loss) from continuing operations	(11,936)	40,266	—	—	28,330
Other income (expense)
Interest expense, net of capitalized interest	43	12	—	—	55
Reorganization costs	(6,797)	—	—	—	(6,797)
Fresh-start adjustments	—	(160,316)	—	—	(160,316)
Reorganization of debt	633,659	—	—	—	633,659
Impairment charges	—	(75,746)	—	—	(75,746)
Loss from equity investments in subsidiaries	(226,724)	—	—	226,724	—
Total other expense, net	400,181	(236,050)	—	226,724	390,855
Income (loss) from continuing operations before income tax	388,245	(195,784)	—	226,724	419,185
Provision for income taxes	—	—	—	—	—
Income (loss) from continuing operations	$388,245	$(195,784)	$—	$226,724	$419,185

Discontinued operations
Income (loss) from discontinued operations before tax	—	(33,451)	2,511	—	(30,940)
Provision for income taxes	—	—	—	—	—
Income (loss) from discontinued operations	$—	$(33,451)	$2,511	$—	$(30,940)
Net income (loss)	$388,245	$(229,235)	$2,511	$226,724	$388,245

Condensed Consolidating Statement of Cash Flows
Condensed Consolidated Statements of Cash Flows (Successor)
Year ended December 31, 2012
(000s)

	Affinity Gaming (Co-Issuer)	AG Finance (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by operating activities	$(22,686)	$—	$61,184	$23,892	$—	$62,390

Cash flows from investing activities:
Restricted cash	8,636	—	(7)	—	—	8,629
Cash paid for business acquisition	(4,305)	—	—	—	—	(4,305)
Insurance proceeds St Jo flood	—	—	3,045	—	—	3,045
Proceeds from sale of property and equipment	—	—	66	—	—	66
Purchases of property and equipment	(2,723)	—	(23,702)	—	—	(26,425)
Net cash provided by (used in) investing activities	$1,608	$—	$(20,598)	$—	$—	$(18,990)

Cash flows from financing activities:
Change in intercompany accounts	67,559	—	(43,667)	(23,892)	—	—
Payments on long-term debt	(349,900)	—	—	—	—	(349,900)
Proceeds from long-term debt	398,000	—	—	—	—	398,000
Loan origination fees	(10,583)	—	—	—	—	(10,583)
Net cash provided by financing activities	$105,076	$—	$(43,667)	$(23,892)	$—	$37,517

Net increase (decrease) in cash and cash equivalents	83,998	—	(3,081)	—	—	80,917

Cash and cash equivalents
Beginning of year	5,065	—	40,891	—	—	45,956
End of year	$89,063	$—	$37,810	$—	$—	$126,873

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Successor)
Year ended December 31, 2011
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by (used in) operating activities	$(22,745)	$43,292	$—	$—	$20,547

Cash flows from investing activities:
Restricted cash	(1,500)	—	—	—	(1,500)
Proceeds from sale of property and equipment	925	153	—	—	1,078
Purchases of property and equipment	(1,502)	(29,226)	—	—	(30,728)
Net cash used in investing activities	$(2,077)	$(29,073)	$—	$—	$(31,150)

Cash flows from financing activities:
Change in intercompany accounts	12,164	(12,164)	—	—	—
Payment on long-term debt	(1,600)	—	—	—	(1,600)
Loan origination fees	(1,622)	—	—	—	(1,622)
Net cash used in financing activities	$8,942	$(12,164)	$—	$—	$(3,222)

Net increase (decrease) in cash and cash equivalents	(15,880)	2,055	—	—	(13,825)

Cash and cash equivalents
Beginning of year	20,945	38,836	—	—	59,781
End of year	$5,065	$40,891	$—	$—	$45,956

Affinity Gaming and Subsidiaries
Condensed Consolidated Statements of Cash Flows (Predecessor)
Year ended December 31, 2010
(000s)

	Affinity Gaming	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Total
Net cash provided by (used in) operating activities	$(22,846)	$72,957	$—	$—	$50,111

Cash flows from investing activities:
Collection on notes and loans receivable	33	—	—	—	33
Restricted cash	(7,421)	345	—	—	(7,076)
Proceeds from sale of property and equipment	—	40	—	—	40
Purchases of property and equipment	—	(21,153)	—	—	(21,153)
Net cash provided by (used in) investing activities	$(7,388)	$(20,768)	$—	$—	$(28,156)

Cash flows from financing activities:
Change in intercompany accounts	57,018	(57,018)	—	—	—
Reorganization items	(38,258)	—	—	—	(38,258)
Net cash provided by (used in) financing activities	$18,760	$(57,018)	$—	$—	$(38,258)

Net increase (decrease) in cash and cash equivalents	(11,474)	(4,829)	—	—	(16,303)

Cash and cash equivalents
Beginning of year	32,419	43,665	—	—	76,084
End of year	$20,945	$38,836	$—	$—	$59,781

Organization, Consolidation and Presentation of Financial Statements (Details) (USD $)	12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 casino	Dec. 31, 2012 Nevada [Member] casino	Feb. 29, 2012 Nevada [Member] casino	Dec. 31, 2012 Colorado [Member] casino	Dec. 31, 2012 Missouri [Member] casino	Dec. 31, 2012 Iowa [Member] casino	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Preferred stock, par value (usd per share)							$ 0.001	$ 0.001
Ownership percentage when rights become exercisable								15.00%
Assets sold to entitle holders to receive common shares of acquiring company percent (shares)							50.00%
Number of shares available per right (shares)							0.001	0.001
Number of casinos	12	6		3	2	1
Number of casinos sold			2
Exercise price of rights							45,000,000	45,000,000

Summary of Significant Accounting Policies-Other Text (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Deferred finance costs, net	$ 9.4	$ 1.3
Accumulated amortization of deferred finance costs	1.2	0.3
Self-insurance reserves	$ 0.8	$ 0.6

Summary of Significant Accounting Policies-Other, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Component of Other Expense, Nonoperating [Line Items]
Adjustment to acquired liabilities	$ 1.3
Income (Loss) from internal revenue service claims [Member]
Component of Other Expense, Nonoperating [Line Items]
Other nonoperating expense	0.4
Professional fees [Member]
Component of Other Expense, Nonoperating [Line Items]
Other nonoperating expense	$ 1.2

Summary of Significant Accounting Policies-Property and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Gaming equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years

Summary of Significant Accounting Policies-Promotional Allowances (Details) (Casino operations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Promotional Allowances [Line Items]
Promotional allowances	$ 37,291	$ 33,898	$ 33,076
Lodging [Member]
Schedule of Promotional Allowances [Line Items]
Promotional allowances	12,462	11,582	10,832
Food and Beverage [Member]
Schedule of Promotional Allowances [Line Items]
Promotional allowances	13,166	11,712	11,032
Other [Member]
Schedule of Promotional Allowances [Line Items]
Promotional allowances	$ 11,663	$ 10,604	$ 11,212

Assets Held for Sale (Details) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Golden Gaming, LLC [Member]	Feb. 01, 2013 Truckee Disposition [Member] Subsequent event [Member]	Feb. 01, 2013 Truckee Disposition [Member] Subsequent event [Member]	Feb. 29, 2012 Black Hawk Agreement [Member]	Dec. 31, 2012 Golden Gaming, Inc [Member]	Feb. 01, 2013 Cage cash [Member] Truckee Disposition [Member] Subsequent event [Member]	Feb. 01, 2013 Purchase price adjustments [Member] Truckee Disposition [Member] Subsequent event [Member]
Assets held for sale
Base sales price					$ 19,200,000	$ 19,200,000
Deferred maintenance credit					1,700,000	1,700,000
Working capital					0	0
Purchase price adjustment					1,000,000
Net proceeds from the sale					17,500,000
Goodwill, impairment loss	900,000
Impairment charges	13,600,000
Lease revenue								6,500,000
Purchase price adjustment to cash				4,300,000
Selling expenses of discontinued operations	2,800,000
Operating results for the discontinued operations
Net revenue	82,145,000	251,982,000	255,927,000
Pretax loss from discontinued operations						1,400,000
Discontinued operations, net of tax	(5,814,000)	(1,350,000)	(30,940,000)
Assets held for sale
Cash and cash equivalents	4,659,000	58,744,000			2,900,000	2,900,000			2,500,000	400,000
Receivables, net	448,000	1,039,000
Notes and loans receivable	0	280,000
Prepayments and other	1,433,000	4,134,000
Inventory	695,000	1,644,000
Property and equipment, net	9,381,000	41,597,000
Lease acquisition costs, net	0	7,477,000
Other assets, net	119,000	220,000
Intangibles	483,000	1,819,000
Goodwill	4,225,000	13,079,000
Total assets held for sale	21,443,000	130,033,000
Liabilities related to assets held for sale
Accounts payable	831,000	2,121,000
Accrued expense	2,721,000	6,157,000
Other liabilities	0	366,000
Total current liabilities related to assets held for sale	3,552,000	8,644,000
Assets Held-for-sale, at fair value							67,100,000
Gain (loss) on disposition of property	3,400,000
Cash included in assets purchased				$ 24,400,000

Purchase Price Allocation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012
Purchase price allocation
Goodwill	$ 68,516,000	$ 53,455,000
Black Hawk Casinos [Member]
Purchase price allocation
Preliminary purchase price of real property acquired			72,100,000
Property and equipment acquired			27,900,000
Land acquired			14,100,000
Intangibles assets aquired			8,600,000
Cash acquired in the transaction			1,300,000
Net identifiable assets			51,900,000
Goodwill			20,200,000
Unaudited pro forma income data:
Net revenue	432,400,000	425,062,000
Operating income	53,217,000	48,903,000
Income from continuing operations, net of tax	$ 9,449,000	$ 9,434,000

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Gross	$ 308,765	$ 238,558
Less accumulated depreciation	(40,817)	(19,964)
Property and equipment, net	267,948	218,594
Depreciation and amortization	21,000	20,300	31,200
Building [Member]
Property and equipment
Estimated Life (Years)	40 years
Gross	163,662	125,691
Gaming equipment [Member]
Property and equipment
Estimated Life (Years)	5 years
Gross	43,261	34,489
Furniture, fixtures and equipment [Member]
Property and equipment
Gross	33,261	24,204
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and equipment
Estimated Life (Years)	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and equipment
Estimated Life (Years)	10 years
Leasehold improvements [Member]
Property and equipment
Gross	206	10
Leasehold improvements [Member] | Minimum [Member]
Property and equipment
Estimated Life (Years)	1 year
Leasehold improvements [Member] | Maximum [Member]
Property and equipment
Estimated Life (Years)	20 years
Land [Member]
Property and equipment
Gross	40,013	25,910
Barge [Member]
Property and equipment
Estimated Life (Years)	10 years
Gross	15,019	15,019
Construction in Progress [Member]
Property and equipment
Gross	$ 13,343	$ 13,235

Goodwill and Other Intangible Assets-Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets
Goodwill, impairment loss	$ 900,000
Impairment charges	13,600,000
Amortization of intangible assets	2,200,000	900,000	1,000,000
Weighted Average [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Weighted Average [Member] | Customer Loyalty [Member]
Indefinite-lived Intangible Assets
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years
Black Hawk Casinos [Member]
Indefinite-lived Intangible Assets
Indefinite-lived intagible assets aquired	2,500,000
Black Hawk Casinos [Member] | Customer Loyalty [Member]
Indefinite-lived Intangible Assets
Finite-lived intangible assets acquired	$ 6,100,000

Goodwill and Other Intangible Assets-Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortized intangible assets, Gross Carrying Amount	$ 15,146	$ 6,546
Accumulated Amortization	(3,076)	(879)
Finite-Lived Intangible Assets, Net	12,070	5,667
Unamortized intangible assets	119,877	119,877
Intangibles, Gross Carrying Amount	135,023	126,423
Intangibles, Net Carrying Amount	131,947	125,544
Gaming License Rights [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Unamortized intangible assets	110,646	110,646
Local Tradename [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Unamortized intangible assets	9,231	9,231
Customer Loyalty Programs
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets useful life	7 years
Amortized intangible assets, Gross Carrying Amount	12,164	6,064
Accumulated Amortization	(2,346)	(781)
Finite-Lived Intangible Assets, Net	9,818	5,283
Trademarks [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets useful life	3 years 9 months
Amortized intangible assets, Gross Carrying Amount	2,982	482
Accumulated Amortization	(730)	(98)
Finite-Lived Intangible Assets, Net	$ 2,252	$ 384
Weighted Average [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets useful life	6 years 6 months
Weighted Average [Member] | Customer Loyalty Programs
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years
Weighted Average [Member] | Trademarks [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years

Goodwill and Other Intangible Assets-Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	$ 53,455
Goodwill allocated for acquisition of the Black Hawk Casinos	20,229
Goodwill transferred to assets held for sale	(5,168)
Net carrying amount at the end of the period	68,516
Nevada [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	33,665
Goodwill allocated for acquisition of the Black Hawk Casinos	0
Goodwill transferred to assets held for sale	0
Net carrying amount at the end of the period	33,665
Midwest [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	14,622
Goodwill allocated for acquisition of the Black Hawk Casinos	0
Goodwill transferred to assets held for sale	0
Net carrying amount at the end of the period	14,622
Colorado [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	0
Goodwill allocated for acquisition of the Black Hawk Casinos	20,229
Goodwill transferred to assets held for sale	0
Net carrying amount at the end of the period	20,229
Discontinued operations [Member]
Goodwill [Roll Forward]
Net carrying amount at the beginning of the period	5,168
Goodwill allocated for acquisition of the Black Hawk Casinos	0
Goodwill transferred to assets held for sale	(5,168)
Net carrying amount at the end of the period	$ 0

Goodwill and Other Intangible Assets-Future Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 2,530
2014	2,298
2015	2,298
2016	2,298
2017	1,788
Thereafter	$ 858

Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Prepaid loan fees	$ 9,446	$ 1,297
Long-term deposits	4,309	4,805
Other assets, net	1,196	1,495
Total	$ 14,951	$ 7,597

Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Progressive jackpot liabilities	$ 2,766	$ 1,735
Accrued payroll	7,492	7,940
Slot club point liability	3,947	3,434
Litigation reserve	0	5,929
Bankruptcy claims	1,517	1,559
Other accrued expenses	5,375	3,122
Total	$ 21,097	$ 23,719

Long-Term Debt Long-term Debt-Long-term debt balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Unamortized discount	$ (1,784)	$ 0
Current maturities of long-term debt	(7,281)	(1,325)
Long-term debt, less current portion	389,435	347,075
Senior notes [Member]
Debt Instrument [Line Items]
Total debt	198,216	0
Senior notes [Member] | Senior Unsecured Notes 9 Percent Due 2018 [Member]
Debt Instrument [Line Items]
Gross long-term debt	200,000	0
Senior Loans [Member]
Debt Instrument [Line Items]
Total debt		348,400
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Total debt	$ 198,500	$ 0

Long-Term Debt (Details) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended													12 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012 Actual [Member]	Dec. 31, 2012 Estimated Fair [Member]	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2011 Senior notes 7% [Member] Predecessor [Member]	Jun. 29, 2009 HGI credit facility [Member]	Dec. 31, 2011 HGI credit facility [Member] Predecessor [Member]	Dec. 31, 2011 Senior notes 8.125% [Member] Predecessor [Member]	May 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2011 Secured Debt [Member] Predecessor [Member]	Dec. 31, 2012 Secured Debt [Member] Carrying Value [Member] Level 2 [Member]	Dec. 31, 2012 Secured Debt [Member] Estimated Fair [Member] Level 2 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Estimated Fair [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Carrying Value [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than or equal to 4.00 to 1.00 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than or equal to 4.00 to 1.00 [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated Leverage Ratio Greater than or Equal to 3.00 but Less than 4.00 [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated Leverage Ratio Greater than or Equal to 3.00 but Less than 4.00 [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Consolidated Leverage Ratio Greater than or Equal to 3.00 but Less than 4.00 [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Consolidated leverage ratio [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facility and Senior Secured Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility and Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member]	Dec. 31, 2012 Revolving Credit Facility and Senior Secured Credit Facility [Member] Consolidated leverage ratio greater than 3.50 to 1.00 [Member] Minimum [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Change in Control [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Prior to first anniversary of closing	Sep. 30, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Between first and second year after closing	Sep. 30, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Between second and third year after closing	Sep. 30, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Redemption period twelve months commencing on May 2017 and thereafter [Member]	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Maximum [Member] Prior to first anniversary of closing	Dec. 31, 2012 Senior Unsecured Notes 9 Percent Due 2018 [Member] Minimum [Member] Prior to first anniversary of closing
Long Term Debt Textuals [Abstract]
Maximum borrowing capacity					$ 860,000,000
Aggregate principal amount												350,000,000
Principal amount of debt terminated				170,000,000			160,000,000					1,100,000,000
Interest rate (percent)				7.00%			8.13%		9.00%	9.00%
Cancelled percentage of existing equity (percent)						100.00%
Repayments of Long-term Debt											342,100,000
Mandatory prepayments as a percentage of entity's excess cash flow																		50.00%		25.00%
Interest margin (percent)																													4.25%	1.25%
Prepayment penalty (percent)											2.00%
Increase in additional borrowings										200,000,000					200,000,000								35,000,000
Unused capacity commitment fee percentage																								0.50%		0.38%
Additional cash available															38,600,000
Leverage ratio	4.85																		4		4	3			3.5		3.5
Interest coverage ratio	2.35
Borrowing capacity															80,000,000
Debt Instrument, Fee Amount									13,400,000	13,400,000
Debt instrument unamortized loan fees									9,400,000	9,400,000
Debt instrument fees and pre payment penalties									1,800,000	1,800,000
Loss on extinguishment (or modification) of debt									8,800,000
Change of control, percentage of voting interests acquired																												40.00%
Redemption price as percentage of principal amount, base								100.00%
Redemption with net proceeds from equity offerings as percentage of original principal																																				35.00%
Redemption price with net proceeds from equity offerings as percentage of original principal																																109.00%
Percentage of original principal amount outstanding after redemption from equity offerings																																					65.00%
Redemption period with net proceeds from equity offerings																																				180 days
Debt instrument redemption as percentage of original principal notice period																																				60 days	30 days
Redemption price as percentage of principal amount																															101.00%		104.50%	102.25%	100.00%
Long-term debt, fair value		$ 408,612,000	$ 396,716,000										$ 198,216,000	$ 208,127,000		$ 200,485,000	$ 198,500,000

Income Taxes-Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Deferred tax assets related to federal tax credits	$ 1,355,000	$ 4,635,000
Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Net operating loss carryforward	4,000,000
Deferred tax assets related to federal tax credits	$ 573,000	$ 0

Income Taxes-Deferred Tax Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Current deferred tax liability	$ 3,124	$ (735)
Non-current deferred tax liability	(5,322)	(2,764)
Deferred tax liabilities, net	2,198	3,499
Deferred Tax Assets, Gross [Abstract]
Reserve for employee benefits	1,241	305
Provision for doubtful accounts	85	143
Deferred compensation	671	614
Asset retirement obligation	261	244
Progressive slot and players’ club liabilities	1,918	199
Tax benefit of current year NOL	1,355	4,635
Equity compensation	761	369
Restructuring costs	280	400
General business credits	0	181
Litigation reserve	0	441
Gaming taxes	600	0
Other	805	612
Gross deferred tax assets	8,550	8,143
Deferred Tax Liabilities, Gross [Abstract]
Depreciation	(8,553)	(8,714)
Prepaid services and supplies	(2,195)	(2,928)
Gross deferred tax liabilities	(10,748)	(11,642)
Internal Revenue Service (IRS) [Member]
Deferred Tax Assets, Gross [Abstract]
Tax benefit of current year NOL	$ 573	$ 0

Income Tax-Provisions (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Current [Abstract]
Federal	$ 0	$ 1,917
State	(197)	(438)
Total current taxes	(197)	1,479
Deferred [Abstract]
Federal	(3,802)	(3,746)
State	(223)	(220)
Total deferred taxes	(4,025)	(3,966)
Provision for income taxes	(4,222)	(2,487)
Benefit from income taxes	527	3,271
Total benefit from (provision for) income tax		$ 784	$ (3,695)

Income Taxes-Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate (percent)	34.00%	34.00%
State income tax (percent)	2.00%	2.00%
Non-deductible expenses (percent)	2.60%	2.50%
Conversion adjustment (percent)	0.00%	18.00%
General Business Credit (percent)	(3.70%)	(2.30%)
Effective tax rate (percent)	34.90%	54.20%
Effective tax rate related to discontinued operations (percent)	36.00%	36.00%
Total effective tax rate (percent)	39.90%	58.40%

Share-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 class	Dec. 31, 2011	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2012 Stock Options Management [Member] tranche	Dec. 31, 2012 Stock Options Chief Executive Officer [Member]	Dec. 31, 2012 RSUs	Dec. 31, 2011 RSUs	Dec. 31, 2012 RSUs Chief Executive Officer [Member]	Mar. 31, 2011 RSUs Chief Executive Officer [Member] right	Feb. 24, 2012 RSUs Executive Officer [Member]	Dec. 27, 2012 RSUs Directors [Member]	Dec. 31, 2012 Restricted Stock [Member]
Equity-based compensation
Number of classes of a share-based plan	2
Units granted (shares)	788,428									200,000	26,832	35,126
Units available for grant (shares)	211,572
Vesting period					3 years
Expiration period					5 years
Number of tranches					2
Vesting percentage based on the passage of time (percent)						50.00%			50.00%
Vesting percentage based on achieving certain performance criteria (percent)						50.00%			50.00%
Contingent right to receive number of common membership units										1
Aggregate intrinsic value	$ 1,100,000
Weighted average remaining contractual term	3 years 6 months
Outstanding, Shares
Balance at the beginning of the period (shares)			409,088
Granted (shares)			135,139
Forfeited (shares)			13,424
Balance at the end of the period (shares)			530,803	409,088
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)
Balance at the beginning of the period (usd per share)			$ 10
Granted (usd per share)			$ 10.25
Forfeited (usd per share)			$ 10
Balance at the end of the period (usd per share)			$ 10.06	$ 10
Non-Vested, Shares
Balance at the beginning of the period (shares)			303,786
Granted (shares)			135,139
Vested (shares)			(177,758)
Forfeited (shares)			13,424
Balance at the end of the period (shares)			247,743	303,786
Weighted Average Fair Value Per Share
Balance at the beginning of the period (usd per share)			$ 5.5
Granted (usd per share)			$ 5.92
Vested (usd per share)			$ 5.58
Forfeited (usd per share)			$ 5.5
Balance at the end of the period (usd per share)			$ 5.67	$ 5.5
Outstanding and Non-Vested, Shares
Balance at the beginning of the period (shares)							133,334						257,625
Granted (shares)							61,958
Vested (shares)							(88,827)
Forfeited (shares)							(4,333)
Balance at the end of the period (shares)							102,132	133,334					257,625
Outstanding and Non-Vested, Weighted Average Grant Date Fair Value Per Share (in dollars per share)
Balance at the beginning of the period (usd per share)							$ 10
Granted (usd per share)							$ 11.3
Vested (usd per share)							$ 10.44
Expired/ cancelled (usd per share)							$ 10
Balance at the end of the period (usd per share)							$ 10.4	$ 10
Exercisable stock options
Number of vested stock options (shares)			283,060
Weighted average exercise price per share (usd per share)			$ 10.03
Aggregate intrinsic value			585,934.2
Weighted average remaining contractual term			3 years 5 months
Significant fair value assumptions:
Expected term in years			5 years	5 years
Expected volatility (percent)			70.36%	63.43%
Expected dividends (percent)	0.00%	0.00%
Risk-free interest rates (percent)	0.86%	2.27%
Compensation cost
Compensation cost (included in operating expenses):	2,075,000	1,692,000	1,102,000	1,025,000			973,000	667,000
As of period end date:
Total compensation cost for non-vested awards not yet recognized	$ 1,869,000		$ 808,000				$ 1,061,000
Weighted-average years to be recognized			1 year 2 months 12 days				1 year 1 month 6 days

Write Downs, Reserves and Recoveries (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Unusual or Infrequent Item [Line Items]
Gain on insurance claim, St Jo flood		$ 0	$ (3,259,000)
Litigation reserve settlement, net		(707,000)	(1,529,000)
Settlement with insurance carriers		(78,000)	(1,600,000)
Write-downs, recoveries and reserves		(785,000)	(6,388,000)
Estimated proceeds of business interruption after deducting waiting period	500,000
Gain for proceeds in excess of book value of property destroyed or damaged	300,000
Deductibles under policies	100,000
Flood [Member]
Unusual or Infrequent Item [Line Items]
Insurance proceeds St Jo flood		3,000,000
Health care benefits overexpenditure [Member]
Unusual or Infrequent Item [Line Items]
Insurance proceeds St Jo flood		1,600,000
Legal Claim Against Predecessor [Member]
Unusual or Infrequent Item [Line Items]
Litigation settlement		4,000,000
Estimated recovery from insurance carrier		500,000
Accrued interest		$ 800,000

Reorganization Items (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Reorganization Items [Line Items]
Trustee fees	$ 0	$ 0	$ 968
Professional fees	0	0	2,874
Other	0	0	2,955
Total	$ 0	$ 0	$ 6,797

Related Party Transactions-General (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Coin and currency maintainence revenue	$ 45,000	$ 300,000	$ 300,000
Trademark license expense	700,000	1,600,000	1,800,000
Shared services agreement revenue		500,000	500,000
Monthly adverstising expense		35,000	35,000
Berry-Hinckley Industries [Member]
Related Party Transaction [Line Items]
Shared services agreement revenue		68,000	68,000
Slot Route Contract [Member] | Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Rent expense	$ 1,800,000	$ 10,700,000	$ 10,500,000

Related Party Transactions-Lease Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Term of lease agreement	20 years
Rent revenue	$ 58	$ 300	$ 300
The Herbst Family Limited Partnership II [Member]
Related Party Transaction [Line Items]
Rent expense	58	200	200
Herbst's Grandchildren's Trust [Member]
Related Party Transaction [Line Items]
Rent expense	200	600	600
Herbst Family Limited Partnership [Member]
Related Party Transaction [Line Items]
Rent expense	35	200	200
Searchlight Casino [Member] | Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Rent expense	$ 30	$ 200	$ 200

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Counsel [Member]
Related Party Transaction [Line Items]
Compensation for services		$ 1,600,000
Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	200,000
HIGCO, Inc [Member]
Related Party Transaction [Line Items]
Revenue sharing contract	25,000	200,000	200,000
SamCon, Inc [Member]
Related Party Transaction [Line Items]
Revenue sharing contract	17,000	100,000	100,000
Prescott's Bar LLC [Member]
Related Party Transaction [Line Items]
Revenue sharing contract	0	74,000	88,000
Balboa Pizza [Member]
Related Party Transaction [Line Items]
Revenue sharing contract		$ 63,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended					12 Months Ended
	Dec. 31, 2012	Feb. 24, 2012 Action for negligence in supervising an employee E-T-T Inc.	Feb. 14, 2012 Action for negligence in supervising an employee E-T-T Inc.	Feb. 28, 2006 Action for negligence in supervising an employee E-T-T Inc.	May 31, 2012 Action by former employee terminated without cause Primadonna Company, LLC	Nov. 30, 2011 Action by former employee terminated without cause Primadonna Company, LLC	Mar. 31, 2009 Action by former employee terminated without cause Primadonna Company, LLC	Dec. 31, 2012 Continuing operations [Member]	Dec. 31, 2012 Non-cancelable lease obligations [Member] Continuing operations [Member]	Dec. 31, 2011 Non-cancelable lease obligations [Member] Continuing operations [Member]	Dec. 31, 2010 Non-cancelable lease obligations [Member] Continuing operations [Member]
Future minimum payments due
2013								$ 7,996,000
2014								7,633,000
2015								7,567,000
2016								7,398,000
2017								7,330,000
Thereafter								175,197,000
Total								213,121,000
Rent expense									7,900,000	7,500,000	7,400,000
Compensatory damages				4,100,000			1,300,000
Punitive damages				10,100,000
Lowered punitive damage award				4,100,000
Amount of damage as per settlement agreement			4,000,000
Amount agreed to be reimbursed by insurance carrier			500,000
Settlement amount paid		4,000,000			1,800,000
Awarded value						1,900,000
Number of years ago that the gas station contaminated the soil	30 years
Environmental remediation expense	3,200,000
Increase in capital expenditures due to environmental remediation	$ 4,000,000

Employee Benefit Plans (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 401 K [Member]	Dec. 31, 2012 401 K [Member] Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution per employee (percent)					30.00%
Employer discretionary contribution amount				$ 68,000
Additional expenses over stop loss		300,000	1,100,000
Proceeds from legal settlements	$ 1,600,000

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of segment EBITDA to operating income
Depreciation and amortization									$ 21,000		$ 20,300		$ 31,200
Write downs, reserves and recoveries									(785)		(6,388)
Operating income from continuing operations	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289	45,694		42,034
Impairment charges									13,600
Assets	651,922				603,740				651,922		603,740
Net revenue	97,716	100,710	103,045	101,705	93,437	89,014	100,074	96,062	403,176		378,587
Operating Segments [Member]
Reconciliation of segment EBITDA to operating income
Assets	520,303				452,183				520,303		452,183
Nevada [Member]
Reconciliation of segment EBITDA to operating income
Assets	228,980				231,687				228,980		231,687
Midwest [Member]
Reconciliation of segment EBITDA to operating income
Assets	212,868				220,496				212,868		220,496
Colorado [Member]
Reconciliation of segment EBITDA to operating income
Assets	78,455				0				78,455		0
Corporate and other [Member]
Reconciliation of segment EBITDA to operating income
Assets	131,619				151,557				131,619		151,557
Successor [Member]
Reconciliation of segment EBITDA to operating income
Revenues									456,361		427,612
Segment EBITDA									81,400		72,275
Corporate									12,726		12,201
Depreciation and amortization									23,266		21,169
Share-based compensation									2,075		1,680
Write downs, reserves and recoveries									(785)		(6,388)
Pre-opening expense									421		0
Operating income from continuing operations									45,694		42,034
Interest expense, net									(29,731)		(28,364)
Reorganization costs									0		0
Fresh-start accounting adjustment									0		0
Reorganization of debt									0		0
Impairment charges									0		0
Loss on extinguishment (or modification) of debt									(8,842)		0
Other Nonoperating Income (Expense)									0		(1,576)
Nonoperating Income (Expense)									(38,573)		(29,940)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									7,121		12,094
Assets	651,922				603,740				651,922		603,740
Payments to Acquire Property, Plant, and Equipment									30,206		32,813
Promotional allowances									53,185		49,025
Net revenue									403,176		378,587
Successor [Member] | Operating Segments [Member]
Reconciliation of segment EBITDA to operating income
Revenues									456,361		427,612
Payments to Acquire Property, Plant, and Equipment									27,339		31,293
Net revenue									403,176		378,587
Successor [Member] | Nevada [Member]
Reconciliation of segment EBITDA to operating income
Revenues									301,971		296,903
Segment EBITDA									32,784		31,812
Depreciation and amortization									14,150		14,100
Payments to Acquire Property, Plant, and Equipment									14,043		20,157
Promotional allowances									39,386		37,742
Net revenue									262,585		259,161
Successor [Member] | Midwest [Member]
Reconciliation of segment EBITDA to operating income
Revenues									140,035	[1]	130,709	[1]
Segment EBITDA									40,898		40,463
Depreciation and amortization									6,663		6,542
Payments to Acquire Property, Plant, and Equipment									11,731		11,136
Promotional allowances									12,142	[1]	11,283	[1]
Net revenue									127,893		119,426
Successor [Member] | Colorado [Member]
Reconciliation of segment EBITDA to operating income
Revenues									14,355		0
Segment EBITDA									7,718		0
Depreciation and amortization									2,042		0
Payments to Acquire Property, Plant, and Equipment									1,565		0
Promotional allowances									1,657		0
Net revenue									12,698		0
Successor [Member] | Corporate and other [Member]
Reconciliation of segment EBITDA to operating income
Revenues									0		0
Corporate									(10,651)		(10,521)		(11,762)
Depreciation and amortization									411		527
Write downs, reserves and recoveries									(707)		(3,129)
Payments to Acquire Property, Plant, and Equipment									2,867		1,520
Net revenue									0		0
Predecessor [Member]
Reconciliation of segment EBITDA to operating income
Revenues													429,515
Segment EBITDA													72,386
Corporate													11,936
Depreciation and amortization													32,294
Share-based compensation													0
Write downs, reserves and recoveries													0
Pre-opening expense													0
Operating income from continuing operations													28,330
Interest expense, net													55
Reorganization costs													6,797
Fresh-start accounting adjustment													160,316
Reorganization of debt													(633,659)
Impairment charges													75,746
Loss on extinguishment (or modification) of debt													0
Other Nonoperating Income (Expense)													0
Nonoperating Income (Expense)													390,855
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest													419,185
Payments to Acquire Property, Plant, and Equipment													21,404
Promotional allowances													49,123
Net revenue													380,392
Predecessor [Member] | Operating Segments [Member]
Reconciliation of segment EBITDA to operating income
Revenues													429,341
Payments to Acquire Property, Plant, and Equipment													21,404
Net revenue													380,218
Predecessor [Member] | Nevada [Member]
Reconciliation of segment EBITDA to operating income
Revenues													289,296
Segment EBITDA													33,086
Depreciation and amortization													24,036
Payments to Acquire Property, Plant, and Equipment													15,886
Promotional allowances													36,354
Net revenue													252,942
Predecessor [Member] | Midwest [Member]
Reconciliation of segment EBITDA to operating income
Revenues													140,045	[1]
Segment EBITDA													39,300
Depreciation and amortization													8,103
Payments to Acquire Property, Plant, and Equipment													5,518
Promotional allowances													12,769	[1]
Net revenue													127,276
Predecessor [Member] | Colorado [Member]
Reconciliation of segment EBITDA to operating income
Revenues													0
Segment EBITDA													0
Depreciation and amortization													0
Payments to Acquire Property, Plant, and Equipment													0
Promotional allowances													0
Net revenue													0
Predecessor [Member] | Corporate and other [Member]
Reconciliation of segment EBITDA to operating income
Revenues													174
Depreciation and amortization													155
Write downs, reserves and recoveries													0
Payments to Acquire Property, Plant, and Equipment													0
Net revenue													174
Error Correction [Member]
Reconciliation of segment EBITDA to operating income
Revenues											$ 5,400		$ 5,800

[1]	Successor Predecessor Year Ended December 31, 2012 2011 2010Segment EBITDA Nevada$32,784 $31,812 $33,086Midwest40,898 40,463 39,300Colorado7,718 — —Total segment EBITDA81,400 72,275 72,386Corporate and other expense(10,651) (10,521) (11,762)Depreciation and amortization Nevada14,150 14,100 24,036Midwest6,663 6,542 8,103Colorado2,042 — —Corporate and other411 527 155Total depreciation and amortization23,266 21,169 32,294Share-based compensation2,075 1,680 —Corporate write-downs, reserves and recoveries(707) (3,129) —Pre-opening expense421 — —Operating income from continuing operations45,694 42,034 28,330Other income (expense) Interest expense, net(29,731) (28,364) 55Reorganization costs— — (6,797)Fresh-start adjustments— — (160,316)Reorganization of debt— — 633,659Impairment charges— — (75,746)Loss on extinguishment (or modification) of debt(8,842) — —Other costs— (1,576) —Total other income (expense), net(38,573) (29,940) 390,855Income (loss) from continuing operations before income tax$7,121 $12,094 $419,185

Selected Quarterly Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Selected Quarterly Financial Information [Abstract]
Net revenues	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062	$ 403,176	$ 378,587
Operating income	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289	45,694	42,034
Net income (loss)	$ 463	$ 1,646	$ (2,089)	$ 4,614	$ 8,202	$ (2,276)	$ (575)	$ 2,521	$ 4,634	$ 7,872

Restatement of Prior Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 As Reported [Member] Successor [Member]	Dec. 31, 2010 As Reported [Member] Predecessor [Member]	Dec. 31, 2011 Discontinued operations [Member] Successor [Member]	Dec. 31, 2010 Discontinued operations [Member] Predecessor [Member]	Dec. 31, 2011 Reclassified Amount [Member] Successor [Member]	Dec. 31, 2010 Reclassified Amount [Member] Predecessor [Member]	Dec. 31, 2011 Error Correction [Member] Successor [Member]	Dec. 31, 2010 Error Correction [Member] Predecessor [Member]	Dec. 31, 2011 As Corrected [Member] Successor [Member]	Dec. 31, 2010 As Corrected [Member] Predecessor [Member]
Casino											$ 285,169	$ 265,810	$ 276,837	$ 297,518	$ 308,410	$ (26,344)	$ (25,775)			$ (5,364)	$ (5,798)	$ 265,810	$ 276,837
Food and beverage											45,784	41,710	43,733	49,136	51,344	(7,426)	(7,611)			0	0	41,710	43,733
Lodging											29,227	25,222	23,588	33,042	31,778	(7,820)	(8,190)			0	0	25,222	23,588
Fuel and retail											74,971	76,241	65,830	91,684	80,838	(15,443)	(15,008)			0	0	76,241	65,830
Other											21,210	18,629	19,527	20,152	20,269	(890)	(742)			0	0	18,629	19,527
Total revenue											456,361	427,612	429,515	491,532	492,639	(57,923)	(57,326)	(633)	0	(5,364)	(5,798)	427,612	429,515
Promotional allowances											(53,185)	(49,025)	(49,123)	(59,632)	(60,766)	5,243	5,845			5,364	5,798	(49,025)	(49,123)
Net revenue	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062	$ 403,176	$ 378,587	$ 403,176	$ 378,587	$ 380,392	$ 431,900	$ 431,873	$ (52,680)	$ (51,481)	$ (633)	$ 0	$ 0	$ 0	$ 378,587	$ 380,392

Condensed Consolidated Guarantor Data-Balance Sheet (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 9% Senior Notes Due 2018 [Member]	May 09, 2012 9% Senior Notes Due 2018 [Member] Senior notes [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member] Affinity Gaming, LLC [Member]	Dec. 31, 2011 Successor [Member] Affinity Gaming, LLC [Member]	Dec. 31, 2010 Successor [Member] Affinity Gaming, LLC [Member]	Dec. 31, 2012 Successor [Member] Affinity Gaming Finance Corp. [Member]	Dec. 31, 2011 Successor [Member] Affinity Gaming Finance Corp. [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Consolidating/Eliminating Member]	Dec. 31, 2011 Successor [Member] Consolidating/Eliminating Member]	Dec. 31, 2010 Successor [Member] Consolidating/Eliminating Member]
Guarantor Obligations [Line Items]
Aggregate principal amount				$ 200,000,000
Interest rate (percent)			9.00%	9.00%
Current assets
Cash and cash equivalents					126,873,000	45,956,000	59,781,000	89,063,000	5,065,000	20,945,000	0	0	37,810,000	40,891,000	38,836,000	0	0	0	0	0	0
Restricted cash					608,000	9,237,000		469,000	9,105,000		0		139,000	132,000		0	0		0	0
Intercompany receivables					0	0		0	19,132,000		0		27,500,000	0		0	0		(27,500,000)	(19,132,000)
Receivable, St Jo flood					0	4,068,000			0					4,068,000			0			0
Accounts receivable, net					5,109,000	3,662,000		775,000	429,000		0		4,334,000	3,233,000		0	0		0	0
Prepaid expense					8,568,000	7,908,000		1,060,000	644,000		0		7,508,000	7,264,000		0	0		0	0
Inventory					2,835,000	2,854,000		0	0		0		2,835,000	2,854,000		0	0		0	0
Deferred income tax asset		0			3,124,000	0		904,000	1,410,000		0		2,220,000	0		0	0		0	(1,410,000)
Total current assets					147,117,000	73,685,000		92,271,000	35,785,000		0		54,846,000	58,442,000		0	0		0	(20,542,000)
Property and equipment, net	267,948,000	218,594,000			267,948,000	218,594,000		3,866,000	1,978,000		0		264,082,000	216,616,000		0	0		0	0
Investment in subsidiaries					0	0		338,535,000	329,596,000		0		0	0		0	0		(338,535,000)	(329,596,000)
Intercompany notes receivable					0	0		193,216,000	193,216,000		0		0	0		0	0		(193,216,000)	(193,216,000)
Other assets, net	1,196,000	1,495,000			14,951,000	7,597,000		11,820,000	4,304,000		0		3,131,000	3,293,000		0	0		0	0
Assets held for sale					21,443,000	130,033,000		0	0		0		21,443,000	38,854,000		0	91,179,000		0	0
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent						0			1,818,000					0			242,000			(2,060,000)
Intangibles	131,947,000	125,544,000			131,947,000	125,544,000		0	0		0		131,947,000	125,544,000		0	0		0	0
Goodwill	68,516,000	53,455,000			68,516,000	48,287,000		0	0		0		68,516,000	48,287,000		0	0		0	0
Total assets	651,922,000	603,740,000			651,922,000	603,740,000		639,708,000	566,697,000		0		571,465,000	491,036,000		0	91,421,000		(559,251,000)	(545,414,000)
Current liabilities
Accounts payable					14,001,000	11,948,000		2,043,000	2,278,000		0		11,958,000	9,670,000		0	0		0	0
Intercompany payables					0	0		27,500,000	0		0		0	19,132,000		0	0		(27,500,000)	(19,132,000)
Accrued interest					2,581,000	97,000		2,581,000	97,000		0		0	0		0	0		0	0
Accrued expense	21,097,000	23,719,000			21,097,000	23,719,000		2,802,000	9,286,000		0		18,295,000	14,433,000		0	0		0	0
Income tax payable					516,000	184,000		516,000	66,000		0		0	0		0	118,000		0	0
Deferred income tax liability	(3,124,000)	735,000			0	735,000			0					2,021,000			124,000			(1,410,000)
Current maturities of long-term debt	7,281,000	1,325,000			7,281,000	1,325,000		7,281,000	1,325,000		0		0	0		0	0		0	0
Total current liabilities					45,476,000	38,008,000		42,723,000	13,052,000		0		223,469,000	238,472,000		0	242,000		(220,716,000)	(213,758,000)
Intercompany notes payable					0	0			0					193,216,000			0		(193,216,000)	(193,216,000)
Long-term debt, less current portion	389,435,000	347,075,000			389,435,000	347,075,000		389,435,000	347,075,000		0		0	0		0	0		0	0
Other liabilities					1,007,000	1,014,000		283,000	335,000		0		724,000	679,000		0	0		0	0
Liabilities held for sale	3,552,000	8,644,000			3,552,000	8,644,000		0	0		0		3,552,000	3,756,000		0	4,888,000		0	0
Deferred income tax liability	5,322,000	2,764,000			5,322,000	2,764,000		137,000	0		0		5,185,000	4,824,000		0	0		0	(2,060,000)
Total liabilities					444,792,000	397,505,000		432,578,000	360,462,000		0		232,930,000	247,731,000		0	5,130,000		(220,716,000)	(215,818,000)
Owners' equity
Common stock					20,000	0		20,000			0		0			0			0
Other equity					207,110,000	206,235,000		207,110,000	206,235,000		0		338,535,000	243,305,000		0	86,291,000		(338,535,000)	(329,596,000)
Total owners’ equity					207,130,000	206,235,000	198,033,000	207,130,000	206,235,000		0		338,535,000	243,305,000		0	86,291,000		(338,535,000)	(329,596,000)
Total liabilities and owners’ equity					$ 651,922,000	$ 603,740,000		$ 639,708,000	$ 566,697,000		$ 0		$ 571,465,000	$ 491,036,000		$ 0	$ 91,421,000		$ (559,251,000)	$ (545,414,000)

Condensed Consolidated Guarantor Data-Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Net revenue	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062		$ 403,176	$ 378,587
Operating Expenses [Abstract]
Depreciation and amortization										21,000	20,300	31,200
Write downs, reserves and recoveries										(785)	(6,388)
Operating income from continuing operations	8,044	10,075	13,152	14,423	13,141	7,136	10,468	11,289		45,694	42,034
Other Income and Expenses [Abstract]
Impairment charges										(13,600)
Provision for income taxes									(4,222)	(2,487)
Income (loss) from discontinued operations before tax										(9,085)	(1,877)	(30,940)
Provision for income taxes									527	3,271
Loss from discontinued operations										(5,814)	(1,350)	(30,940)
Net income (loss)	463	1,646	(2,089)	4,614	8,202	(2,276)	(575)	2,521		4,634	7,872
Predecessor [Member]
Revenues [Abstract]
Casino												276,837
Food and beverage												43,733
Lodging												23,588
Fuel and retail												65,830
Other												19,527
Total revenue												429,515
Promotional Allowances												(49,123)
Net revenue												380,392
Operating Expenses [Abstract]
Casino												103,697
Food and beverage												43,278
Lodging												17,199
Fuel and retail												56,952
Other												14,188
General and administrative												72,518
Corporate												11,936
Depreciation and amortization												32,294
Pre-opening expense												0
Write downs, reserves and recoveries												0
Total expense												352,062
Operating income from continuing operations												28,330
Other Income and Expenses [Abstract]
Interest expense, net												55
Loss on extinguishment (or modification) of debt												0
Reorganization costs												(6,797)
Fresh-start adjustments												(160,316)
Reorganization of debt												633,659
Impairment charges												(75,746)
Other costs												0
Income (loss) from equity investments in subsidiaries												0
Total other income (expense), net												390,855
Income from continuing operations before income tax												419,185
Provision for income taxes												0
Income from continuing operations												419,185
Income (loss) from discontinued operations before tax												(30,940)
Provision for income taxes												0
Loss from discontinued operations												(30,940)
Net income (loss)												388,245
Predecessor [Member] | Affinity Gaming, LLC [Member]
Revenues [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
Total revenue												0
Promotional Allowances												0
Net revenue												0
Operating Expenses [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
General and administrative												0
Corporate												11,936
Depreciation and amortization												0
Total expense												11,936
Operating income from continuing operations												(11,936)
Other Income and Expenses [Abstract]
Interest expense, net												43
Reorganization costs												(6,797)
Fresh-start adjustments												0
Reorganization of debt												633,659
Impairment charges												0
Income (loss) from equity investments in subsidiaries												(226,724)
Total other income (expense), net												400,181
Income from continuing operations before income tax												388,245
Provision for income taxes												0
Income from continuing operations												388,245
Income (loss) from discontinued operations before tax												0
Provision for income taxes												0
Loss from discontinued operations												0
Net income (loss)												388,245
Predecessor [Member] | Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino												276,837
Food and beverage												43,733
Lodging												23,588
Fuel and retail												65,830
Other												19,527
Total revenue												429,515
Promotional Allowances												(49,123)
Net revenue												380,392
Operating Expenses [Abstract]
Casino												103,697
Food and beverage												43,278
Lodging												17,199
Fuel and retail												56,952
Other												14,188
General and administrative												72,518
Corporate												0
Depreciation and amortization												32,294
Total expense												340,126
Operating income from continuing operations												40,266
Other Income and Expenses [Abstract]
Interest expense, net												12
Reorganization costs												0
Fresh-start adjustments												(160,316)
Reorganization of debt												0
Impairment charges												(75,746)
Income (loss) from equity investments in subsidiaries												0
Total other income (expense), net												(236,050)
Income from continuing operations before income tax												(195,784)
Provision for income taxes												0
Income from continuing operations												(195,784)
Income (loss) from discontinued operations before tax												(33,451)
Provision for income taxes												0
Loss from discontinued operations												(33,451)
Net income (loss)												(229,235)
Predecessor [Member] | Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
Total revenue												0
Promotional Allowances												0
Net revenue												0
Operating Expenses [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
General and administrative												0
Corporate												0
Depreciation and amortization												0
Total expense												0
Operating income from continuing operations												0
Other Income and Expenses [Abstract]
Interest expense, net												0
Reorganization costs												0
Fresh-start adjustments												0
Reorganization of debt												0
Impairment charges												0
Income (loss) from equity investments in subsidiaries												0
Total other income (expense), net												0
Income from continuing operations before income tax												0
Provision for income taxes												0
Income from continuing operations												0
Income (loss) from discontinued operations before tax												2,511
Provision for income taxes												0
Loss from discontinued operations												2,511
Net income (loss)												2,511
Predecessor [Member] | Consolidating/Eliminating Member]
Revenues [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
Total revenue												0
Promotional Allowances												0
Net revenue												0
Operating Expenses [Abstract]
Casino												0
Food and beverage												0
Lodging												0
Fuel and retail												0
Other												0
General and administrative												0
Corporate												0
Depreciation and amortization												0
Total expense												0
Operating income from continuing operations												0
Other Income and Expenses [Abstract]
Interest expense, net												0
Reorganization costs												0
Fresh-start adjustments												0
Reorganization of debt												0
Impairment charges												0
Income (loss) from equity investments in subsidiaries												226,724
Total other income (expense), net												226,724
Income from continuing operations before income tax												226,724
Provision for income taxes												0
Income from continuing operations												226,724
Income (loss) from discontinued operations before tax												0
Provision for income taxes												0
Loss from discontinued operations												0
Net income (loss)												226,724
Successor [Member]
Revenues [Abstract]
Casino										285,169	265,810
Food and beverage										45,784	41,710
Lodging										29,227	25,222
Fuel and retail										74,971	76,241
Other										21,210	18,629
Total revenue										456,361	427,612
Promotional Allowances										(53,185)	(49,025)
Net revenue										403,176	378,587
Operating Expenses [Abstract]
Casino										110,267	101,399
Food and beverage										46,395	41,806
Lodging										18,006	17,518
Fuel and retail										64,707	67,291
Other										9,649	12,546
General and administrative										72,830	69,011
Corporate										12,726	12,201
Depreciation and amortization										23,266	21,169
Pre-opening expense										421	0
Write downs, reserves and recoveries										(785)	(6,388)
Total expense										357,482	336,553
Operating income from continuing operations										45,694	42,034
Other Income and Expenses [Abstract]
Interest expense, net										(29,731)	(28,364)
Intercompany interest income										0	0
Intercompany interest expense										0	0
Loss on extinguishment (or modification) of debt										(8,842)	0
Reorganization costs										0	0
Fresh-start adjustments										0	0
Reorganization of debt										0	0
Impairment charges										0	0
Other costs										0	(1,576)
Income (loss) from equity investments in subsidiaries										0	0
Total other income (expense), net										(38,573)	(29,940)
Income from continuing operations before income tax										7,121	12,094
Provision for income taxes										(2,487)	(4,222)
Income from continuing operations										4,634	7,872
Income (loss) from discontinued operations before tax										(9,085)	(1,877)
Provision for income taxes										3,271	527
Loss from discontinued operations										(5,814)	(1,350)
Net income (loss)										(1,180)	6,522
Successor [Member] | Affinity Gaming, LLC [Member]
Revenues [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
Total revenue										0	0
Promotional Allowances										0	0
Net revenue										0	0
Operating Expenses [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
General and administrative										0	0
Corporate										12,726	12,201
Depreciation and amortization										411	527
Pre-opening expense										421
Write downs, reserves and recoveries										(707)	(3,129)
Total expense										12,851	9,599
Operating income from continuing operations										(12,851)	(9,599)
Other Income and Expenses [Abstract]
Interest expense, net										(32,753)	(35,591)
Intercompany interest income										29,848	28,398
Intercompany interest expense										0	0
Loss on extinguishment (or modification) of debt										(8,842)
Other costs											(1,576)
Income (loss) from equity investments in subsidiaries										15,884	21,001
Total other income (expense), net										4,137	12,232
Income from continuing operations before income tax										(8,714)	2,633
Provision for income taxes										7,534	3,889
Income from continuing operations										(1,180)	6,522
Income (loss) from discontinued operations before tax										0	0
Provision for income taxes										0	0
Loss from discontinued operations										0	0
Net income (loss)										(1,180)	6,522
Successor [Member] | Affinity Gaming Finance Corp. [Member]
Revenues [Abstract]
Casino										0
Food and beverage										0
Lodging										0
Fuel and retail										0
Other										0
Total revenue										0
Promotional Allowances										0
Net revenue										0
Operating Expenses [Abstract]
Casino										0
Food and beverage										0
Lodging										0
Fuel and retail										0
Other										0
General and administrative										0
Corporate										0
Depreciation and amortization										0
Pre-opening expense										0
Write downs, reserves and recoveries										0
Total expense										0
Operating income from continuing operations										0
Other Income and Expenses [Abstract]
Interest expense, net										0
Intercompany interest income										0
Intercompany interest expense										0
Loss on extinguishment (or modification) of debt										0
Income (loss) from equity investments in subsidiaries										0
Total other income (expense), net										0
Income from continuing operations before income tax										0
Provision for income taxes										0
Income from continuing operations										0
Income (loss) from discontinued operations before tax										0
Provision for income taxes										0
Loss from discontinued operations										0
Net income (loss)										0
Successor [Member] | Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino										285,169	265,810
Food and beverage										45,784	41,710
Lodging										29,227	25,222
Fuel and retail										74,971	76,241
Other										21,210	18,629
Total revenue										456,361	427,612
Promotional Allowances										(53,185)	(49,025)
Net revenue										403,176	378,587
Operating Expenses [Abstract]
Casino										110,267	101,399
Food and beverage										46,395	41,806
Lodging										18,006	17,518
Fuel and retail										64,707	67,291
Other										9,649	12,546
General and administrative										72,830	69,011
Corporate										0	0
Depreciation and amortization										22,855	20,642
Pre-opening expense										0
Write downs, reserves and recoveries										(78)	(3,259)
Total expense										344,631	326,954
Operating income from continuing operations										58,545	51,633
Other Income and Expenses [Abstract]
Interest expense, net										0	0
Intercompany interest income										0	0
Intercompany interest expense										(29,848)	(28,398)
Loss on extinguishment (or modification) of debt										0
Other costs											0
Income (loss) from equity investments in subsidiaries										0	0
Total other income (expense), net										(29,848)	(28,398)
Income from continuing operations before income tax										28,697	23,235
Provision for income taxes										(10,021)	(8,111)
Income from continuing operations										18,676	15,124
Income (loss) from discontinued operations before tax										(14,205)	(456)
Provision for income taxes										5,114	128
Loss from discontinued operations										(9,091)	(328)
Net income (loss)										9,585	14,796
Successor [Member] | Non-Guarantor Subsidiaries [Member]
Revenues [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
Total revenue										0	0
Promotional Allowances										0	0
Net revenue										0	0
Operating Expenses [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
General and administrative										0	0
Corporate										0	0
Depreciation and amortization										0	0
Pre-opening expense										0
Write downs, reserves and recoveries										0	0
Total expense										0	0
Operating income from continuing operations										0	0
Other Income and Expenses [Abstract]
Interest expense, net										0	0
Intercompany interest income										0	0
Intercompany interest expense										0	0
Loss on extinguishment (or modification) of debt										0
Other costs											0
Income (loss) from equity investments in subsidiaries										0
Total other income (expense), net										0	0
Income from continuing operations before income tax										0	0
Provision for income taxes										0	0
Income from continuing operations										0	0
Income (loss) from discontinued operations before tax										5,120	(1,421)
Provision for income taxes										(1,843)	399
Loss from discontinued operations										3,277	(1,022)
Net income (loss)										3,277	(1,022)
Successor [Member] | Consolidating/Eliminating Member]
Revenues [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
Total revenue										0	0
Promotional Allowances										0	0
Net revenue										0	0
Operating Expenses [Abstract]
Casino										0	0
Food and beverage										0	0
Lodging										0	0
Fuel and retail										0	0
Other										0	0
General and administrative										0	0
Corporate										0	0
Depreciation and amortization										0	0
Pre-opening expense										0
Write downs, reserves and recoveries										0	0
Total expense										0	0
Operating income from continuing operations										0	0
Other Income and Expenses [Abstract]
Interest expense, net										3,022	7,227
Intercompany interest income										(29,848)	(28,398)
Intercompany interest expense										29,848	28,398
Loss on extinguishment (or modification) of debt										0
Other costs											0
Income (loss) from equity investments in subsidiaries										(15,884)	(21,001)
Total other income (expense), net										(12,862)	(13,774)
Income from continuing operations before income tax										(12,862)	(13,774)
Provision for income taxes										0	0
Income from continuing operations										(12,862)	(13,774)
Income (loss) from discontinued operations before tax										0	0
Provision for income taxes										0	0
Loss from discontinued operations										0	0
Net income (loss)										$ (12,862)	$ (13,774)

Condensed Consolidated Guarantor Data-Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Predecessor [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			$ 50,111
Cash flows from investing activities:
Collection on notes and loans receivable			33
Restricted cash			(7,076)
Cash paid for business acquisition			0
Insurance proceeds St Jo flood			0
Proceeds from sale of property and equipment			40
Property and equipment additions			(21,153)
Net cash used in investing activities			(28,156)
Cash flows from financing activities:
Reorganization items			(38,258)
Payments on long-term debt			0
Proceeds from long-term debt			0
Loan origination fees			0
Net cash provided by (used in) financing activities			(38,258)
Net increase in cash and cash equivalents			(16,303)
Beginning of year			76,084
End of year			59,781
Predecessor [Member] | Affinity Gaming, LLC [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			(22,846)
Cash flows from investing activities:
Collection on notes and loans receivable			33
Restricted cash			(7,421)
Proceeds from sale of property and equipment			0
Property and equipment additions			0
Net cash used in investing activities			(7,388)
Cash flows from financing activities:
Reorganization items			(38,258)
Net cash provided by (used in) financing activities			18,760
Net increase in cash and cash equivalents			(11,474)
Beginning of year			32,419
End of year			20,945
Predecessor [Member] | Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			72,957
Cash flows from investing activities:
Collection on notes and loans receivable			0
Restricted cash			345
Proceeds from sale of property and equipment			40
Property and equipment additions			(21,153)
Net cash used in investing activities			(20,768)
Cash flows from financing activities:
Reorganization items			0
Net cash provided by (used in) financing activities			(57,018)
Net increase in cash and cash equivalents			(4,829)
Beginning of year			43,665
End of year			38,836
Predecessor [Member] | Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			0
Cash flows from investing activities:
Collection on notes and loans receivable			0
Restricted cash			0
Proceeds from sale of property and equipment			0
Property and equipment additions			0
Net cash used in investing activities			0
Cash flows from financing activities:
Reorganization items			0
Net cash provided by (used in) financing activities			0
Net increase in cash and cash equivalents			0
Beginning of year			0
End of year			0
Predecessor [Member] | Consolidating/Eliminating Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			0
Cash flows from investing activities:
Collection on notes and loans receivable			0
Restricted cash			0
Proceeds from sale of property and equipment			0
Property and equipment additions			0
Net cash used in investing activities			0
Cash flows from financing activities:
Reorganization items			0
Net cash provided by (used in) financing activities			0
Net increase in cash and cash equivalents			0
Beginning of year			0
End of year			0
Successor [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	62,390	20,547
Cash flows from investing activities:
Collection on notes and loans receivable	0	0
Restricted cash	8,629	(1,500)
Cash paid for business acquisition	(4,305)	0
Insurance proceeds St Jo flood	3,045	0
Proceeds from sale of property and equipment	66	1,078
Property and equipment additions	(26,425)	(30,728)
Net cash used in investing activities	(18,990)	(31,150)
Cash flows from financing activities:
Proceeds from intercompany interest	0	0	0
Reorganization items	0	0
Payments on long-term debt	(349,900)	(1,600)
Proceeds from long-term debt	398,000	0
Loan origination fees	(10,583)	(1,622)
Net cash provided by (used in) financing activities	37,517	(3,222)
Net increase in cash and cash equivalents	80,917	(13,825)
Beginning of year	45,956	59,781
End of year	126,873	45,956	59,781
Successor [Member] | Affinity Gaming, LLC [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	(22,686)	(22,745)
Cash flows from investing activities:
Restricted cash	8,636	(1,500)
Cash paid for business acquisition	(4,305)
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0	925
Property and equipment additions	(2,723)	(1,502)
Net cash used in investing activities	1,608	(2,077)
Cash flows from financing activities:
Proceeds from intercompany interest	67,559	12,164	57,018
Payments on long-term debt	(349,900)	(1,600)
Proceeds from long-term debt	398,000
Loan origination fees	(10,583)	(1,622)
Net cash provided by (used in) financing activities	105,076	8,942
Net increase in cash and cash equivalents	83,998	(15,880)
Beginning of year	5,065	20,945
End of year	89,063	5,065	20,945
Successor [Member] | Affinity Gaming Finance Corp. [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	0
Cash flows from investing activities:
Restricted cash	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0
Property and equipment additions	0
Net cash used in investing activities	0
Cash flows from financing activities:
Proceeds from intercompany interest	0
Payments on long-term debt	0
Proceeds from long-term debt	0
Loan origination fees	0
Net cash provided by (used in) financing activities	0
Net increase in cash and cash equivalents	0
Beginning of year	0
End of year	0
Successor [Member] | Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	61,184	43,292
Cash flows from investing activities:
Restricted cash	(7)	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	3,045
Proceeds from sale of property and equipment	66	153
Property and equipment additions	(23,702)	(29,226)
Net cash used in investing activities	(20,598)	(29,073)
Cash flows from financing activities:
Proceeds from intercompany interest	(43,667)	(12,164)	(57,018)
Payments on long-term debt	0	0
Proceeds from long-term debt	0
Loan origination fees	0	0
Net cash provided by (used in) financing activities	(43,667)	(12,164)
Net increase in cash and cash equivalents	(3,081)	2,055
Beginning of year	40,891	38,836
End of year	37,810	40,891	38,836
Successor [Member] | Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	23,892	0
Cash flows from investing activities:
Restricted cash	0	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0	0
Property and equipment additions	0	0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Proceeds from intercompany interest	(23,892)	0	0
Payments on long-term debt	0	0
Proceeds from long-term debt	0
Loan origination fees	0	0
Net cash provided by (used in) financing activities	(23,892)	0
Net increase in cash and cash equivalents	0	0
Beginning of year	0	0
End of year	0	0	0
Successor [Member] | Consolidating/Eliminating Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities:
Restricted cash	0	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0	0
Property and equipment additions	0	0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Proceeds from intercompany interest	0	0	0
Payments on long-term debt	0	0
Proceeds from long-term debt	0
Loan origination fees	0	0
Net cash provided by (used in) financing activities	0	0
Net increase in cash and cash equivalents	0	0
Beginning of year	0	0
End of year	$ 0	$ 0	$ 0